Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2022

Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and Contract Owners of
Forethought Life Insurance
Company Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Forethought Life Insurance Company Separate Account A (the "Separate Account") of Forethought Life Insurance Company (the "Company") as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Separate Account of the Company as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AB VPS Growth and Income Portfolio — Class B	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Century VP Capital Appreciation Fund — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Century VP Disciplined Core Value Fund — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Century VP Growth Fund — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Century VP Mid Cap Value Fund — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Century VP Value Fund — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Asset Allocation Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Capital Income Builder — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Capital World Growth and Income Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Global Growth Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Growth Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Growth-Income Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds International Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds Managed Risk Asset Allocation Fund — Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds New World Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
American Funds The Bond Fund of America — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
American Funds Washington Mutual Investors Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock Basic Value V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock Capital Appreciation V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock Equity Dividend V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock Global Allocation V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock High Yield V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock Managed Volatility V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock S&P 500 Index V.I. Fund — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock S&P 500 Index V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock Total Return V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
BlackRock U.S. Government Bond V.I. Fund — Class III	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Calvert VP EAFE International Index Portfolio — Class F	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Calvert VP Investment Grade Bond Index Portfolio — Class F	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Calvert VP Nasdaq 100 Index Portfolio — Class F	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Calvert VP Russell 2000 Small Cap Index Portfolio — Class F	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Calvert VP S&P MidCap 400 Index Portfolio — Class F	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware Ivy VIP Core Equity — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware Ivy VIP International Core Equity — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware Ivy VIP Value — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware Ivy VIP Securian Real Estate Securities — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
DFA VA Global Bond — Institutional Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
DFA VA International Value Portfolio — Institutional Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
DFA VA US Large Value Portfolio — Institutional Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
DFA VA US Targeted Value Portfolio — Institutional Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Global Real Estate VIP Fund — Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Income VIP Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Mutual Global Discovery VIP Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Mutual Shares VIP Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Rising Dividends VIP Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Small Cap Value VIP Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Franklin Strategic Income VIP Fund — Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Templeton Foreign Securities Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Templeton Global Bond Securities Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
FT VIP Templeton Growth Securities Fund — Class 4	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic American Funds Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic Balanced Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic Growth Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic Moderate Growth Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic Select Advisor Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Global Atlantic Wellington Research Managed Risk Portfolio — Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT Core Fixed Income Fund — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT High Quality Floating Rate Fund — Advisor Shares	N/A	For the period from January 01,2022 to April 29, 2022	For the period from January 01, 2022 to April 29, 2022 and year ended December 31, 2021	For the period from January 01, 2022 to April 29, 2022 and year ended December 31, 2021
Goldman Sachs VIT International Equity Insights Fund — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Goldman Sachs VIT Mid Cap Growth Fund — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT Mid Cap Value — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio — Advisor Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT Small Cap Equity Insights Fund — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT Trend Driven Allocation Fund — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Goldman Sachs VIT U.S. Equity Insights Fund — Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Hartford Capital Appreciation HLS Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Hartford Disciplined Equity HLS Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Hartford Dividend and Growth HLS Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Hartford International Opportunities HLS Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Hartford Total Return Bond HLS Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund — Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Balanced Risk Allocation Fund — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Comstock Fund — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Core Equity — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund — Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Equity and Income Fund — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. EQV International Growth Equity Fund — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Global Fund — Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Global Real Estate Fund — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Government Money Market Fund — Series I Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Main Street Mid Cap Fund® — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Invesco V.I. Main Street Small Cap Fund — Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Invesco V.I. Small Cap Equity Fund — Series II Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Lord Abbett Bond- Debenture Portfolio — Class VC	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Lord Abbett Fundamental Equity Portfolio — Class VC	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Lord Abbett Growth Opportunities Portfolio — Class VC	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Lord Abbett MidCap Stock Portfolio — Class VC	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Lord Abbett Short Duration Income Portfolio — Class VC	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Blended Research Core Equity Portfolio — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Blended Research Small Cap Equity Portfolio — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Global Real Estate Portfolio — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Growth Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS International Intrinsic Value Portfolio — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Investors Trust Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Mid Cap Growth Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Mid Cap Value Portfolio — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS New Discovery Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Research International Portfolio — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Total Return Bond Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Utilities Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS Value Series — Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO All Asset Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO CommodityRealReturn Strategy Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO Dynamic Bond Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO Emerging Markets Bond Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
PIMCO Global Core Managed Asset Allocation Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO High Yield Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO Real Return Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO StocksPLUS Global Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
PIMCO Total Return Portfolio — Advisor Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Global Asset Allocation Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Growth Opportunities Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Income Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT International Value Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Large Cap Value Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Mortgage Securities Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Multi- Asset Absolute Return Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Multi-Cap Core Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Putnam VT Small Cap Value Fund — Class IB	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
TOPS Managed Risk Balanced ETF Portfolio — Class 3	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
TOPS Managed Risk Growth ETF Portfolio — Class 3	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
TOPS Managed Risk Moderate Growth ETF Portfolio — Class 3	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

The financial highlights presented for each of the years or periods ended December 31, 2020 and prior were audited by other auditors whose report, dated April 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with each sub-account's fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 11, 2023

We have served as the auditor of one or more separate accounts of Forethought Life Insurance Company since 2021.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2022

	AB VPS Growth and Income Portfolio	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$62,645	$94,836	$9,627	$2,389,019	$1,745,120
Investment income receivable	—	—	—	—	—
Net assets	62,645	94,836	9,627	2,389,019	1,745,120
Net assets by category:
Accumulation reserves	62,645	94,836	9,627	2,389,019	1,745,120
Net assets	62,645	94,836	9,627	2,389,019	1,745,120
Units outstanding, December 31, 2022	3,500	5,461	552	92,921	86,899
Investments in shares of the Underlying Funds, at cost	$66,276	$122,082	$12,052	$2,622,327	$1,659,231
Underlying Fund shares held	2,209	8,218	1,341	173,747	82,434

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund	American Funds Global Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,004,305	$2,244,749	$1,377,762	$1,204,113	$3,586,859
Investment income receivable	—	—	—	—	—
Net assets	2,004,305	2,244,749	1,377,762	1,204,113	3,586,859
Net assets by category:
Accumulation reserves	2,004,305	2,244,749	1,377,762	1,204,113	3,586,859
Net assets	2,004,305	2,244,749	1,377,762	1,204,113	3,586,859
Units outstanding, December 31, 2022	108,360	150,290	105,604	77,636	209,229
Investments in shares of the Underlying Funds, at cost	$1,694,361	$2,401,395	$1,278,003	$1,458,353	$3,856,835
Underlying Fund shares held	160,859	103,254	125,708	106,089	121,547

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$16,713,594	$12,515,758	$2,211,837	$505,282,691	$1,478,218
Investment income receivable	—	—	—	—	—
Net assets	16,713,594	12,515,758	2,211,837	505,282,691	1,478,218
Net assets by category:
Accumulation reserves	16,713,594	12,515,758	2,211,837	505,282,691	1,478,218
Net assets	16,713,594	12,515,758	2,211,837	505,282,691	1,478,218
Units outstanding, December 31, 2022	696,227	679,536	182,496	36,629,985	109,330
Investments in shares of the Underlying Funds, at cost	$19,069,203	$12,640,347	$2,788,389	$510,453,286	$1,612,333
Underlying Fund shares held	226,964	256,892	147,554	41,793,440	67,684

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$921,824	$7,408,464	$38,187	$1,498,329	$2,116,692
Investment income receivable	—	—	—	—	—
Net assets	921,824	7,408,464	38,187	1,498,329	2,116,692
Net assets by category:
Accumulation reserves	921,824	7,408,464	38,187	1,498,329	2,116,692
Net assets	921,824	7,408,464	38,187	1,498,329	2,116,692
Units outstanding, December 31, 2022	91,409	415,673	2,470	72,128	106,134
Investments in shares of the Underlying Funds, at cost	$1,103,949	$8,115,297	$45,636	$2,199,143	$2,331,918
Underlying Fund shares held	99,873	600,362	3,289	260,127	209,159

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,629,956	$1,343,700	$14,960,329	$6,655,607	$1,818,010
Investment income receivable	—	6,929	—	—	—
Net assets	3,629,956	1,350,629	14,960,329	6,655,607	1,818,010
Net assets by category:
Accumulation reserves	3,629,956	1,350,629	14,960,329	6,655,607	1,818,010
Net assets	3,629,956	1,350,629	14,960,329	6,655,607	1,818,010
Units outstanding, December 31, 2022	268,552	108,581	1,384,850	343,240	123,062
Investments in shares of the Underlying Funds, at cost	$4,468,453	$1,527,770	$14,512,837	$6,958,385	$1,868,783
Underlying Fund shares held	305,809	208,326	1,071,657	273,219	74,539

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$995,732	$449,088	$330,220	$270,160	$3,037,365
Investment income receivable	2,919	602	—	—	—
Net assets	998,651	449,690	330,220	270,160	3,037,365
Net assets by category:
Accumulation reserves	998,651	449,690	330,220	270,160	3,037,365
Net assets	998,651	449,690	330,220	270,160	3,037,365
Units outstanding, December 31, 2022	102,415	48,497	27,081	28,276	134,553
Investments in shares of the Underlying Funds, at cost	$1,208,566	$519,664	$345,006	$319,706	$2,435,434
Underlying Fund shares held	100,275	50,010	3,977	5,844	33,389

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Delaware Ivy VIP Core Equity	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Value
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,873,866	$1,671,427	$10,013	$1,362,428	$7,029
Investment income receivable	—	—	—	—	—
Net assets	1,873,866	1,671,427	10,013	1,362,428	7,029
Net assets by category:
Accumulation reserves	1,873,866	1,671,427	10,013	1,362,428	7,029
Net assets	1,873,866	1,671,427	10,013	1,362,428	7,029
Units outstanding, December 31, 2022	122,442	98,085	528	115,244	409
Investments in shares of the Underlying Funds, at cost	$2,185,778	$1,764,748	$10,515	$1,476,667	$7,753
Underlying Fund shares held	27,376	15,329	871	96,013	1,264

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Delaware VIP Real Estate Securities (a)	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$10,364	$251,455	$218,324	$671,256	$218,566
Investment income receivable	—	—	—	—	—
Net assets	10,364	251,455	218,324	671,256	218,566
Net assets by category:
Accumulation reserves	10,364	251,455	218,324	671,256	218,566
Net assets	10,364	251,455	218,324	671,256	218,566
Units outstanding, December 31, 2022	770	27,042	18,735	48,205	14,961
Investments in shares of the Underlying Funds, at cost	$13,057	$276,017	$226,513	$602,178	$211,148
Underlying Fund shares held	1,645	26,139	17,837	22,059	10,641

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$29,305	$2,807,368	$77,776	$1,623,746	$2,360,874
Investment income receivable	—	—	—	—	—
Net assets	29,305	2,807,368	77,776	1,623,746	2,360,874
Net assets by category:
Accumulation reserves	29,305	2,807,368	77,776	1,623,746	2,360,874
Net assets	29,305	2,807,368	77,776	1,623,746	2,360,874
Units outstanding, December 31, 2022	2,619	208,500	5,824	105,015	105,266
Investments in shares of the Underlying Funds, at cost	$41,003	$2,891,613	$85,729	$1,932,272	$2,330,525
Underlying Fund shares held	2,528	185,183	4,546	105,850	87,246

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund	FT VIP Templeton Global Bond Securities Fund	FT VIP Templeton Growth Securities Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,237,536	$1,001,434	$900,512	$2,457,650	$716,500
Investment income receivable	—	—	—	—	—
Net assets	1,237,536	1,001,434	900,512	2,457,650	716,500
Net assets by category:
Accumulation reserves	1,237,536	1,001,434	900,512	2,457,650	716,500
Net assets	1,237,536	1,001,434	900,512	2,457,650	716,500
Units outstanding, December 31, 2022	71,670	99,332	88,864	294,403	58,586
Investments in shares of the Underlying Funds, at cost	$1,493,393	$1,198,200	$992,138	$3,226,298	$838,556
Underlying Fund shares held	94,685	111,147	72,505	192,455	68,828

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$172,707,975	$89,494,429	$176,983,135	$216,826,778	$312,975,360
Investment income receivable	—	—	—	—	—
Net assets	172,707,975	89,494,429	176,983,135	216,826,778	312,975,360
Net assets by category:
Accumulation reserves	172,707,975	89,494,429	176,983,135	216,826,778	312,975,360
Net assets	172,707,975	89,494,429	176,983,135	216,826,778	312,975,360
Units outstanding, December 31, 2022	13,230,699	7,541,521	15,841,858	15,307,643	25,141,825
Investments in shares of the Underlying Funds, at cost	$175,624,790	$99,996,214	$180,462,789	$169,393,256	$272,322,401
Underlying Fund shares held	15,917,786	8,379,628	17,949,608	15,366,887	25,695,842

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT High Quality Floating Rate Fund (b)
Assets:
Investments in shares of the Underlying Funds, at fair value	$104,109,200	$78,925,507	$354,453,231	$1,610,371	$—
Investment income receivable	—	—	—	—	—
Net assets	104,109,200	78,925,507	354,453,231	1,610,371	—
Net assets by category:
Accumulation reserves	104,109,200	78,925,507	354,453,231	1,610,371	—
Net assets	104,109,200	78,925,507	354,453,231	1,610,371	—
Units outstanding, December 31, 2022	8,424,832	6,041,556	26,132,387	166,934	—
Investments in shares of the Underlying Funds, at cost	$100,930,138	$81,441,297	$364,892,814	$1,853,084	$—
Underlying Fund shares held	9,345,530	7,207,809	29,785,986	171,316	—

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund (a)	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$154,530	$95,369	$180,989	$71,588	$529,945
Investment income receivable	—	—	—	—	—
Net assets	154,530	95,369	180,989	71,588	529,945
Net assets by category:
Accumulation reserves	154,530	95,369	180,989	71,588	529,945
Net assets	154,530	95,369	180,989	71,588	529,945
Units outstanding, December 31, 2022	13,079	5,246	10,771	7,509	34,750
Investments in shares of the Underlying Funds, at cost	$170,699	$148,326	$199,050	$79,870	$672,940
Underlying Fund shares held	20,069	10,987	12,010	8,163	51,601

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Goldman Sachs VIT Trend Driven Allocation Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$480,836	$2,614,311	$1,792,317	$487,480	$1,999,527
Investment income receivable	—	—	—	—	—
Net assets	480,836	2,614,311	1,792,317	487,480	1,999,527
Net assets by category:
Accumulation reserves	480,836	2,614,311	1,792,317	487,480	1,999,527
Net assets	480,836	2,614,311	1,792,317	487,480	1,999,527
Units outstanding, December 31, 2022	41,937	145,211	89,474	43,161	79,830
Investments in shares of the Underlying Funds, at cost	$593,258	$2,969,597	$2,165,503	$485,696	$2,059,475
Underlying Fund shares held	48,132	163,190	46,699	31,450	91,470

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$767,140	$1,912,261	$179,382	$1,337,541	$895,023
Investment income receivable	—	—	—	—	—
Net assets	767,140	1,912,261	179,382	1,337,541	895,023
Net assets by category:
Accumulation reserves	767,140	1,912,261	179,382	1,337,541	895,023
Net assets	767,140	1,912,261	179,382	1,337,541	895,023
Units outstanding, December 31, 2022	57,685	185,442	15,523	108,674	49,599
Investments in shares of the Underlying Funds, at cost	$832,917	$2,349,106	$247,708	$1,792,521	$802,021
Underlying Fund shares held	54,835	207,404	100,776	167,822	44,199

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund (a)	Invesco V.I. Global Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$564,097	$404,414	$562,214	$1,168,554	$268,890
Investment income receivable	—	—	—	—	—
Net assets	564,097	404,414	562,214	1,168,554	268,890
Net assets by category:
Accumulation reserves	564,097	404,414	562,214	1,168,554	268,890
Net assets	564,097	404,414	562,214	1,168,554	268,890
Units outstanding, December 31, 2022	30,941	21,709	37,180	89,260	18,834
Investments in shares of the Underlying Funds, at cost	$737,265	$569,557	$596,067	$1,372,943	$376,120
Underlying Fund shares held	23,119	8,450	35,073	41,117	8,874

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$209,662	$5,955,649	$646,003	$339,434	$763,757
Investment income receivable	—	—	—	—	—
Net assets	209,662	5,955,649	646,003	339,434	763,757
Net assets by category:
Accumulation reserves	209,662	5,955,649	646,003	339,434	763,757
Net assets	209,662	5,955,649	646,003	339,434	763,757
Units outstanding, December 31, 2022	21,337	613,444	41,152	19,761	45,309
Investments in shares of the Underlying Funds, at cost	$258,452	$5,955,649	$880,427	$379,740	$1,009,398
Underlying Fund shares held	16,483	5,955,649	78,494	15,046	56,035

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,282,084	$1,396,394	$583,684	$314,063	$774,279
Investment income receivable	—	—	—	—	—
Net assets	3,282,084	1,396,394	583,684	314,063	774,279
Net assets by category:
Accumulation reserves	3,282,084	1,396,394	583,684	314,063	774,279
Net assets	3,282,084	1,396,394	583,684	314,063	774,279
Units outstanding, December 31, 2022	274,057	70,864	32,063	22,424	74,956
Investments in shares of the Underlying Funds, at cost	$3,870,499	$1,572,454	$938,450	$350,919	$848,571
Underlying Fund shares held	321,773	92,110	72,417	13,608	59,606

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio	MFS® Growth Series	MFS® International Intrinsic Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$174,660	$378,792	$120,421	$3,503,253	$1,078,928
Investment income receivable	—	—	—	—	—
Net assets	174,660	378,792	120,421	3,503,253	1,078,928
Net assets by category:
Accumulation reserves	174,660	378,792	120,421	3,503,253	1,078,928
Net assets	174,660	378,792	120,421	3,503,253	1,078,928
Units outstanding, December 31, 2022	9,746	23,024	8,841	143,429	67,971
Investments in shares of the Underlying Funds, at cost	$206,103	$505,768	$135,045	$3,964,867	$1,043,951
Underlying Fund shares held	3,730	45,419	7,855	78,302	40,334

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Research International Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$451,796	$247,959	$1,455,732	$1,038,798	$62,955
Investment income receivable	—	—	—	—	—
Net assets	451,796	247,959	1,455,732	1,038,798	62,955
Net assets by category:
Accumulation reserves	451,796	247,959	1,455,732	1,038,798	62,955
Net assets	451,796	247,959	1,455,732	1,038,798	62,955
Units outstanding, December 31, 2022	18,423	12,889	85,249	53,805	4,782
Investments in shares of the Underlying Funds, at cost	$414,449	$359,316	$1,389,083	$1,754,124	$65,610
Underlying Fund shares held	14,266	39,801	160,677	117,511	4,237

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$68,958	$294,532	$1,471,786	$144,212	$596,610
Investment income receivable	—	—	—	—	—
Net assets	68,958	294,532	1,471,786	144,212	596,610
Net assets by category:
Accumulation reserves	68,958	294,532	1,471,786	144,212	596,610
Net assets	68,958	294,532	1,471,786	144,212	596,610
Units outstanding, December 31, 2022	6,935	16,939	65,569	11,586	41,471
Investments in shares of the Underlying Funds, at cost	$81,458	$271,087	$1,326,164	$176,204	$599,672
Underlying Fund shares held	6,246	8,280	69,985	16,463	85,108

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Core Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Assets:
Investments in shares of the Underlying Funds, at fair value	$101,284	$91,173	$29,131	$112,802	$395,540
Investment income receivable	—	—	—	—	—
Net assets	101,284	91,173	29,131	112,802	395,540
Net assets by category:
Accumulation reserves	101,284	91,173	29,131	112,802	395,540
Net assets	101,284	91,173	29,131	112,802	395,540
Units outstanding, December 31, 2022	9,320	8,468	2,274	10,622	38,488
Investments in shares of the Underlying Funds, at cost	$122,789	$109,335	$39,920	$124,910	$454,084
Underlying Fund shares held	12,043	9,072	3,423	16,662	41,592

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$77,821	$539,146	$3,023,433	$17,026	$988,465
Investment income receivable	—	—	—	—	—
Net assets	77,821	539,146	3,023,433	17,026	988,465
Net assets by category:
Accumulation reserves	77,821	539,146	3,023,433	17,026	988,465
Net assets	77,821	539,146	3,023,433	17,026	988,465
Units outstanding, December 31, 2022	7,172	33,349	306,595	1,282	47,439
Investments in shares of the Underlying Funds, at cost	$88,866	$743,238	$3,677,320	$19,095	$1,126,718
Underlying Fund shares held	6,767	92,320	336,685	1,103	104,379

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2022

	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,697,736	$62,593	$2,327,441	$271,422	$88,093
Investment income receivable	—	—	—	—	—
Net assets	1,697,736	62,593	2,327,441	271,422	88,093
Net assets by category:
Accumulation reserves	1,697,736	62,593	2,327,441	271,422	88,093
Net assets	1,697,736	62,593	2,327,441	271,422	88,093
Units outstanding, December 31, 2022	169,429	4,928	100,641	29,800	9,698
Investments in shares of the Underlying Funds, at cost	$2,244,419	$65,915	$2,008,891	$332,905	$88,417
Underlying Fund shares held	202,352	6,222	85,979	38,014	9,513

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2022

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$14,484	$322,622	$19,162,959	$66,809,221	$43,900,446
Investment income receivable	—	—	—	—	—
Net assets	14,484	322,622	19,162,959	66,809,221	43,900,446
Net assets by category:
Accumulation reserves	14,484	322,622	19,162,959	66,809,221	43,900,446
Net assets	14,484	322,622	19,162,959	66,809,221	43,900,446
Units outstanding, December 31, 2022	722	20,276	1,591,078	5,427,696	3,502,765
Investments in shares of the Underlying Funds, at cost	$17,216	$372,817	$31,517,245	$101,968,703	$79,964,307
Underlying Fund shares held	885	30,436	4,540,986	12,303,724	20,230,620

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2022

	AB VPS Growth and Income Portfolio	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Investment income:
Dividends	$702	$—	$273	$—	$39,199
Expenses:
Mortality and expense risk fees	510	553	216	17,205	11,972
Other expense fees	128	188	54	5,593	3,736
Total expenses	638	741	270	22,798	15,708
Net investment income (loss)	64	(741)	3	(22,798)	23,491
Realized and unrealized gain (loss) on investments:
Capital gain distributions	10,395	13,118	13,246	262,511	259,014
Net realized gain (loss) from sales of investments	241	(193)	(6,892)	(5,679)	45,573
Net realized gain (loss)	10,636	12,925	6,354	256,832	304,587
Change in unrealized gain (loss)	(14,328)	(45,199)	(11,305)	(1,396,282)	(374,388)
Net realized and unrealized gain (loss)	(3,692)	(32,274)	(4,951)	(1,139,450)	(69,801)
Net increase (decrease) in net assets from operations	$(3,628)	$(33,015)	$(4,948)	$(1,162,248)	$(46,310)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund	American Funds Global Growth Fund
Investment income:
Dividends	$40,137	$39,348	$35,715	$27,480	$16,559
Expenses:
Mortality and expense risk fees	14,813	16,772	10,934	7,648	26,435
Other expense fees	4,179	4,634	2,783	2,578	7,279
Total expenses	18,992	21,406	13,717	10,226	33,714
Net investment income (loss)	21,145	17,942	21,998	17,254	(17,155)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	171,168	245,193	—	291,708	408,772
Net realized gain (loss) from sales of investments	104,941	2,630	1,595	(6,475)	1,992
Net realized gain (loss)	276,109	247,823	1,595	285,233	410,764
Change in unrealized gain (loss)	(310,167)	(643,464)	(148,217)	(589,262)	(1,572,017)
Net realized and unrealized gain (loss)	(34,058)	(395,641)	(146,622)	(304,029)	(1,161,253)
Net increase (decrease) in net assets from operations	$(12,913)	$(377,699)	$(124,624)	$(286,775)	$(1,178,408)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Investment income:
Dividends	$19,514	$141,580	$36,010	$12,173,857	$17,993
Expenses:
Mortality and expense risk fees	131,207	91,879	16,008	3,460,915	10,798
Other expense fees	37,411	26,028	4,687	1,684,558	3,355
Total expenses	168,618	117,907	20,695	5,145,473	14,153
Net investment income (loss)	(149,104)	23,673	15,315	7,028,384	3,840
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,743,305	1,306,307	328,811	20,673,404	158,584
Net realized gain (loss) from sales of investments	225,870	51,447	(73,390)	4,394,924	(11,602)
Net realized gain (loss)	2,969,175	1,357,754	255,421	25,068,328	146,982
Change in unrealized gain (loss)	(10,172,430)	(4,017,167)	(882,960)	(129,810,006)	(626,505)
Net realized and unrealized gain (loss)	(7,203,255)	(2,659,413)	(627,539)	(104,741,678)	(479,523)
Net increase (decrease) in net assets from operations	$(7,352,359)	$(2,635,740)	$(612,224)	$(97,713,294)	$(475,683)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Investment income:
Dividends	$26,769	$129,875	$465	$—	$33,143
Expenses:
Mortality and expense risk fees	8,598	57,974	330	10,403	13,721
Other expense fees	2,012	14,582	78	3,519	4,621
Total expenses	10,610	72,556	408	13,922	18,342
Net investment income (loss)	16,159	57,319	57	(13,922)	14,801
Realized and unrealized gain (loss) on investments:
Capital gain distributions	11,871	1,638,629	3,932	88,223	252,280
Net realized gain (loss) from sales of investments	(20,803)	41,251	(18)	(94,775)	13,061
Net realized gain (loss)	(8,932)	1,679,880	3,914	(6,552)	265,341
Change in unrealized gain (loss)	(161,624)	(2,494,794)	(6,455)	(870,378)	(397,583)
Net realized and unrealized gain (loss)	(170,556)	(814,914)	(2,541)	(876,930)	(132,242)
Net increase (decrease) in net assets from operations	$(154,397)	$(757,595)	$(2,484)	$(890,852)	$(117,441)
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Investment income:
Dividends	$—	$72,226	$—	$97,249	$23,820
Expenses:
Mortality and expense risk fees	22,730	9,340	98,796	52,235	15,328
Other expense fees	8,009	4,272	32,089	13,171	4,910
Total expenses	30,739	13,612	130,885	65,406	20,238
Net investment income (loss)	(30,739)	58,614	(130,885)	31,843	3,582
Realized and unrealized gain (loss) on investments:
Capital gain distributions	63,513	—	—	321,992	92,373
Net realized gain (loss) from sales of investments	(100,572)	(15,275)	(128,275)	139,815	135,896
Net realized gain (loss)	(37,059)	(15,275)	(128,275)	461,807	228,269
Change in unrealized gain (loss)	(714,088)	(226,533)	981,569	(1,951,669)	(801,389)
Net realized and unrealized gain (loss)	(751,147)	(241,808)	853,294	(1,489,862)	(573,120)
Net increase (decrease) in net assets from operations	$(781,886)	$(183,194)	$722,409	$(1,458,019)	$(569,538)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Investment income:
Dividends	$21,927	$7,598	$11,939	$7,857	$6,751
Expenses:
Mortality and expense risk fees	8,379	3,873	2,564	2,323	27,540
Other expense fees	2,136	1,930	652	897	10,373
Total expenses	10,515	5,803	3,216	3,220	37,913
Net investment income (loss)	11,412	1,795	8,723	4,637	(31,162)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	197	—	—	—	174,515
Net realized gain (loss) from sales of investments	(6,390)	(29,281)	(1,756)	(10,395)	104,436
Net realized gain (loss)	(6,193)	(29,281)	(1,756)	(10,395)	278,951
Change in unrealized gain (loss)	(186,539)	(80,054)	(65,579)	(42,393)	(1,707,607)
Net realized and unrealized gain (loss)	(192,732)	(109,335)	(67,335)	(52,788)	(1,428,656)
Net increase (decrease) in net assets from operations	$(181,320)	$(107,540)	$(58,612)	$(48,151)	$(1,459,818)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Delaware Ivy VIP Core Equity	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Value
Investment income:
Dividends	$16,700	$16,396	$24	$31,442	$94
Expenses:
Mortality and expense risk fees	11,848	9,239	85	11,208	57
Other expense fees	3,357	2,861	21	2,802	14
Total expenses	15,205	12,100	106	14,010	71
Net investment income (loss)	1,495	4,296	(82)	17,432	23
Realized and unrealized gain (loss) on investments:
Capital gain distributions	209,672	185,576	2,126	108,272	1,951
Net realized gain (loss) from sales of investments	52,541	110,873	57	3,043	1
Net realized gain (loss)	262,213	296,449	2,183	111,315	1,952
Change in unrealized gain (loss)	(678,832)	(509,953)	(4,384)	(383,290)	(2,419)
Net realized and unrealized gain (loss)	(416,619)	(213,504)	(2,201)	(271,975)	(467)
Net increase (decrease) in net assets from operations	$(415,124)	$(209,208)	$(2,283)	$(254,543)	$(444)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Delaware VIP Real Estate Securities (a)	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio
Investment income:
Dividends	$344	$4,085	$8,607	$15,159	$2,905
Expenses:
Mortality and expense risk fees	170	1,929	1,738	5,364	1,673
Other expense fees	51	1,326	1,195	3,638	1,150
Total expenses	221	3,255	2,933	9,002	2,823
Net investment income (loss)	123	830	5,674	6,157	82
Realized and unrealized gain (loss) on investments:
Capital gain distributions	5,139	—	2,392	8,193	17,204
Net realized gain (loss) from sales of investments	(2,844)	(490)	15	1,627	650
Net realized gain (loss)	2,295	(490)	2,407	9,820	17,854
Change in unrealized gain (loss)	(13,938)	(19,392)	(18,878)	(57,656)	(29,710)
Net realized and unrealized gain (loss)	(11,643)	(19,882)	(16,471)	(47,836)	(11,856)
Net increase (decrease) in net assets from operations	$(11,520)	$(19,052)	$(10,797)	$(41,679)	$(11,774)

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Investment income:
Dividends	$795	$176,101	$1,053	$31,018	$20,633
Expenses:
Mortality and expense risk fees	67	18,192	534	11,710	17,556
Other expense fees	99	6,759	133	3,368	5,097
Total expenses	166	24,951	667	15,078	22,653
Net investment income (loss)	629	151,150	386	15,940	(2,020)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,376	72,007	7,129	193,504	331,061
Net realized gain (loss) from sales of investments	(29)	(43,793)	(2,711)	(24,507)	36,317
Net realized gain (loss)	2,347	28,214	4,418	168,997	367,378
Change in unrealized gain (loss)	(13,504)	(438,808)	(8,249)	(328,016)	(709,297)
Net realized and unrealized gain (loss)	(11,157)	(410,594)	(3,831)	(159,019)	(341,919)
Net increase (decrease) in net assets from operations	$(10,528)	$(259,444)	$(3,445)	$(143,079)	$(343,939)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund	FT VIP Templeton Global Bond Securities Fund	FT VIP Templeton Growth Securities Fund
Investment income:
Dividends	$11,567	$44,837	$25,839	$—	$680
Expenses:
Mortality and expense risk fees	9,164	6,804	6,213	18,981	4,037
Other expense fees	2,615	2,248	1,796	5,262	1,450
Total expenses	11,779	9,052	8,009	24,243	5,487
Net investment income (loss)	(212)	35,785	17,830	(24,243)	(4,807)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	229,850	—	—	—	—
Net realized gain (loss) from sales of investments	(12,950)	(38,350)	(11,926)	(161,263)	(20,076)
Net realized gain (loss)	216,900	(38,350)	(11,926)	(161,263)	(20,076)
Change in unrealized gain (loss)	(377,903)	(146,349)	(86,329)	12,347	(67,649)
Net realized and unrealized gain (loss)	(161,003)	(184,699)	(98,255)	(148,916)	(87,725)
Net increase (decrease) in net assets from operations	$(161,215)	$(148,914)	$(80,425)	$(173,159)	$(92,532)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
Investment income:
Dividends	$3,636,635	$855,298	$6,563,089	$1,665,082	$3,041,455
Expenses:
Mortality and expense risk fees	1,122,795	583,916	1,171,450	1,433,615	2,167,824
Other expense fees	385,247	201,679	395,094	592,461	869,234
Total expenses	1,508,042	785,595	1,566,544	2,026,076	3,037,058
Net investment income (loss)	2,128,593	69,703	4,996,545	(360,994)	4,397
Realized and unrealized gain (loss) on investments:
Capital gain distributions	8,461,615	7,791,125	4,932,422	3,938,420	8,019,285
Net realized gain (loss) from sales of investments	2,113,445	228,908	1,875,825	9,003,694	8,760,793
Net realized gain (loss)	10,575,060	8,020,033	6,808,247	12,942,114	16,780,078
Change in unrealized gain (loss)	(50,243,209)	(26,304,681)	(48,703,562)	(49,283,226)	(78,067,706)
Net realized and unrealized gain (loss)	(39,668,149)	(18,284,648)	(41,895,315)	(36,341,112)	(61,287,628)
Net increase (decrease) in net assets from operations	$(37,539,556)	$(18,214,945)	$(36,898,770)	$(36,702,106)	$(61,283,231)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT High Quality Floating Rate Fund (b)
Investment income:
Dividends	$1,107,280	$981,033	$438,098	$24,952	$223
Expenses:
Mortality and expense risk fees	667,541	521,519	2,413,543	13,794	491
Other expense fees	233,386	220,206	802,398	6,013	123
Total expenses	900,927	741,725	3,215,941	19,807	614
Net investment income (loss)	206,353	239,308	(2,777,843)	5,145	(391)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	8,698,859	7,066,329	45,292,042	—	—
Net realized gain (loss) from sales of investments	2,829,982	1,056,517	6,567,265	(5,463)	(1,879)
Net realized gain (loss)	11,528,841	8,122,846	51,859,307	(5,463)	(1,879)
Change in unrealized gain (loss)	(33,410,281)	(25,438,525)	(132,832,203)	(294,342)	896
Net realized and unrealized gain (loss)	(21,881,440)	(17,315,679)	(80,972,896)	(299,805)	(983)
Net increase (decrease) in net assets from operations	$(21,675,087)	$(17,076,371)	$(83,750,739)	$(294,660)	$(1,374)

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund (a)	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund
Investment income:
Dividends	$4,718	$—	$784	$2,502	$523
Expenses:
Mortality and expense risk fees	766	865	1,728	594	4,698
Other expense fees	329	202	431	146	1,165
Total expenses	1,095	1,067	2,159	740	5,863
Net investment income (loss)	3,623	(1,067)	(1,375)	1,762	(5,340)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	3,537	27,529	—	6,152
Net realized gain (loss) from sales of investments	(3,321)	(1,238)	(1,512)	(58)	(8,136)
Net realized gain (loss)	(3,321)	2,299	26,017	(58)	(1,984)
Change in unrealized gain (loss)	(29,525)	(37,030)	(60,588)	(7,559)	(135,604)
Net realized and unrealized gain (loss)	(32,846)	(34,731)	(34,571)	(7,617)	(137,588)
Net increase (decrease) in net assets from operations	$(29,223)	$(35,798)	$(35,946)	$(5,855)	$(142,928)

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Goldman Sachs VIT Trend Driven Allocation Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund
Investment income:
Dividends	$—	$16,866	$13,217	$4,063	$30,275
Expenses:
Mortality and expense risk fees	3,567	23,307	11,433	3,145	13,781
Other expense fees	1,078	5,827	4,889	1,040	4,368
Total expenses	4,645	29,134	16,322	4,185	18,149
Net investment income (loss)	(4,645)	(12,268)	(3,105)	(122)	12,126
Realized and unrealized gain (loss) on investments:
Capital gain distributions	19,667	14,813	255,030	29,346	217,528
Net realized gain (loss) from sales of investments	(5,225)	(5,029)	(11,053)	11,997	46,467
Net realized gain (loss)	14,442	9,784	243,977	41,343	263,995
Change in unrealized gain (loss)	(132,581)	(714,072)	(614,889)	(166,198)	(523,385)
Net realized and unrealized gain (loss)	(118,139)	(704,288)	(370,912)	(124,855)	(259,390)
Net increase (decrease) in net assets from operations	$(122,784)	$(716,556)	$(374,017)	$(124,977)	$(247,264)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund
Investment income:
Dividends	$10,212	$56,193	$—	$106,251	$12,181
Expenses:
Mortality and expense risk fees	5,162	13,629	1,324	10,760	5,391
Other expense fees	1,580	5,396	366	3,058	1,348
Total expenses	6,742	19,025	1,690	13,818	6,739
Net investment income (loss)	3,470	37,168	(1,690)	92,433	5,442
Realized and unrealized gain (loss) on investments:
Capital gain distributions	135,847	25,198	33,744	51,405	27,777
Net realized gain (loss) from sales of investments	29,865	(69,957)	(282)	(35,672)	2,350
Net realized gain (loss)	165,712	(44,759)	33,462	15,733	30,127
Change in unrealized gain (loss)	(346,873)	(378,002)	(97,356)	(369,071)	(10,021)
Net realized and unrealized gain (loss)	(181,161)	(422,761)	(63,894)	(353,338)	20,106
Net increase (decrease) in net assets from operations	$(177,691)	$(385,593)	$(65,584)	$(260,905)	$25,548

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund (a)	Invesco V.I. Global Fund
Investment income:
Dividends	$3,891	$—	$8,418	$18,356	$—
Expenses:
Mortality and expense risk fees	5,054	3,200	4,780	7,252	2,016
Other expense fees	1,314	884	1,187	2,465	490
Total expenses	6,368	4,084	5,967	9,717	2,506
Net investment income (loss)	(2,477)	(4,084)	2,451	8,639	(2,506)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	97,731	135,992	77,679	143,589	52,604
Net realized gain (loss) from sales of investments	(18,969)	1,629	13,205	(20,430)	(496)
Net realized gain (loss)	78,762	137,621	90,884	123,159	52,108
Change in unrealized gain (loss)	(251,019)	(321,651)	(148,017)	(407,649)	(136,209)
Net realized and unrealized gain (loss)	(172,257)	(184,030)	(57,133)	(284,490)	(84,101)
Net increase (decrease) in net assets from operations	$(174,734)	$(188,114)	$(54,682)	$(275,851)	$(86,607)

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity Fund
Investment income:
Dividends	$6,026	$93,549	$483	$926	$—
Expenses:
Mortality and expense risk fees	1,301	50,896	5,532	2,983	5,837
Other expense fees	488	21,277	1,420	784	1,748
Total expenses	1,789	72,173	6,952	3,767	7,585
Net investment income (loss)	4,237	21,376	(6,469)	(2,841)	(7,585)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	147,629	43,403	160,684
Net realized gain (loss) from sales of investments	(1,455)	—	(17,738)	(2,525)	(21,381)
Net realized gain (loss)	(1,455)	—	129,891	40,878	139,303
Change in unrealized gain (loss)	(77,771)	—	(259,127)	(121,747)	(370,712)
Net realized and unrealized gain (loss)	(79,226)	—	(129,236)	(80,869)	(231,409)
Net increase (decrease) in net assets from operations	$(74,989)	$21,376	$(135,705)	$(83,710)	$(238,994)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio
Investment income:
Dividends	$153,297	$15,607	$—	$2,634	$22,457
Expenses:
Mortality and expense risk fees	25,022	8,441	4,507	2,312	11,053
Other expense fees	7,255	2,918	1,504	574	3,059
Total expenses	32,277	11,359	6,011	2,886	14,112
Net investment income (loss)	121,020	4,248	(6,011)	(252)	8,345
Realized and unrealized gain (loss) on investments:
Capital gain distributions	9,973	188,150	87,061	19,428	—
Net realized gain (loss) from sales of investments	(58,408)	4,660	(91,711)	(2,773)	(85,070)
Net realized gain (loss)	(48,435)	192,810	(4,650)	16,655	(85,070)
Change in unrealized gain (loss)	(636,395)	(398,822)	(351,998)	(61,770)	(39,245)
Net realized and unrealized gain (loss)	(684,830)	(206,012)	(356,648)	(45,115)	(124,315)
Net increase (decrease) in net assets from operations	$(563,810)	$(201,764)	$(362,659)	$(45,367)	$(115,970)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio	MFS® Growth Series	MFS® International Intrinsic Value Portfolio
Investment income:
Dividends	$1,594	$2,019	$1,350	$—	$5,895
Expenses:
Mortality and expense risk fees	1,412	2,851	1,123	28,805	8,274
Other expense fees	353	779	281	8,966	2,386
Total expenses	1,765	3,630	1,404	37,771	10,660
Net investment income (loss)	(171)	(1,611)	(54)	(37,771)	(4,765)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	31,754	94,771	7,254	545,927	51,917
Net realized gain (loss) from sales of investments	698	(4,651)	(670)	42,859	18,810
Net realized gain (loss)	32,452	90,120	6,584	588,786	70,727
Change in unrealized gain (loss)	(66,853)	(177,278)	(62,397)	(2,530,893)	(441,491)
Net realized and unrealized gain (loss)	(34,401)	(87,158)	(55,813)	(1,942,107)	(370,764)
Net increase (decrease) in net assets from operations	$(34,572)	$(88,769)	$(55,867)	$(1,979,878)	$(375,529)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Research International Portfolio
Investment income:
Dividends	$1,818	$—	$11,903	$—	$1,061
Expenses:
Mortality and expense risk fees	2,729	1,718	11,779	6,893	521
Other expense fees	981	536	3,006	2,557	130
Total expenses	3,710	2,254	14,785	9,450	651
Net investment income (loss)	(1,892)	(2,254)	(2,882)	(9,450)	410
Realized and unrealized gain (loss) on investments:
Capital gain distributions	61,727	42,611	125,114	450,190	1,485
Net realized gain (loss) from sales of investments	10,224	(6,588)	24,304	(152,959)	34
Net realized gain (loss)	71,951	36,023	149,418	297,231	1,519
Change in unrealized gain (loss)	(175,571)	(135,443)	(309,645)	(817,337)	(16,731)
Net realized and unrealized gain (loss)	(103,620)	(99,420)	(160,227)	(520,106)	(15,212)
Net increase (decrease) in net assets from operations	$(105,512)	$(101,674)	$(163,109)	$(529,556)	$(14,802)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Investment income:
Dividends	$1,896	$6,768	$18,902	$12,633	$29,621
Expenses:
Mortality and expense risk fees	641	2,452	10,630	1,120	1,814
Other expense fees	189	600	3,271	355	788
Total expenses	830	3,052	13,901	1,475	2,602
Net investment income (loss)	1,066	3,716	5,001	11,158	27,019
Realized and unrealized gain (loss) on investments:
Capital gain distributions	897	11,899	99,503	13,971	—
Net realized gain (loss) from sales of investments	(739)	5,469	41,549	(1,623)	1,248
Net realized gain (loss)	158	17,368	141,052	12,348	1,248
Change in unrealized gain (loss)	(14,115)	(21,785)	(282,529)	(48,133)	(14,354)
Net realized and unrealized gain (loss)	(13,957)	(4,417)	(141,477)	(35,785)	(13,106)
Net increase (decrease) in net assets from operations	$(12,891)	$(701)	$(136,476)	$(24,627)	$13,913

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Core Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Investment income:
Dividends	$2,849	$5,041	$592	$4,682	$5,565
Expenses:
Mortality and expense risk fees	666	868	291	787	3,159
Other expense fees	224	218	62	186	794
Total expenses	890	1,086	353	973	3,953
Net investment income (loss)	1,959	3,955	239	3,709	1,612
Realized and unrealized gain (loss) on investments:
Capital gain distributions	10,845	—	5,507	—	153
Net realized gain (loss) from sales of investments	(1,835)	(18,030)	(75)	(1,986)	(3,865)
Net realized gain (loss)	9,010	(18,030)	5,432	(1,986)	(3,712)
Change in unrealized gain (loss)	(20,000)	(12,032)	(12,651)	(12,708)	(45,509)
Net realized and unrealized gain (loss)	(10,990)	(30,062)	(7,219)	(14,694)	(49,221)
Net increase (decrease) in net assets from operations	$(9,031)	$(26,107)	$(6,980)	$(10,985)	$(47,609)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund
Investment income:
Dividends	$5,901	$6,850	$80,231	$236	$—
Expenses:
Mortality and expense risk fees	590	3,662	21,255	144	6,234
Other expense fees	299	1,260	11,170	36	2,210
Total expenses	889	4,922	32,425	180	8,444
Net investment income (loss)	5,012	1,928	47,806	56	(8,444)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	150,667	—	1,635	193,326
Net realized gain (loss) from sales of investments	(94)	(65,367)	(62,684)	(8)	15,948
Net realized gain (loss)	(94)	85,300	(62,684)	1,627	209,274
Change in unrealized gain (loss)	(16,967)	(237,881)	(533,642)	(5,137)	(628,679)
Net realized and unrealized gain (loss)	(17,061)	(152,581)	(596,326)	(3,510)	(419,405)
Net increase (decrease) in net assets from operations	$(12,049)	$(150,653)	$(548,520)	$(3,454)	$(427,849)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2022

	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund
Investment income:
Dividends	$102,955	$1,233	$35,915	$23,687	$243
Expenses:
Mortality and expense risk fees	11,265	528	15,443	2,188	377
Other expense fees	3,693	122	4,850	544	94
Total expenses	14,958	650	20,293	2,732	471
Net investment income (loss)	87,997	583	15,622	20,955	(228)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	2,150	208,073	—	—
Net realized gain (loss) from sales of investments	(62,265)	492	28,778	(511)	(17)
Net realized gain (loss)	(62,265)	2,642	236,851	(511)	(17)
Change in unrealized gain (loss)	(326,915)	(8,524)	(360,132)	(52,679)	833
Net realized and unrealized gain (loss)	(389,180)	(5,882)	(123,281)	(53,190)	816
Net increase (decrease) in net assets from operations	$(301,183)	$(5,299)	$(107,659)	$(32,235)	$588

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2022

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$149	$575	$3,948,092	$6,295,518	$7,766,009
Expenses:
Mortality and expense risk fees	122	2,416	132,691	466,282	315,506
Other expense fees	30	718	75,399	449,262	224,594
Total expenses	152	3,134	208,090	915,544	540,100
Net investment income (loss)	(3)	(2,559)	3,740,002	5,379,974	7,225,909
Realized and unrealized gain (loss) on investments:
Capital gain distributions	3,945	47,200	8,367,368	29,410,478	29,070,259
Net realized gain (loss) from sales of investments	(11)	6,143	(277,777)	(390,721)	(481,032)
Net realized gain (loss)	3,934	53,343	8,089,591	29,019,757	28,589,227
Change in unrealized gain (loss)	(6,815)	(102,332)	(14,964,844)	(47,143,660)	(44,096,520)
Net realized and unrealized gain (loss)	(2,881)	(48,989)	(6,875,253)	(18,123,903)	(15,507,293)
Net increase (decrease) in net assets from operations	$(2,884)	$(51,548)	$(3,135,251)	$(12,743,929)	$(8,281,384)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021

	AB VPS Growth and Income Portfolio		American Century VP Capital Appreciation Fund		American Century VP Disciplined Core Value Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$64	$(244)	$(741)	$(656)	$3	$(291)
Net realized gain (loss)	10,636	331	12,925	10,825	6,354	38,830
Change in unrealized gain (loss)	(14,328)	15,087	(45,199)	(2,090)	(11,305)	(6,266)
Net increase (decrease) in net assets from operations	(3,628)	15,174	(33,015)	8,079	(4,948)	32,273
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	—	—	—	—	(6,401)	(110,436)
Contract benefits	—	—	—	—	—	—
Contract charges	(33)	(34)	(214)	(250)	(23)	(386)
Net transfers between Sub-Accounts	(3,214)	(4,841)	20,372	30,608	(46,486)	(1,477)
Other transfers from (to) the General Account	—	—	(403)	(21)	—	(95)
Net increase (decrease) in net assets from Contract transactions	(3,247)	(4,875)	19,755	30,337	(52,910)	(112,394)
Net increase (decrease) in net assets	(6,875)	10,299	(13,260)	38,416	(57,858)	(80,121)
Net assets:
Beginning of year	69,520	59,221	108,096	69,680	67,485	147,606
End of year	$62,645	$69,520	$94,836	$108,096	$9,627	$67,485

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	American Century VP Growth Fund		American Century VP Mid Cap Value Fund		American Century VP Value Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(22,798)	$(28,181)	$23,491	$3,282	$21,145	$15,256
Net realized gain (loss)	256,832	775,056	304,587	126,056	276,109	63,903
Change in unrealized gain (loss)	(1,396,282)	65,879	(374,388)	331,763	(310,167)	376,017
Net increase (decrease) in net assets from operations	(1,162,248)	812,754	(46,310)	461,101	(12,913)	455,176
From contract transactions:
Net purchase payments	—	—	—	4,000	—	9,692
Terminations and withdrawals	(243,430)	(198,731)	(236,360)	(467,018)	(393,116)	(106,425)
Contract benefits	(78,015)	(16,654)	(29,859)	(29,651)	(15,975)	(19,056)
Contract charges	(38,119)	(41,573)	(17,310)	(18,835)	(14,017)	(14,269)
Net transfers between Sub-Accounts	288,899	(213,119)	(44,967)	97,473	68,929	54,573
Other transfers from (to) the General Account	3,230	778	(2,056)	(1,454)	(2,626)	23
Net increase (decrease) in net assets from Contract transactions	(67,435)	(469,299)	(330,552)	(415,485)	(356,805)	(75,462)
Net increase (decrease) in net assets	(1,229,683)	343,455	(376,862)	45,616	(369,718)	379,714
Net assets:
Beginning of year	3,618,702	3,275,247	2,121,982	2,076,366	2,374,023	1,994,309
End of year	$2,389,019	$3,618,702	$1,745,120	$2,121,982	$2,004,305	$2,374,023

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	American Funds Asset Allocation Fund		American Funds Capital Income Builder®		American Funds Capital World Growth and Income Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$17,942	$11,240	$21,998	$21,732	$17,254	$9,068
Net realized gain (loss)	247,823	160,150	1,595	11,959	285,233	143,586
Change in unrealized gain (loss)	(643,464)	151,798	(148,217)	149,307	(589,262)	69,036
Net increase (decrease) in net assets from operations	(377,699)	323,188	(124,624)	182,998	(286,775)	221,690
From contract transactions:
Net purchase payments	131,320	441,946	—	26,518	50,000	18,881
Terminations and withdrawals	(70,648)	(372,173)	—	(47,349)	(100,908)	(272,269)
Contract benefits	—	(26,316)	—	(32,860)	(27,078)	(144,138)
Contract charges	(12,687)	(14,187)	(3,022)	(3,061)	(16,768)	(18,472)
Net transfers between Sub-Accounts	(110,133)	(12,367)	—	9	20,153	(11,444)
Other transfers from (to) the General Account	(442)	(15)	—	(17)	88	12
Net increase (decrease) in net assets from Contract transactions	(62,590)	16,888	(3,022)	(56,760)	(74,513)	(427,430)
Net increase (decrease) in net assets	(440,289)	340,076	(127,646)	126,238	(361,288)	(205,740)
Net assets:
Beginning of year	2,685,038	2,344,962	1,505,408	1,379,170	1,565,401	1,771,141
End of year	$2,244,749	$2,685,038	$1,377,762	$1,505,408	$1,204,113	$1,565,401

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	American Funds Global Growth Fund		American Funds Growth Fund		American Funds Growth-Income Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(17,155)	$(31,479)	$(149,104)	$(193,920)	$23,673	$9,331
Net realized gain (loss)	410,764	304,576	2,969,175	4,978,681	1,357,754	458,883
Change in unrealized gain (loss)	(1,572,017)	322,167	(10,172,430)	(378,237)	(4,017,167)	2,293,428
Net increase (decrease) in net assets from operations	(1,178,408)	595,264	(7,352,359)	4,406,524	(2,635,740)	2,761,642
From contract transactions:
Net purchase payments	452,051	580,570	580,711	1,909,744	476,382	1,031,301
Terminations and withdrawals	(123,243)	(184,847)	(1,225,753)	(3,345,697)	(307,040)	(770,971)
Contract benefits	(17,519)	—	—	(447,055)	(61,557)	(66,149)
Contract charges	(8,035)	(9,034)	(117,029)	(133,154)	(84,482)	(85,819)
Net transfers between Sub-Accounts	(152,066)	(11,401)	683,375	(771,427)	143,695	(145,149)
Other transfers from (to) the General Account	1,698	16	6,018	(7,247)	(2,989)	(98)
Net increase (decrease) in net assets from Contract transactions	152,886	375,304	(72,678)	(2,794,836)	164,009	(36,885)
Net increase (decrease) in net assets	(1,025,522)	970,568	(7,425,037)	1,611,688	(2,471,731)	2,724,757
Net assets:
Beginning of year	4,612,381	3,641,813	24,138,631	22,526,943	14,987,489	12,262,732
End of year	$3,586,859	$4,612,381	$16,713,594	$24,138,631	$12,515,758	$14,987,489
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	American Funds International Fund		American Funds Managed Risk Asset Allocation Fund		American Funds New World Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$15,315	$40,494	$7,028,384	$3,008,807	$3,840	$(4,618)
Net realized gain (loss)	255,421	73,800	25,068,328	15,513,145	146,982	162,596
Change in unrealized gain (loss)	(882,960)	(180,273)	(129,810,006)	57,258,641	(626,505)	(72,540)
Net increase (decrease) in net assets from operations	(612,224)	(65,979)	(97,713,294)	75,780,593	(475,683)	85,438
From contract transactions:
Net purchase payments	66,513	44,506	1,373,349	2,090,588	—	35,150
Terminations and withdrawals	(142,796)	(241,719)	(52,935,903)	(65,008,025)	(52,380)	(184,837)
Contract benefits	(7,618)	(49,931)	(8,608,281)	(6,166,129)	(17,018)	(54,151)
Contract charges	(29,588)	(30,789)	(15,500,197)	(16,671,951)	(5,063)	(6,414)
Net transfers between Sub-Accounts	174,784	147,750	(2,045,186)	(6,272,642)	(37,410)	33,643
Other transfers from (to) the General Account	(635)	(366)	98,213	(1,020)	(149)	(271)
Net increase (decrease) in net assets from Contract transactions	60,660	(130,549)	(77,618,005)	(92,029,179)	(112,020)	(176,880)
Net increase (decrease) in net assets	(551,564)	(196,528)	(175,331,299)	(16,248,586)	(587,703)	(91,442)
Net assets:
Beginning of year	2,763,401	2,959,929	680,613,990	696,862,576	2,065,921	2,157,363
End of year	$2,211,837	$2,763,401	$505,282,691	$680,613,990	$1,478,218	$2,065,921

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	American Funds The Bond Fund of America		American Funds Washington Mutual Investors FundSM		BlackRock Basic Value V.I. Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$16,159	$1,816	$57,319	$23,975	$57	$8
Net realized gain (loss)	(8,932)	49,657	1,679,880	57,795	3,914	6,080
Change in unrealized gain (loss)	(161,624)	(71,305)	(2,494,794)	1,440,971	(6,455)	2,054
Net increase (decrease) in net assets from operations	(154,397)	(19,832)	(757,595)	1,522,741	(2,484)	8,142
From contract transactions:
Net purchase payments	33,257	10,418	396,236	1,064,960	—	—
Terminations and withdrawals	(9,756)	(6,443)	(178,280)	(69,874)	—	—
Contract benefits	—	—	(14,418)	(32,309)	—	(12,792)
Contract charges	(621)	(804)	(23,516)	(22,664)	(6)	(6)
Net transfers between Sub-Accounts	(108,748)	(14,283)	41,659	89,032	(243)	(807)
Other transfers from (to) the General Account	10	—	123	(2)	—	—
Net increase (decrease) in net assets from Contract transactions	(85,858)	(11,112)	221,804	1,029,143	(249)	(13,605)
Net increase (decrease) in net assets	(240,255)	(30,944)	(535,791)	2,551,884	(2,733)	(5,463)
Net assets:
Beginning of year	1,162,079	1,193,023	7,944,255	5,392,371	40,920	46,383
End of year	$921,824	$1,162,079	$7,408,464	$7,944,255	$38,187	$40,920

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	BlackRock Capital Appreciation V.I. Fund		BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(13,922)	$(20,730)	$14,801	$12,902	$(30,739)	$3,693
Net realized gain (loss)	(6,552)	625,117	265,341	403,245	(37,059)	877,423
Change in unrealized gain (loss)	(870,378)	(122,307)	(397,583)	38,697	(714,088)	(610,178)
Net increase (decrease) in net assets from operations	(890,852)	482,080	(117,441)	454,844	(781,886)	270,938
From contract transactions:
Net purchase payments	264,352	19,154	248,792	—	172,559	60
Terminations and withdrawals	(236,701)	(494,338)	(166,946)	(387,968)	(347,932)	(532,782)
Contract benefits	(70,744)	(24,314)	(61,264)	(6,928)	(111,595)	(16,589)
Contract charges	(17,232)	(23,342)	(24,871)	(27,505)	(29,756)	(33,316)
Net transfers between Sub-Accounts	98,776	(25,194)	(216,866)	(49,451)	8,563	529,586
Other transfers from (to) the General Account	1,800	(10)	(401)	2,065	557	609
Net increase (decrease) in net assets from Contract transactions	40,251	(548,044)	(221,556)	(469,787)	(307,604)	(52,432)
Net increase (decrease) in net assets	(850,601)	(65,964)	(338,997)	(14,943)	(1,089,490)	218,506
Net assets:
Beginning of year	2,348,930	2,414,894	2,455,689	2,470,632	4,719,446	4,500,940
End of year	$1,498,329	$2,348,930	$2,116,692	$2,455,689	$3,629,956	$4,719,446

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	BlackRock High Yield V.I. Fund		BlackRock Managed Volatility V.I. Fund		BlackRock S&P 500 Index V.I. Fund Class II
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$58,614	$55,005	$(130,885)	$(26,975)	$31,843	$16,509
Net realized gain (loss)	(15,275)	15,153	(128,275)	(112,675)	461,807	613,921
Change in unrealized gain (loss)	(226,533)	(2,356)	981,569	88,512	(1,951,669)	1,038,593
Net increase (decrease) in net assets from operations	(183,194)	67,802	722,409	(51,138)	(1,458,019)	1,669,023
From contract transactions:
Net purchase payments	25,416	47,876	5,261	197,523	185,021	428,171
Terminations and withdrawals	(65,705)	(192,611)	(1,571,483)	(2,151,220)	(548,936)	(71,589)
Contract benefits	(21,899)	(34,925)	(51,109)	(201,717)	—	—
Contract charges	(5,985)	(6,523)	(482,120)	(494,938)	(6,450)	(7,440)
Net transfers between Sub-Accounts	(34,242)	274,321	(1,830,595)	1,539,252	534,623	(226,432)
Other transfers from (to) the General Account	(18)	50	597	513	(12,147)	272
Net increase (decrease) in net assets from Contract transactions	(102,433)	88,188	(3,929,449)	(1,110,587)	152,111	122,982
Net increase (decrease) in net assets	(285,627)	155,990	(3,207,040)	(1,161,725)	(1,305,908)	1,792,005
Net assets:
Beginning of year	1,636,256	1,480,266	18,167,369	19,329,094	7,961,515	6,169,510
End of year	$1,350,629	$1,636,256	$14,960,329	$18,167,369	$6,655,607	$7,961,515

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	BlackRock S&P 500 Index V.I. Fund Class III		BlackRock Total Return V.I. Fund		BlackRock U.S. Government Bond V.I. Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,582	$4,229	$11,412	$5,770	$1,795	$(673)
Net realized gain (loss)	228,269	520,367	(6,193)	193	(29,281)	(9,401)
Change in unrealized gain (loss)	(801,389)	295,299	(186,539)	(46,958)	(80,054)	(22,972)
Net increase (decrease) in net assets from operations	(569,538)	819,895	(181,320)	(40,995)	(107,540)	(33,046)
From contract transactions:
Net purchase payments	23,250	65,252	—	—	—	—
Terminations and withdrawals	(891,231)	(596,982)	(16,940)	(39,545)	(587,218)	(39,104)
Contract benefits	—	(222,523)	(11,474)	—	(31,043)	—
Contract charges	(53,796)	(57,158)	(7,876)	(10,788)	(4,822)	(6,114)
Net transfers between Sub-Accounts	(23,032)	(146,978)	5,993	(443,390)	311,771	(348,900)
Other transfers from (to) the General Account	1,008	(761)	(2)	1	3,301	—
Net increase (decrease) in net assets from Contract transactions	(943,801)	(959,150)	(30,299)	(493,722)	(308,011)	(394,118)
Net increase (decrease) in net assets	(1,513,339)	(139,255)	(211,619)	(534,717)	(415,551)	(427,164)
Net assets:
Beginning of year	3,331,349	3,470,604	1,210,270	1,744,987	865,241	1,292,405
End of year	$1,818,010	$3,331,349	$998,651	$1,210,270	$449,690	$865,241

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Calvert VP EAFE International Index Portfolio		Calvert VP Investment Grade Bond Index Portfolio		Calvert VP Nasdaq 100 Index Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$8,723	$9,832	$4,637	$5,182	$(31,162)	$(32,140)
Net realized gain (loss)	(1,756)	102,512	(10,395)	357	278,951	354,776
Change in unrealized gain (loss)	(65,579)	(21,298)	(42,393)	(17,148)	(1,707,607)	565,362
Net increase (decrease) in net assets from operations	(58,612)	91,046	(48,151)	(11,609)	(1,459,818)	887,998
From contract transactions:
Net purchase payments	—	—	—	—	148,842	92,745
Terminations and withdrawals	(29,971)	(7,300)	(8,413)	(3,910)	(210,051)	(176,222)
Contract benefits	—	—	—	—	—	—
Contract charges	(355)	(2,689)	(789)	(823)	(22,715)	(27,069)
Net transfers between Sub-Accounts	51,534	(649,128)	(46,484)	9,411	157,859	114,858
Other transfers from (to) the General Account	1,732	(1)	—	(2)	(1,249)	144
Net increase (decrease) in net assets from Contract transactions	22,940	(659,118)	(55,686)	4,676	72,686	4,456
Net increase (decrease) in net assets	(35,672)	(568,072)	(103,837)	(6,933)	(1,387,132)	892,454
Net assets:
Beginning of year	365,892	933,964	373,997	380,930	4,424,497	3,532,043
End of year	$330,220	$365,892	$270,160	$373,997	$3,037,365	$4,424,497

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Calvert VP Russell 2000® Small Cap Index Portfolio		Calvert VP S&P MidCap 400 Index Portfolio		Delaware Ivy VIP Core Equity
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,495	$(2,588)	$4,296	$678	$(82)	$(53)
Net realized gain (loss)	262,213	106,453	296,449	100,142	2,183	500
Change in unrealized gain (loss)	(678,832)	177,205	(509,953)	288,487	(4,384)	2,320
Net increase (decrease) in net assets from operations	(415,124)	281,070	(209,208)	389,307	(2,283)	2,767
From contract transactions:
Net purchase payments	—	16,517	—	17,250	—	—
Terminations and withdrawals	(148,931)	(19,595)	(259,600)	(12,970)	—	—
Contract benefits	—	(14,878)	—	—	—	—
Contract charges	(4,966)	(6,520)	(3,686)	(4,652)	(5)	(5)
Net transfers between Sub-Accounts	233,573	(155,385)	243,717	(171,839)	(421)	(108)
Other transfers from (to) the General Account	(6,704)	(22)	(5,286)	39	—	—
Net increase (decrease) in net assets from Contract transactions	72,972	(179,883)	(24,855)	(172,172)	(426)	(113)
Net increase (decrease) in net assets	(342,152)	101,187	(234,063)	217,135	(2,709)	2,654
Net assets:
Beginning of year	2,216,018	2,114,831	1,905,490	1,688,355	12,722	10,068
End of year	$1,873,866	$2,216,018	$1,671,427	$1,905,490	$10,013	$12,722

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Delaware Ivy VIP International Core Equity		Delaware Ivy VIP Value		Delaware VIP Real Estate Securities (a)
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$17,432	$806	$23	$59	$123	$(28)
Net realized gain (loss)	111,315	25,319	1,952	10	2,295	1,291
Change in unrealized gain (loss)	(383,290)	176,264	(2,419)	1,650	(13,938)	12,477
Net increase (decrease) in net assets from operations	(254,543)	202,389	(444)	1,719	(11,520)	13,740
From contract transactions:
Net purchase payments	—	—	—	—	—	5,622
Terminations and withdrawals	(114,081)	(93,803)	—	—	(26,103)	—
Contract benefits	—	—	—	—	—	—
Contract charges	(10,330)	(12,649)	—	—	(101)	(175)
Net transfers between Sub-Accounts	24,843	51,954	—	—	(2,007)	(4,127)
Other transfers from (to) the General Account	—	93	—	—	1,859	—
Net increase (decrease) in net assets from Contract transactions	(99,568)	(54,405)	—	—	(26,352)	1,320
Net increase (decrease) in net assets	(354,111)	147,984	(444)	1,719	(37,872)	15,060
Net assets:
Beginning of year	1,716,539	1,568,555	7,473	5,754	48,236	33,176
End of year	$1,362,428	$1,716,539	$7,029	$7,473	$10,364	$48,236

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	DFA VA Global Bond Portfolio		DFA VA International Value Portfolio		DFA VA US Large Value Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$830	$(1,732)	$5,674	$5,728	$6,157	$2,373
Net realized gain (loss)	(490)	(196)	2,407	4,048	9,820	19,613
Change in unrealized gain (loss)	(19,392)	(4,286)	(18,878)	31,658	(57,656)	119,004
Net increase (decrease) in net assets from operations	(19,052)	(6,214)	(10,797)	41,434	(41,679)	140,990
From contract transactions:
Net purchase payments	—	17,250	—	—	70,464	83,671
Terminations and withdrawals	—	—	—	—	(780)	(529)
Contract benefits	—	—	—	—	—	—
Contract charges	(188)	(120)	(22)	(23)	(525)	(451)
Net transfers between Sub-Accounts	24,177	(68,188)	(1,397)	(73,409)	(25,028)	(87,032)
Other transfers from (to) the General Account	—	—	—	—	142	(136)
Net increase (decrease) in net assets from Contract transactions	23,989	(51,058)	(1,419)	(73,432)	44,273	(4,477)
Net increase (decrease) in net assets	4,937	(57,272)	(12,216)	(31,998)	2,594	136,513
Net assets:
Beginning of year	246,518	303,790	230,540	262,538	668,662	532,149
End of year	$251,455	$246,518	$218,324	$230,540	$671,256	$668,662

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	DFA VA US Targeted Value Portfolio		FT VIP Franklin Global Real Estate VIP Fund		FT VIP Franklin Income VIP Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$82	$(293)	$629	$127	$151,150	$145,366
Net realized gain (loss)	17,854	36,046	2,347	9,699	28,214	12,233
Change in unrealized gain (loss)	(29,710)	43,670	(13,504)	6,806	(438,808)	409,659
Net increase (decrease) in net assets from operations	(11,774)	79,423	(10,528)	16,632	(259,444)	567,258
From contract transactions:
Net purchase payments	10,577	—	—	32,876	—	4,846
Terminations and withdrawals	—	—	—	(75,552)	(882,858)	(162,665)
Contract benefits	—	—	—	—	(68,999)	(3,828)
Contract charges	(153)	(101)	—	(288)	(14,101)	(15,164)
Net transfers between Sub-Accounts	17,143	(103,887)	—	(10,654)	(43,417)	(9,603)
Other transfers from (to) the General Account	—	—	—	97	(2,720)	3
Net increase (decrease) in net assets from Contract transactions	27,567	(103,988)	—	(53,521)	(1,012,095)	(186,411)
Net increase (decrease) in net assets	15,793	(24,565)	(10,528)	(36,889)	(1,271,539)	380,847
Net assets:
Beginning of year	202,773	227,338	39,833	76,722	4,078,907	3,698,060
End of year	$218,566	$202,773	$29,305	$39,833	$2,807,368	$4,078,907

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	FT VIP Franklin Mutual Global Discovery VIP Fund		FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Rising Dividends VIP Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$386	$845	$15,940	$34,752	$(2,020)	$1,115
Net realized gain (loss)	4,418	(17)	168,997	(4,540)	367,378	317,370
Change in unrealized gain (loss)	(8,249)	7,925	(328,016)	281,858	(709,297)	413,456
Net increase (decrease) in net assets from operations	(3,445)	8,753	(143,079)	312,070	(343,939)	731,941
From contract transactions:
Net purchase payments	—	—	360	360	111,530	36,217
Terminations and withdrawals	(23,374)	—	(157,423)	(84,817)	(392,056)	(887,571)
Contract benefits	—	—	—	(42,180)	(75,635)	(21,397)
Contract charges	(216)	(161)	(31,386)	(32,511)	(22,270)	(25,887)
Net transfers between Sub-Accounts	46,993	—	80,355	(84,051)	127,871	271,961
Other transfers from (to) the General Account	—	—	(2,560)	182	2,576	(3,432)
Net increase (decrease) in net assets from Contract transactions	23,403	(161)	(110,654)	(243,017)	(247,984)	(630,109)
Net increase (decrease) in net assets	19,958	8,592	(253,733)	69,053	(591,923)	101,832
Net assets:
Beginning of year	57,818	49,226	1,877,479	1,808,426	2,952,797	2,850,965
End of year	$77,776	$57,818	$1,623,746	$1,877,479	$2,360,874	$2,952,797

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	FT VIP Franklin Small Cap Value VIP Fund		FT VIP Franklin Strategic Income VIP Fund		FT VIP Templeton Foreign Securities Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(212)	$18	$35,785	$36,861	$17,830	$7,843
Net realized gain (loss)	216,900	61,420	(38,350)	(16,887)	(11,926)	1,694
Change in unrealized gain (loss)	(377,903)	294,248	(146,349)	(2,301)	(86,329)	23,015
Net increase (decrease) in net assets from operations	(161,215)	355,686	(148,914)	17,673	(80,425)	32,552
From contract transactions:
Net purchase payments	60	60	—	20,836	—	31,494
Terminations and withdrawals	(152,607)	(225,181)	(329,605)	(205,289)	(21,472)	(87,720)
Contract benefits	(19,579)	(16,458)	(21,011)	(7,997)	—	—
Contract charges	(10,674)	(12,089)	(8,787)	(9,712)	(14,405)	(14,055)
Net transfers between Sub-Accounts	2,882	(82,699)	29,578	(173,534)	33,821	49,181
Other transfers from (to) the General Account	897	61	366	136	(9)	105
Net increase (decrease) in net assets from Contract transactions	(179,021)	(336,306)	(329,459)	(375,560)	(2,065)	(20,995)
Net increase (decrease) in net assets	(340,236)	19,380	(478,373)	(357,887)	(82,490)	11,557
Net assets:
Beginning of year	1,577,772	1,558,392	1,479,807	1,837,694	983,002	971,445
End of year	$1,237,536	$1,577,772	$1,001,434	$1,479,807	$900,512	$983,002

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	FT VIP Templeton Global Bond Securities Fund		FT VIP Templeton Growth Securities Fund		Global Atlantic American Funds® Managed Risk Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(24,243)	$(30,648)	$(4,807)	$1,595	$2,128,593	$750,455
Net realized gain (loss)	(161,263)	(71,131)	(20,076)	(8,746)	10,575,060	5,084,247
Change in unrealized gain (loss)	12,347	(98,425)	(67,649)	42,170	(50,243,209)	17,076,857
Net increase (decrease) in net assets from operations	(173,159)	(200,204)	(92,532)	35,019	(37,539,556)	22,911,559
From contract transactions:
Net purchase payments	14,787	28,127	180	180	181,143	562,947
Terminations and withdrawals	(490,657)	(243,231)	(71,299)	(54,632)	(14,733,193)	(17,170,812)
Contract benefits	(11,828)	(27,467)	—	(31,356)	(2,762,827)	(2,496,562)
Contract charges	(16,722)	(18,609)	(19,278)	(20,107)	(5,160,987)	(5,453,212)
Net transfers between Sub-Accounts	(45,297)	222,525	90,401	26,792	134,643	2,449,755
Other transfers from (to) the General Account	689	15	(1,702)	204	12,869	(10,763)
Net increase (decrease) in net assets from Contract transactions	(549,028)	(38,640)	(1,698)	(78,919)	(22,328,352)	(22,118,647)
Net increase (decrease) in net assets	(722,187)	(238,844)	(94,230)	(43,900)	(59,867,908)	792,912
Net assets:
Beginning of year	3,179,837	3,418,681	810,730	854,630	232,575,883	231,782,971
End of year	$2,457,650	$3,179,837	$716,500	$810,730	$172,707,975	$232,575,883

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Global Atlantic Balanced Managed Risk Portfolio		Global Atlantic Blackrock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$69,703	$83,615	$4,996,545	$1,322,747	$(360,994)	$(108,720)
Net realized gain (loss)	8,020,033	4,510,502	6,808,247	5,314,842	12,942,114	11,514,566
Change in unrealized gain (loss)	(26,304,681)	2,800,179	(48,703,562)	15,298,786	(49,283,226)	29,842,153
Net increase (decrease) in net assets from operations	(18,214,945)	7,394,296	(36,898,770)	21,936,375	(36,702,106)	41,247,999
From contract transactions:
Net purchase payments	188,003	390,920	379,306	1,305,814	340,444	1,118,603
Terminations and withdrawals	(8,675,445)	(6,942,884)	(15,321,363)	(19,831,960)	(19,866,357)	(22,644,405)
Contract benefits	(687,921)	(1,407,143)	(2,034,541)	(3,024,179)	(2,371,509)	(3,446,558)
Contract charges	(2,881,791)	(2,385,349)	(5,557,439)	(5,889,218)	(6,596,736)	(6,782,086)
Net transfers between Sub-Accounts	351,542	39,577,605	784,732	(667,671)	(2,652,909)	27,022
Other transfers from (to) the General Account	7,191	(3,114)	16,715	(10,074)	18,812	12,664
Net increase (decrease) in net assets from Contract transactions	(11,698,421)	29,230,035	(21,732,590)	(28,117,288)	(31,128,255)	(31,714,760)
Net increase (decrease) in net assets	(29,913,366)	36,624,331	(58,631,360)	(6,180,913)	(67,830,361)	9,533,239
Net assets:
Beginning of year	119,407,795	82,783,464	235,614,495	241,795,408	284,657,139	275,123,900
End of year	$89,494,429	$119,407,795	$176,983,135	$235,614,495	$216,826,778	$284,657,139

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio		Global Atlantic Select Advisor Managed Risk Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,397	$(348,470)	$206,353	$180,458	$239,308	$394,026
Net realized gain (loss)	16,780,078	15,336,198	11,528,841	5,210,947	8,122,846	7,192,209
Change in unrealized gain (loss)	(78,067,706)	38,784,206	(33,410,281)	9,606,054	(25,438,525)	5,086,788
Net increase (decrease) in net assets from operations	(61,283,231)	53,771,934	(21,675,087)	14,997,459	(17,076,371)	12,673,023
From contract transactions:
Net purchase payments	244,724	684,994	292,366	675,371	38,672	256,382
Terminations and withdrawals	(26,305,460)	(35,224,155)	(10,813,614)	(10,330,580)	(6,761,556)	(10,946,964)
Contract benefits	(2,779,381)	(3,888,543)	(1,254,072)	(1,467,193)	(761,881)	(1,004,840)
Contract charges	(9,752,437)	(10,265,484)	(3,205,871)	(3,397,782)	(2,342,612)	(2,525,114)
Net transfers between Sub-Accounts	(1,400,592)	(3,085,126)	(398,218)	(483,531)	293,490	(1,006,713)
Other transfers from (to) the General Account	(2,205)	9,027	(1,855)	1,818	5,513	(2,631)
Net increase (decrease) in net assets from Contract transactions	(39,995,351)	(51,769,287)	(15,381,264)	(15,001,897)	(9,528,374)	(15,229,880)
Net increase (decrease) in net assets	(101,278,582)	2,002,647	(37,056,351)	(4,438)	(26,604,745)	(2,556,857)
Net assets:
Beginning of year	414,253,942	412,251,295	141,165,551	141,169,989	105,530,252	108,087,109
End of year	$312,975,360	$414,253,942	$104,109,200	$141,165,551	$78,925,507	$105,530,252

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Global Atlantic Wellington Research Managed Risk Portfolio		Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT High Quality Floating Rate Fund (b)
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,777,843)	$(1,113,374)	$5,145	$(559)	$(391)	$(1,368)
Net realized gain (loss)	51,859,307	31,857,964	(5,463)	7,701	(1,879)	(38)
Change in unrealized gain (loss)	(132,832,203)	19,922,631	(294,342)	(77,663)	896	(110)
Net increase (decrease) in net assets from operations	(83,750,739)	50,667,221	(294,660)	(70,521)	(1,374)	(1,516)
From contract transactions:
Net purchase payments	762,962	1,165,631	—	—	84,849	16,669
Terminations and withdrawals	(30,424,350)	(39,762,016)	(28,350)	(26,949)	(19,434)	(3,156)
Contract benefits	(4,092,928)	(4,227,933)	—	—	—	(5,274)
Contract charges	(10,967,598)	(11,102,197)	(12,869)	(15,178)	(96)	(325)
Net transfers between Sub-Accounts	(2,356,365)	32,708,123	1,559	(73,603)	(208,737)	7,986
Other transfers from (to) the General Account	25,526	40,036	—	(1)	(1)	(1)
Net increase (decrease) in net assets from Contract transactions	(47,052,753)	(21,178,356)	(39,660)	(115,731)	(143,419)	15,899
Net increase (decrease) in net assets	(130,803,492)	29,488,865	(334,320)	(186,252)	(144,793)	14,383
Net assets:
Beginning of year	485,256,723	455,767,858	1,944,691	2,130,943	144,793	130,410
End of year	$354,453,231	$485,256,723	$1,610,371	$1,944,691	$—	$144,793

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Growth Fund (a)		Goldman Sachs VIT Mid Cap Value Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,623	$3,890	$(1,067)	$(1,332)	$(1,375)	$(1,859)
Net realized gain (loss)	(3,321)	5,281	2,299	21,466	26,017	35,884
Change in unrealized gain (loss)	(29,525)	10,060	(37,030)	(7,244)	(60,588)	25,598
Net increase (decrease) in net assets from operations	(29,223)	19,231	(35,798)	12,890	(35,946)	59,623
From contract transactions:
Net purchase payments	—	20,836	—	40,602	15,325	—
Terminations and withdrawals	(20,032)	(506)	(1,381)	(1,578)	(71,305)	(1,214)
Contract benefits	—	—	—	(8,579)	—	—
Contract charges	(578)	(601)	(117)	(133)	(434)	(495)
Net transfers between Sub-Accounts	(1,747)	3,230	109	355	—	20,577
Other transfers from (to) the General Account	1,043	—	—	—	(1,747)	1
Net increase (decrease) in net assets from Contract transactions	(21,314)	22,959	(1,389)	30,667	(58,161)	18,869
Net increase (decrease) in net assets	(50,537)	42,190	(37,187)	43,557	(94,107)	78,492
Net assets:
Beginning of year	205,067	162,877	132,556	88,999	275,096	196,604
End of year	$154,530	$205,067	$95,369	$132,556	$180,989	$275,096

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio		Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT Trend Driven Allocation Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,762	$235	$(5,340)	$(5,338)	$(4,645)	$(4,335)
Net realized gain (loss)	(58)	(7)	(1,984)	165,659	14,442	76,612
Change in unrealized gain (loss)	(7,559)	2,482	(135,604)	(36,151)	(132,581)	(6,417)
Net increase (decrease) in net assets from operations	(5,855)	2,710	(142,928)	124,170	(122,784)	65,860
From contract transactions:
Net purchase payments	—	—	—	173,185	—	—
Terminations and withdrawals	—	—	(23,563)	(51,969)	(13,079)	(12,057)
Contract benefits	—	—	—	—	—	—
Contract charges	(223)	(210)	(1,576)	(1,983)	(7,212)	(2,832)
Net transfers between Sub-Accounts	—	—	165	(8,271)	785	157,839
Other transfers from (to) the General Account	—	(1)	—	2	—	—
Net increase (decrease) in net assets from Contract transactions	(223)	(211)	(24,974)	110,964	(19,506)	142,950
Net increase (decrease) in net assets	(6,078)	2,499	(167,902)	235,134	(142,290)	208,810
Net assets:
Beginning of year	77,666	75,167	697,847	462,713	623,126	414,316
End of year	$71,588	$77,666	$529,945	$697,847	$480,836	$623,126

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Goldman Sachs VIT U.S. Equity Insights Fund		Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(12,268)	$(13,683)	$(3,105)	$(15,662)	$(122)	$(3,366)
Net realized gain (loss)	9,784	799,377	243,977	252,015	41,343	32,625
Change in unrealized gain (loss)	(714,072)	(1,545)	(614,889)	70,747	(166,198)	102,638
Net increase (decrease) in net assets from operations	(716,556)	784,149	(374,017)	307,100	(124,977)	131,897
From contract transactions:
Net purchase payments	—	—	120	17,190	—	—
Terminations and withdrawals	(241,400)	(63,805)	(334,167)	(165,111)	(5,969)	(8,121)
Contract benefits	—	—	—	—	—	—
Contract charges	(22,584)	(24,988)	(23,855)	(24,869)	(4,279)	(3,954)
Net transfers between Sub-Accounts	—	42,754	83,802	(70,501)	(43,732)	(5,515)
Other transfers from (to) the General Account	—	(9)	2,286	(463)	—	—
Net increase (decrease) in net assets from Contract transactions	(263,984)	(46,048)	(271,814)	(243,754)	(53,980)	(17,590)
Net increase (decrease) in net assets	(980,540)	738,101	(645,831)	63,346	(178,957)	114,307
Net assets:
Beginning of year	3,594,851	2,856,750	2,438,148	2,374,802	666,437	552,130
End of year	$2,614,311	$3,594,851	$1,792,317	$2,438,148	$487,480	$666,437

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Hartford Dividend and Growth HLS Fund		Hartford International Opportunities HLS Fund		Hartford Total Return Bond HLS Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$12,126	$4,637	$3,470	$(1,495)	$37,168	$38,873
Net realized gain (loss)	263,995	198,843	165,712	31,042	(44,759)	84,793
Change in unrealized gain (loss)	(523,385)	488,405	(346,873)	38,344	(378,002)	(193,842)
Net increase (decrease) in net assets from operations	(247,264)	691,885	(177,691)	67,891	(385,593)	(70,176)
From contract transactions:
Net purchase payments	—	31,494	—	1,094	—	—
Terminations and withdrawals	(287,011)	(285,706)	(127,566)	(32,717)	(543,317)	(218,387)
Contract benefits	(86,980)	(88,502)	(36,007)	(10,790)	(59,713)	(15,979)
Contract charges	(31,829)	(31,565)	(11,166)	(11,912)	(18,707)	(21,189)
Net transfers between Sub-Accounts	30,037	(132,014)	73,471	(946)	(11,645)	(351,120)
Other transfers from (to) the General Account	14	523	12	(2)	126	8
Net increase (decrease) in net assets from Contract transactions	(375,769)	(505,770)	(101,256)	(55,273)	(633,256)	(606,667)
Net increase (decrease) in net assets	(623,033)	186,115	(278,947)	12,618	(1,018,849)	(676,843)
Net assets:
Beginning of year	2,622,560	2,436,445	1,046,087	1,033,469	2,931,110	3,607,953
End of year	$1,999,527	$2,622,560	$767,140	$1,046,087	$1,912,261	$2,931,110

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Comstock Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,690)	$(2,144)	$92,433	$38,748	$5,442	$3,305
Net realized gain (loss)	33,462	26,635	15,733	57,852	30,127	5,075
Change in unrealized gain (loss)	(97,356)	(7,071)	(369,071)	46,245	(10,021)	114,872
Net increase (decrease) in net assets from operations	(65,584)	17,420	(260,905)	142,845	25,548	123,252
From contract transactions:
Net purchase payments	—	38,355	39,698	—	141,997	343,776
Terminations and withdrawals	—	—	(262,350)	(84,818)	(1,862)	(30,329)
Contract benefits	—	—	(12,966)	—	(7,888)	—
Contract charges	(106)	(121)	(11,084)	(12,177)	(502)	(8)
Net transfers between Sub-Accounts	13,556	(38,216)	(6,763)	37,225	212,511	—
Other transfers from (to) the General Account	—	(123)	214	1	311	—
Net increase (decrease) in net assets from Contract transactions	13,450	(105)	(253,251)	(59,769)	344,567	313,439
Net increase (decrease) in net assets	(52,134)	17,315	(514,156)	83,076	370,115	436,691
Net assets:
Beginning of year	231,516	214,201	1,851,697	1,768,621	524,908	88,217
End of year	$179,382	$231,516	$1,337,541	$1,851,697	$895,023	$524,908

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Invesco V.I. Core Equity Fund		Invesco V.I. Discovery Mid Cap Growth Fund		Invesco V.I. Equity and Income Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,477)	$(3,791)	$(4,084)	$(5,448)	$2,451	$4,007
Net realized gain (loss)	78,762	17,753	137,621	94,234	90,884	22,004
Change in unrealized gain (loss)	(251,019)	146,520	(321,651)	3,389	(148,017)	87,569
Net increase (decrease) in net assets from operations	(174,734)	160,482	(188,114)	92,175	(54,682)	113,580
From contract transactions:
Net purchase payments	—	47,241	—	23,281	—	—
Terminations and withdrawals	(84,288)	(7,048)	(14,452)	(3,880)	(70,955)	(78,257)
Contract benefits	(27,062)	—	—	(36,612)	—	—
Contract charges	(11,123)	(9,636)	(583)	(617)	(3,111)	(3,936)
Net transfers between Sub-Accounts	46,789	12,639	11,725	(6,017)	(12,935)	(8,027)
Other transfers from (to) the General Account	—	—	—	(2)	—	—
Net increase (decrease) in net assets from Contract transactions	(75,684)	43,196	(3,310)	(23,847)	(87,001)	(90,220)
Net increase (decrease) in net assets	(250,418)	203,678	(191,424)	68,328	(141,683)	23,360
Net assets:
Beginning of year	814,515	610,837	595,838	527,510	703,897	680,537
End of year	$564,097	$814,515	$404,414	$595,838	$562,214	$703,897

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Invesco V.I. EQV International Equity Fund (a)		Invesco V.I. Global Fund		Invesco V.I. Global Real Estate Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$8,639	$4,070	$(2,506)	$(1,473)	$4,237	$5,218
Net realized gain (loss)	123,159	136,556	52,108	17,080	(1,455)	3,312
Change in unrealized gain (loss)	(407,649)	(71,980)	(136,209)	3,430	(77,771)	68,490
Net increase (decrease) in net assets from operations	(275,851)	68,646	(86,607)	19,037	(74,989)	77,020
From contract transactions:
Net purchase payments	862	240	226,169	—	—	—
Terminations and withdrawals	(64,520)	(92,547)	—	—	(26,785)	(95,199)
Contract benefits	—	(19,524)	—	—	(12,254)	—
Contract charges	(25,232)	(25,838)	(348)	(10)	(826)	(1,223)
Net transfers between Sub-Accounts	99,784	46,456	3,240	(41,631)	4,567	362
Other transfers from (to) the General Account	1,166	1	—	(1)	8	—
Net increase (decrease) in net assets from Contract transactions	12,060	(91,212)	229,061	(41,642)	(35,290)	(96,060)
Net increase (decrease) in net assets	(263,791)	(22,566)	142,454	(22,605)	(110,279)	(19,040)
Net assets:
Beginning of year	1,432,345	1,454,911	126,436	149,041	319,941	338,981
End of year	$1,168,554	$1,432,345	$268,890	$126,436	$209,662	$319,941

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Invesco V.I. Government Money Market Fund		Invesco V.I. Main Street Mid Cap Fund®		Invesco V.I. Main Street Small Cap Fund®
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$21,376	$(54,531)	$(6,469)	$(6,519)	$(2,841)	$(2,994)
Net realized gain (loss)	—	—	129,891	(4,298)	40,878	44,383
Change in unrealized gain (loss)	—	—	(259,127)	185,068	(121,747)	28,914
Net increase (decrease) in net assets from operations	21,376	(54,531)	(135,705)	174,251	(83,710)	70,303
From contract transactions:
Net purchase payments	97,483	116,202	120	15,001	13,650	40,602
Terminations and withdrawals	(3,312,800)	(4,323,491)	(55,571)	(106,100)	(87,890)	(1,189)
Contract benefits	(16,336)	(10,471)	(40,145)	(5,487)	—	—
Contract charges	(48,299)	(41,796)	(3,229)	(3,689)	(606)	(601)
Net transfers between Sub-Accounts	2,525,607	6,270,149	6,950	(36,097)	56,481	43,235
Other transfers from (to) the General Account	129	94	(131)	1	(2,740)	83
Net increase (decrease) in net assets from Contract transactions	(754,216)	2,010,687	(92,006)	(136,371)	(21,105)	82,130
Net increase (decrease) in net assets	(732,840)	1,956,156	(227,711)	37,880	(104,815)	152,433
Net assets:
Beginning of year	6,688,489	4,732,333	873,714	835,834	444,249	291,816
End of year	$5,955,649	$6,688,489	$646,003	$873,714	$339,434	$444,249

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Invesco V.I. Small Cap Equity Fund		Lord Abbett Bond Debenture Portfolio		Lord Abbett Fundamental Equity Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(7,585)	$(10,044)	$121,020	$94,916	$4,248	$231
Net realized gain (loss)	139,303	101,169	(48,435)	120,060	192,810	100,315
Change in unrealized gain (loss)	(370,712)	104,680	(636,395)	(105,081)	(398,822)	292,883
Net increase (decrease) in net assets from operations	(238,994)	195,805	(563,810)	109,895	(201,764)	393,429
From contract transactions:
Net purchase payments	25,416	34,628	257,475	396,075	1,498	480
Terminations and withdrawals	(123,036)	(207,164)	(636,407)	(545,467)	(58,464)	(125,481)
Contract benefits	(36,887)	(36,277)	(67,870)	(157,770)	—	(42,443)
Contract charges	(7,260)	(8,834)	(21,928)	(24,875)	(25,413)	(25,866)
Net transfers between Sub-Accounts	26,945	112,635	(90,289)	313,707	985	(201,406)
Other transfers from (to) the General Account	363	(30)	803	17	(48)	(223)
Net increase (decrease) in net assets from Contract transactions	(114,459)	(105,042)	(558,216)	(18,313)	(81,442)	(394,939)
Net increase (decrease) in net assets	(353,453)	90,763	(1,122,026)	91,582	(283,206)	(1,510)
Net assets:
Beginning of year	1,117,210	1,026,447	4,404,110	4,312,528	1,679,600	1,681,110
End of year	$763,757	$1,117,210	$3,282,084	$4,404,110	$1,396,394	$1,679,600

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Lord Abbett Growth Opportunities Portfolio		Lord Abbett Mid Cap Stock Portfolio		Lord Abbett Short Duration Income Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(6,011)	$(12,163)	$(252)	$(1,203)	$8,345	$23,237
Net realized gain (loss)	(4,650)	398,976	16,655	38,499	(85,070)	54
Change in unrealized gain (loss)	(351,998)	(295,383)	(61,770)	25,498	(39,245)	(29,506)
Net increase (decrease) in net assets from operations	(362,659)	91,430	(45,367)	62,794	(115,970)	(6,215)
From contract transactions:
Net purchase payments	—	—	33,257	181,185	144,235	196,919
Terminations and withdrawals	(222,432)	(372,833)	(1,108)	(15,688)	(148,144)	(1,365)
Contract benefits	—	(108,447)	—	—	—	—
Contract charges	(5,107)	(8,456)	(101)	(70)	(5,458)	(6,541)
Net transfers between Sub-Accounts	(13,308)	(18,198)	24,180	(7,752)	(843,893)	5,675
Other transfers from (to) the General Account	2,302	(3,462)	133	—	—	37
Net increase (decrease) in net assets from Contract transactions	(238,545)	(511,396)	56,361	157,675	(853,260)	194,725
Net increase (decrease) in net assets	(601,204)	(419,966)	10,994	220,469	(969,230)	188,510
Net assets:
Beginning of year	1,184,888	1,604,854	303,069	82,600	1,743,509	1,554,999
End of year	$583,684	$1,184,888	$314,063	$303,069	$774,279	$1,743,509

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	MFS® Blended Research® Core Equity Portfolio		MFS® Blended Research® Small Cap Equity Portfolio		MFS® Global Real Estate Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(171)	$(70)	$(1,611)	$(952)	$(54)	$105
Net realized gain (loss)	32,452	10,679	90,120	7,297	6,584	1,864
Change in unrealized gain (loss)	(66,853)	23,608	(177,278)	85,374	(62,397)	38,910
Net increase (decrease) in net assets from operations	(34,572)	34,217	(88,769)	91,719	(55,867)	40,879
From contract transactions:
Net purchase payments	—	20,836	—	31,917	37,991	—
Terminations and withdrawals	(22,985)	—	(295)	(743)	(79,547)	—
Contract benefits	—	—	(16,317)	(7,035)	—	—
Contract charges	(134)	(123)	(372)	(374)	(314)	(468)
Net transfers between Sub-Accounts	43,041	36,079	38,334	(13,893)	36,138	(3,834)
Other transfers from (to) the General Account	1,270	6	295	(16)	2,106	—
Net increase (decrease) in net assets from Contract transactions	21,192	56,798	21,645	9,856	(3,626)	(4,302)
Net increase (decrease) in net assets	(13,380)	91,015	(67,124)	101,575	(59,493)	36,577
Net assets:
Beginning of year	188,040	97,025	445,916	344,341	179,914	143,337
End of year	$174,660	$188,040	$378,792	$445,916	$120,421	$179,914

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	MFS® Growth Series		MFS® International Intrinsic Value Portfolio		MFS® Investors Trust Series
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(37,771)	$(53,470)	$(4,765)	$(11,333)	$(1,892)	$(2,308)
Net realized gain (loss)	588,786	1,280,064	70,727	75,737	71,951	83,181
Change in unrealized gain (loss)	(2,530,893)	70,733	(441,491)	69,665	(175,571)	69,599
Net increase (decrease) in net assets from operations	(1,979,878)	1,297,327	(375,529)	134,069	(105,512)	150,472
From contract transactions:
Net purchase payments	—	34,922	—	—	—	—
Terminations and withdrawals	(654,120)	(778,136)	(118,782)	(56,984)	(14,777)	(119,635)
Contract benefits	(74,959)	(46,690)	—	(9,957)	(35,899)	(19,382)
Contract charges	(35,047)	(40,860)	(7,264)	(7,678)	(3,469)	(4,016)
Net transfers between Sub-Accounts	(187,640)	(102,325)	30,608	46,722	8,120	(54,330)
Other transfers from (to) the General Account	420	319	1,601	9	17	(1)
Net increase (decrease) in net assets from Contract transactions	(951,346)	(932,770)	(93,837)	(27,888)	(46,008)	(197,364)
Net increase (decrease) in net assets	(2,931,224)	364,557	(469,366)	106,181	(151,520)	(46,892)
Net assets:
Beginning of year	6,434,477	6,069,920	1,548,294	1,442,113	603,316	650,208
End of year	$3,503,253	$6,434,477	$1,078,928	$1,548,294	$451,796	$603,316

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	MFS® Mid Cap Growth Series		MFS® Mid Cap Value Portfolio		MFS® New Discovery Series
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,254)	$(2,934)	$(2,882)	$(3,744)	$(9,450)	$(17,478)
Net realized gain (loss)	36,023	78,893	149,418	37,579	297,231	595,129
Change in unrealized gain (loss)	(135,443)	(38,317)	(309,645)	335,449	(817,337)	(491,582)
Net increase (decrease) in net assets from operations	(101,674)	37,642	(163,109)	369,284	(529,556)	86,069
From contract transactions:
Net purchase payments	10,577	58,267	22,385	33,396	444	4,120
Terminations and withdrawals	(33,539)	(51,230)	(102,750)	(67,386)	(91,606)	(647,014)
Contract benefits	—	—	(16,567)	(13,361)	—	(8,816)
Contract charges	(568)	(682)	(10,153)	(10,349)	(14,662)	(18,398)
Net transfers between Sub-Accounts	40,965	(9,509)	40,225	131,321	(80,593)	(48,504)
Other transfers from (to) the General Account	1,371	(32)	34	64	1,525	(3,594)
Net increase (decrease) in net assets from Contract transactions	18,806	(3,186)	(66,826)	73,685	(184,892)	(722,206)
Net increase (decrease) in net assets	(82,868)	34,456	(229,935)	442,969	(714,448)	(636,137)
Net assets:
Beginning of year	330,827	296,371	1,685,667	1,242,698	1,753,246	2,389,383
End of year	$247,959	$330,827	$1,455,732	$1,685,667	$1,038,798	$1,753,246

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	MFS® Research International Portfolio		MFS® Total Return Bond Series		MFS® Utilities Series
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$410	$(253)	$1,066	$1,887	$3,716	$1,678
Net realized gain (loss)	1,519	4,492	158	739	17,368	18,552
Change in unrealized gain (loss)	(16,731)	3,325	(14,115)	(5,392)	(21,785)	17,373
Net increase (decrease) in net assets from operations	(14,802)	7,564	(12,891)	(2,766)	(701)	37,603
From contract transactions:
Net purchase payments	—	—	—	—	14,141	173,185
Terminations and withdrawals	(2,004)	(2,696)	(1,905)	(46,705)	(32,245)	(47,327)
Contract benefits	—	—	—	—	—	(13,013)
Contract charges	—	—	(153)	(353)	(184)	(289)
Net transfers between Sub-Accounts	—	—	210	6,351	12,563	(1,281)
Other transfers from (to) the General Account	—	22	—	36	—	(230)
Net increase (decrease) in net assets from Contract transactions	(2,004)	(2,674)	(1,848)	(40,671)	(5,725)	111,045
Net increase (decrease) in net assets	(16,806)	4,890	(14,739)	(43,437)	(6,426)	148,648
Net assets:
Beginning of year	79,761	74,871	83,697	127,134	300,958	152,310
End of year	$62,955	$79,761	$68,958	$83,697	$294,532	$300,958

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	MFS® Value Series		PIMCO All Asset Portfolio		PIMCO CommodityRealReturn® Strategy Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,001	$5,890	$11,158	$21,668	$27,019	$2,366
Net realized gain (loss)	141,052	131,598	12,348	2,652	1,248	10,059
Change in unrealized gain (loss)	(282,529)	275,234	(48,133)	5,968	(14,354)	22,095
Net increase (decrease) in net assets from operations	(136,476)	412,722	(24,627)	30,288	13,913	34,520
From contract transactions:
Net purchase payments	—	14,881	—	—	35,688	—
Terminations and withdrawals	(201,509)	(233,512)	(27,106)	(26,585)	—	(75,068)
Contract benefits	—	—	(21,796)	—	—	(5,343)
Contract charges	(36,924)	(38,201)	(691)	(1,039)	(606)	(290)
Net transfers between Sub-Accounts	(44,834)	(129,489)	(3,911)	4,540	471,834	(7,403)
Other transfers from (to) the General Account	1,479	357	—	259	(265)	—
Net increase (decrease) in net assets from Contract transactions	(281,788)	(385,964)	(53,504)	(22,825)	506,651	(88,104)
Net increase (decrease) in net assets	(418,264)	26,758	(78,131)	7,463	520,564	(53,584)
Net assets:
Beginning of year	1,890,050	1,863,292	222,343	214,880	76,046	129,630
End of year	$1,471,786	$1,890,050	$144,212	$222,343	$596,610	$76,046

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	PIMCO Dynamic Bond Portfolio		PIMCO Emerging Markets Bond Portfolio		PIMCO Global Core Asset Allocation Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,959	$1,105	$3,955	$6,996	$239	$403
Net realized gain (loss)	9,010	1,702	(18,030)	116	5,432	3,695
Change in unrealized gain (loss)	(20,000)	(2,640)	(12,032)	(13,206)	(12,651)	(427)
Net increase (decrease) in net assets from operations	(9,031)	167	(26,107)	(6,094)	(6,980)	3,671
From contract transactions:
Net purchase payments	—	60,048	19,954	14,881	—	—
Terminations and withdrawals	(3,880)	(4,752)	(69,221)	(73,215)	—	—
Contract benefits	—	(17,030)	—	—	—	—
Contract charges	(139)	(134)	(244)	(868)	—	—
Net transfers between Sub-Accounts	(24,637)	1,362	(2,237)	19,027	—	—
Other transfers from (to) the General Account	(1)	27	1,272	32	—	—
Net increase (decrease) in net assets from Contract transactions	(28,657)	39,521	(50,476)	(40,143)	—	—
Net increase (decrease) in net assets	(37,688)	39,688	(76,583)	(46,237)	(6,980)	3,671
Net assets:
Beginning of year	138,972	99,284	167,756	213,993	36,111	32,440
End of year	$101,284	$138,972	$91,173	$167,756	$29,131	$36,111

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	PIMCO High Yield Portfolio		PIMCO International Bond Portfolio (U.S. Dollar-Hedged)		PIMCO Real Return Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,709	$2,767	$1,612	$2,211	$5,012	$3,649
Net realized gain (loss)	(1,986)	11	(3,712)	3,568	(94)	261
Change in unrealized gain (loss)	(12,708)	(803)	(45,509)	(19,370)	(16,967)	42
Net increase (decrease) in net assets from operations	(10,985)	1,975	(47,609)	(13,591)	(12,049)	3,952
From contract transactions:
Net purchase payments	33,257	9,692	33,257	—	—	40,602
Terminations and withdrawals	—	—	(5,468)	(5,033)	(5,490)	(1,785)
Contract benefits	—	—	(5,806)	—	—	—
Contract charges	(20)	—	(2,777)	(3,156)	(207)	(204)
Net transfers between Sub-Accounts	(241)	1,034	848	(15,393)	—	—
Other transfers from (to) the General Account	(171)	(1)	(18)	1	—	1
Net increase (decrease) in net assets from Contract transactions	32,825	10,725	20,036	(23,581)	(5,697)	38,614
Net increase (decrease) in net assets	21,840	12,700	(27,573)	(37,172)	(17,746)	42,566
Net assets:
Beginning of year	90,962	78,262	423,113	460,285	95,567	53,001
End of year	$112,802	$90,962	$395,540	$423,113	$77,821	$95,567

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	PIMCO StocksPLUS® Global Portfolio		PIMCO Total Return Portfolio		Putnam VT Global Asset Allocation Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,928	$(5,517)	$47,806	$26,057	$56	$(61)
Net realized gain (loss)	85,300	79,810	(62,684)	161,472	1,627	514
Change in unrealized gain (loss)	(237,881)	56,141	(533,642)	(285,423)	(5,137)	1,874
Net increase (decrease) in net assets from operations	(150,653)	130,434	(548,520)	(97,894)	(3,454)	2,327
From contract transactions:
Net purchase payments	—	—	66,513	106,182	—	—
Terminations and withdrawals	(86,181)	(58,240)	(197,252)	(281,129)	—	—
Contract benefits	(9,987)	(19,296)	(30,685)	(13,283)	—	—
Contract charges	(16,674)	(17,982)	(20,171)	(21,370)	—	—
Net transfers between Sub-Accounts	55,463	(53,001)	105,132	(738,157)	—	—
Other transfers from (to) the General Account	121	(27)	(6)	(709)	—	—
Net increase (decrease) in net assets from Contract transactions	(57,258)	(148,546)	(76,469)	(948,466)	—	—
Net increase (decrease) in net assets	(207,911)	(18,112)	(624,989)	(1,046,360)	(3,454)	2,327
Net assets:
Beginning of year	747,057	765,169	3,648,422	4,694,782	20,480	18,153
End of year	$539,146	$747,057	$3,023,433	$3,648,422	$17,026	$20,480

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Putnam VT Growth Opportunities Fund		Putnam VT Income Fund		Putnam VT International Value Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(8,444)	$(12,272)	$87,997	$13,073	$583	$676
Net realized gain (loss)	209,274	376,520	(62,265)	106,908	2,642	5,119
Change in unrealized gain (loss)	(628,679)	(61,943)	(326,915)	(255,898)	(8,524)	3,841
Net increase (decrease) in net assets from operations	(427,849)	302,305	(301,183)	(135,917)	(5,299)	9,636
From contract transactions:
Net purchase payments	1,019	360	—	5,186	—	34,922
Terminations and withdrawals	(118,222)	(354,669)	(387,201)	(33,852)	(5,820)	(5,820)
Contract benefits	—	(10,873)	—	(15,914)	—	(30,045)
Contract charges	(16,944)	(18,506)	(13,029)	(15,529)	(34)	(37)
Net transfers between Sub-Accounts	151,017	(252,654)	(32,814)	115,666	—	—
Other transfers from (to) the General Account	(659)	(18)	(3)	10	—	—
Net increase (decrease) in net assets from Contract transactions	16,211	(636,360)	(433,047)	55,567	(5,854)	(980)
Net increase (decrease) in net assets	(411,638)	(334,055)	(734,230)	(80,350)	(11,153)	8,656
Net assets:
Beginning of year	1,400,103	1,734,158	2,431,966	2,512,316	73,746	65,090
End of year	$988,465	$1,400,103	$1,697,736	$2,431,966	$62,593	$73,746

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Putnam VT Large Cap Value Fund		Putnam VT Mortgage Securities Fund		Putnam VT Multi-Asset Absolute Return Fund
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$15,622	$9,547	$20,955	$(2,803)	$(228)	$(171)
Net realized gain (loss)	236,851	168,739	(511)	184	(17)	(16)
Change in unrealized gain (loss)	(360,132)	384,889	(52,679)	(15,249)	833	143
Net increase (decrease) in net assets from operations	(107,659)	563,175	(32,235)	(17,868)	588	(44)
From contract transactions:
Net purchase payments	—	41,912	—	183,219	—	—
Terminations and withdrawals	(104,184)	(175,277)	(356)	(12,578)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(20,708)	(18,037)	(134)	(82)	(125)	(26)
Net transfers between Sub-Accounts	(47,635)	(6,909)	23,865	1,435	70,488	—
Other transfers from (to) the General Account	541	11	—	(12)	—	—
Net increase (decrease) in net assets from Contract transactions	(171,986)	(158,300)	23,375	171,982	70,363	(26)
Net increase (decrease) in net assets	(279,645)	404,875	(8,860)	154,114	70,951	(70)
Net assets:
Beginning of year	2,607,086	2,202,211	280,282	126,168	17,142	17,212
End of year	$2,327,441	$2,607,086	$271,422	$280,282	$88,093	$17,142

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2022 and 2021

	Putnam VT Multi-Cap Core Fund		Putnam VT Small Cap Value Fund		TOPS® Managed Risk Balanced ETF Portfolio
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3)	$(60)	$(2,559)	$(911)	$3,740,002	$(605)
Net realized gain (loss)	3,934	1,340	53,343	3,294	8,089,591	433,663
Change in unrealized gain (loss)	(6,815)	2,697	(102,332)	113,408	(14,964,844)	1,523,065
Net increase (decrease) in net assets from operations	(2,884)	3,977	(51,548)	115,791	(3,135,251)	1,956,123
From contract transactions:
Net purchase payments	—	—	—	50,678	81,723	40,867
Terminations and withdrawals	—	—	(55,681)	(3,880)	(1,817,074)	(3,031,262)
Contract benefits	—	—	(4,099)	(36,474)	(267,054)	(855,016)
Contract charges	—	—	(311)	(312)	(651,844)	(698,058)
Net transfers between Sub-Accounts	—	—	(11,768)	20,274	(835)	(79,837)
Other transfers from (to) the General Account	—	1	345	(138)	131	(3,580)
Net increase (decrease) in net assets from Contract transactions	—	1	(71,514)	30,148	(2,654,953)	(4,626,886)
Net increase (decrease) in net assets	(2,884)	3,978	(123,062)	145,939	(5,790,204)	(2,670,763)
Net assets:
Beginning of year	17,368	13,390	445,684	299,745	24,953,163	27,623,926
End of year	$14,484	$17,368	$322,622	$445,684	$19,162,959	$24,953,163
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31, 2022 and 2021

	TOPS® Managed Risk Growth ETF Portfolio		TOPS® Managed Risk Moderate Growth ETF Portfolio
	2022	2021	2022	2021
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,379,974	$(287,170)	$7,225,909	$(50,774)
Net realized gain (loss)	29,019,757	1,803,961	28,589,227	1,134,832
Change in unrealized gain (loss)	(47,143,660)	8,371,322	(44,096,520)	4,787,639
Net increase (decrease) in net assets from operations	(12,743,929)	9,888,113	(8,281,384)	5,871,697
From contract transactions:
Net purchase payments	47,115	183,945	90,240	340,259
Terminations and withdrawals	(6,352,797)	(12,010,512)	(5,550,195)	(6,723,602)
Contract benefits	(780,784)	(515,258)	(585,828)	(1,190,302)
Contract charges	(2,258,902)	(2,406,651)	(1,504,580)	(1,605,312)
Net transfers between Sub-Accounts	5,654	(1,121,903)	12,621	(459,307)
Other transfers from (to) the General Account	4,512	188	(2,135)	(3,810)
Net increase (decrease) in net assets from Contract transactions	(9,335,202)	(15,870,191)	(7,539,877)	(9,642,074)
Net increase (decrease) in net assets	(22,079,131)	(5,982,078)	(15,821,261)	(3,770,377)
Net assets:
Beginning of year	88,888,352	94,870,430	59,721,707	63,492,084
End of year	$66,809,221	$88,888,352	$43,900,446	$59,721,707

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements
December 31, 2022

Note 1 — Organization

Forethought Life Insurance Company Separate Account A ("Forethought Life Insurance Company Separate Account A" or the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. GAFG is a majority-owned subsidiary of KKR & Co., Inc.

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-twenty-six Sub-Accounts were offered by the Separate Account during 2022, of which one-hundred-twenty-five had activity. One Sub-Account had no Contract owner activity during the year and a zero balance at December 31, 2022. The one Sub-Account is as follows:

Sub-Account With No Activity

Delaware Ivy VIP Asset Strategy

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying Fund) as follows:

Underlying Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Growth and Income Portfolio	Class B	AllianceBernstein L.P.	—
American Century VP Capital Appreciation Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Disciplined Core Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Growth Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Value Fund	Class II	American Century Investment Management, Inc.	—
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
American Funds Capital World Growth and Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds International Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM	Milliman Financial Risk Management LLC
American Funds New World Fund	Class 4	Capital Research and Management CompanySM	—
American Funds The Bond Fund of America	Class 4	Capital Research and Management CompanySM	—
American Funds Washington Mutual Investors FundSM	Class 4	Capital Research and Management CompanySM	—
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock U.S. Government Bond V.I. Fund	Class III	BlackRock Advisors, LLC	—
Calvert VP EAFE International Index Portfolio	Class F	Calvert Research and Management	World Asset Management, Inc.
Calvert VP Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Nasdaq 100 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Russell 2000® Small Cap Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Delaware Ivy VIP Asset Strategy	Class II	Ivy Investment Management Company	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Core Equity	Class II	Ivy Investment Management Company	—
Delaware Ivy VIP International Core Equity	Class II	Ivy Investment Management Company	—
Delaware Ivy VIP Value	Class II	Ivy Investment Management Company	—
Delaware VIP Real Estate Securities	Class II	Ivy Investment Management Company	Securian Asset Management, Inc.
DFA VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC	—
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Foreign Securities Fund	Class 4	Templeton Investment Counsel, LLC	—
FT VIP Templeton Global Bond Securities Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Growth Securities Fund	Class 4	Templeton Global Advisors Limited	—
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Global Atlantic Moderate Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT High Quality Floating Rate Fund	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Growth Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Trend Driven Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Disciplined Equity HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Balanced-Risk Allocation Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Comstock Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Equity and Income Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. EQV International Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Global Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Global Real Estate Fund	Series II Shares	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Money Market Fund	Series I Shares	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Mid Cap Fund®	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Small Cap Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC	—
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS	—
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS	—
MFS® Global Real Estate Portfolio	Service Class	MFS	—
MFS® Growth Series	Service Class	MFS	—
MFS® International Intrinsic Value Portfolio	Service Class	MFS	—
MFS® Investors Trust Series	Service Class	MFS	—
MFS® Mid Cap Growth Series	Service Class	MFS	—
MFS® Mid Cap Value Portfolio	Service Class	MFS	—
MFS® New Discovery Series	Service Class	MFS	—
MFS® Research International Portfolio	Service Class	MFS	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
MFS® Total Return Bond Series	Service Class	MFS	—
MFS® Utilities Series	Service Class	MFS	—
MFS® Value Series	Service Class	MFS	—
PIMCO All Asset Portfolio	Advisor Class	PIMCO	Research Affiliates, LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO	—
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Global Core Asset Allocation Portfolio	Advisor Class	PIMCO	—
PIMCO High Yield Portfolio	Advisor Class	PIMCO	—
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO	—
PIMCO Real Return Portfolio	Advisor Class	PIMCO	—
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO	—
PIMCO Total Return Portfolio	Advisor Class	PIMCO	—
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Cap Core Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

Underlying Fund	Class	Investment Adviser	Sub-Adviser
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC

In 2022 the following Sub-Accounts were renamed:

Date	New Name	Old Name
April 29, 2022	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Growth Opportunities Fund
April 29, 2022	Invesco V.I. EQV International Equity Fund	Invesco V.I. International Growth Fund
July 31, 2022	Delaware VIP Real Estate Securities	Delaware Ivy VIP Securian Real Estate Securities

In 2022 the following Sub-Account was liquidated:

Date	Liquidated Sub-Account
April 29, 2022	Goldman Sachs VIT High Quality Floating Rate Fund

Note 2 — Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services — Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2022, Forethought evaluated subsequent events through April 11, 2023; the issuance date of the financial statements. No subsequent events required disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the

Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2022.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Note 3 — Expenses and Related Party Transactions

Forethought assesses a Mortality and Expense Risk charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought. Forethought also assesses an Administrative Charge to compensate for administrative expenses of the Contracts. Forethought assesses a Premium Based Charge to compensate for a portion of acquisition expenses, including promotion and distribution of the contract.

A daily Fund Facilitation Fee is applied to the assets in certain Sub-Accounts. The Fund Facilitation Fee allows Forethought to offer the funds underlying these certain Sub-Accounts to Contract holders, even though the amounts paid to Forethought by the funds may not be sufficient for Forethought to meet expenses and revenue targets.

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Charge	0.45%	1.35%	0.80%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%
ForeRetirement II
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement IV
Mortality and Expense Risk Charge	0.45%	1.45%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%		0.80%
ForeRetirement Foundation
Mortality and Expense Risk Charge	0.80%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%
ForeInvestors Choice
Mortality and Expense Risk Charge	0.80%	0.95%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	None	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%		0.80%

(1)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

  PIMCO Total Return Portfolio

  TOPS® Managed Risk Balanced ETF Portfolio

  TOPS® Managed Risk Growth ETF Portfolio

  TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly owned indirect subsidiary of GAFG. During the year ended December 31, 2022, management fees of the underlying FVIT funds were paid by the underlying fund to GAIA in its capacity as investment manager of the FVIT funds, which is an indirect expense of the Separate Account.

The FVIT funds' advisory agreement provides for each fund to pay a fee to GAIA, equal to an annual rate ranging from 0.55% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee to Global Atlantic Distributors, LLC equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee. These fees are direct expenses of the funds, and indirect expenses of the Separate Account.

Note 4 — Changes In Units Outstanding

The changes in units outstanding were as follows:

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio	31	(206)	(175)	1	(288)	(287)
American Century VP Capital Appreciation Fund	1,048	(11)	1,037	1,422	(126)	1,296
American Century VP Disciplined Core Value Fund	25	(2,811)	(2,786)	10	(5,588)	(5,578)
American Century VP Growth Fund	14,244	(19,101)	(4,857)	5,637	(18,405)	(12,768)
American Century VP Mid Cap Value Fund	5,033	(21,618)	(16,585)	12,072	(30,987)	(18,915)
American Century VP Value Fund	12,357	(31,382)	(19,025)	9,189	(12,288)	(3,099)
American Funds Asset Allocation Fund	10,531	(13,893)	(3,362)	31,022	(30,028)	994
American Funds Capital Income Builder®	—	(228)	(228)	2,029	(6,225)	(4,196)
American Funds Capital World Growth and Income Fund	4,725	(9,081)	(4,356)	3,693	(27,075)	(23,382)
American Funds Global Growth Fund	32,459	(23,355)	9,104	31,914	(13,301)	18,613
American Funds Growth Fund	67,766	(67,919)	(153)	84,594	(153,879)	(69,285)
American Funds Growth-Income Fund	45,224	(31,448)	13,776	69,403	(53,382)	16,021
American Funds International Fund	28,870	(25,414)	3,456	15,286	(23,483)	(8,197)
American Funds Managed Risk Asset Allocation Fund	161,496	(5,551,518)	(5,390,022)	237,036	(6,099,117)	(5,862,081)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds New World Fund	7,845	(16,700)	(8,855)	7,582	(17,786)	(10,204)
American Funds The Bond Fund of America	4,848	(12,900)	(8,052)	3,384	(4,394)	(1,010)
American Funds Washington Mutual Investors FundSM	34,361	(21,678)	12,683	72,911	(15,190)	57,721
BlackRock Basic Value V.I. Fund	5	(20)	(15)	16	(911)	(895)
BlackRock Capital Appreciation V.I. Fund	19,289	(16,445)	2,844	11,697	(28,650)	(16,953)
BlackRock Equity Dividend V.I. Fund	16,325	(26,014)	(9,689)	6,594	(29,219)	(22,625)
BlackRock Global Allocation V.I. Fund	14,118	(35,718)	(21,600)	40,588	(45,186)	(4,598)
BlackRock High Yield V.I. Fund	7,855	(15,675)	(7,820)	33,574	(26,783)	6,791
BlackRock Managed Volatility V.I. Fund	109,572	(492,106)	(382,534)	205,240	(312,244)	(107,004)
BlackRock S&P 500 Index V.I. Fund Class II	63,195	(51,915)	11,280	18,778	(13,767)	5,011
BlackRock S&P 500 Index V.I. Fund Class III	20,067	(79,717)	(59,650)	24,399	(83,628)	(59,229)
BlackRock Total Return V.I. Fund	555	(3,508)	(2,953)	819	(43,322)	(42,503)
BlackRock U.S. Government Bond V.I. Fund	72,817	(104,698)	(31,881)	7,900	(43,957)	(36,057)
Calvert VP EAFE International Index Portfolio	4,488	(2,719)	1,769	268	(44,481)	(44,213)
Calvert VP Investment Grade Bond Index Portfolio	2,805	(8,329)	(5,524)	2,581	(2,139)	442
Calvert VP Nasdaq 100 Index Portfolio	12,786	(8,487)	4,299	6,910	(6,840)	70
Calvert VP Russell 2000® Small Cap Index Portfolio	38,619	(30,226)	8,393	1,388	(10,502)	(9,114)
Calvert VP S&P MidCap 400 Index Portfolio	39,639	(37,438)	2,201	1,405	(10,231)	(8,826)
Delaware Ivy VIP Core Equity	—	(22)	(22)	3	(8)	(5)
Delaware Ivy VIP International Core Equity	2,102	(10,054)	(7,952)	7,623	(11,683)	(4,060)
Delaware Ivy VIP Value	—	—	—	—	—	—
Delaware VIP Real Estate Securities (a)	—	(1,936)	(1,936)	322	(277)	45
DFA VA Global Bond Portfolio	2,861	(319)	2,542	1,974	(6,951)	(4,977)
DFA VA International Value Portfolio	50	(158)	(108)	34	(6,197)	(6,163)
DFA VA US Large Value Portfolio	3,464	(320)	3,144	7,774	(7,636)	138
DFA VA US Targeted Value Portfolio	2,328	(484)	1,844	—	(7,149)	(7,149)
FT VIP Franklin Global Real Estate VIP Fund	—	—	—	2,305	(6,247)	(3,942)
FT VIP Franklin Income VIP Fund	10,629	(88,544)	(77,915)	4,917	(19,054)	(14,137)
FT VIP Franklin Mutual Global Discovery VIP Fund	3,587	(1,842)	1,745	—	(12)	(12)
FT VIP Franklin Mutual Shares VIP Fund	8,934	(15,839)	(6,905)	2,124	(16,428)	(14,304)
FT VIP Franklin Rising Dividends VIP Fund	13,126	(25,064)	(11,938)	24,218	(48,146)	(23,928)
FT VIP Franklin Small Cap Value VIP Fund	3,728	(13,882)	(10,154)	5,120	(22,610)	(17,490)
FT VIP Franklin Strategic Income VIP Fund	7,330	(38,644)	(31,314)	24,800	(60,588)	(35,788)
FT VIP Templeton Foreign Securities Fund	10,953	(10,750)	203	9,401	(11,757)	(2,356)
FT VIP Templeton Global Bond Securities Fund	4,903	(69,405)	(64,502)	26,383	(30,686)	(4,303)
FT VIP Templeton Growth Securities Fund	11,049	(10,887)	162	3,212	(8,944)	(5,732)
Global Atlantic American Funds® Managed Risk Portfolio	50,808	(1,665,619)	(1,614,811)	311,021	(1,762,561)	(1,451,540)
Global Atlantic Balanced Managed Risk Portfolio	121,268	(1,053,932)	(932,664)	3,002,119	(830,206)	2,171,913
Global Atlantic Blackrock Selects Managed Risk Portfolio	109,741	(1,955,702)	(1,845,961)	145,477	(2,347,031)	(2,201,554)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	194,956	(2,351,877)	(2,156,921)	330,517	(2,414,103)	(2,083,586)
Global Atlantic Growth Managed Risk Portfolio	54,764	(3,085,824)	(3,031,060)	366,813	(4,057,235)	(3,690,422)

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Global Atlantic Moderate Growth Managed Risk Portfolio	52,852	(1,214,970)	(1,162,118)	97,243	(1,152,350)	(1,055,107)
Global Atlantic Select Advisor Managed Risk Portfolio	44,274	(732,469)	(688,195)	61,408	(1,071,880)	(1,010,472)
Global Atlantic Wellington Research Managed Risk Portfolio	78,084	(3,325,473)	(3,247,389)	2,278,797	(3,544,932)	(1,266,135)
Goldman Sachs VIT Core Fixed Income Fund	160	(4,056)	(3,896)	231	(10,319)	(10,088)
Goldman Sachs VIT High Quality Floating Rate Fund (b)	8,538	(23,061)	(14,523)	2,446	(861)	1,585
Goldman Sachs VIT International Equity Insights Fund	280	(2,118)	(1,838)	1,991	(201)	1,790
Goldman Sachs VIT Mid Cap Growth Fund (a)	28	(100)	(72)	1,865	(476)	1,389
Goldman Sachs VIT Mid Cap Value Fund	935	(4,715)	(3,780)	1,210	(103)	1,107
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	—	(22)	(22)	—	(21)	(21)
Goldman Sachs VIT Small Cap Equity Insights Fund	160	(1,816)	(1,656)	10,291	(3,403)	6,888
Goldman Sachs VIT Trend Driven Allocation Fund	68	(1,691)	(1,623)	11,423	(1,161)	10,262
Goldman Sachs VIT U.S. Equity Insights Fund	—	(13,129)	(13,129)	2,087	(4,592)	(2,505)
Hartford Capital Appreciation HLS Fund	5,364	(18,999)	(13,635)	1,713	(12,991)	(11,278)
Hartford Disciplined Equity HLS Fund	1,260	(5,436)	(4,176)	274	(1,617)	(1,343)
Hartford Dividend and Growth HLS Fund	5,074	(20,453)	(15,379)	5,313	(26,382)	(21,069)
Hartford International Opportunities HLS Fund	7,358	(14,145)	(6,787)	3,074	(6,515)	(3,441)
Hartford Total Return Bond HLS Fund	4,149	(61,259)	(57,110)	13,222	(65,261)	(52,039)
Invesco Oppenheimer V.I. International Growth Fund	1,084	(9)	1,075	2,492	(2,711)	(219)
Invesco V.I. Balanced-Risk Allocation Fund	2,938	(21,894)	(18,956)	2,927	(7,359)	(4,432)
Invesco V.I. Comstock Fund	21,012	(456)	20,556	24,423	(1,809)	22,614
Invesco V.I. Core Equity Fund	2,587	(7,994)	(5,407)	3,468	(1,673)	1,795
Invesco V.I. Discovery Mid Cap Growth Fund	622	(740)	(118)	2,147	(3,064)	(917)
Invesco V.I. Equity and Income Fund	—	(5,348)	(5,348)	159	(5,806)	(5,647)
Invesco V.I. EQV International Equity Fund (a)	14,560	(14,046)	514	5,076	(10,515)	(5,439)
Invesco V.I. Global Fund	12,875	(23)	12,852	—	(2,047)	(2,047)
Invesco V.I. Global Real Estate Fund	1,075	(3,927)	(2,852)	910	(8,709)	(7,799)
Invesco V.I. Government Money Market Fund	668,455	(741,171)	(72,716)	760,296	(553,747)	206,549
Invesco V.I. Main Street Mid Cap Fund®	1,306	(7,353)	(6,047)	923	(8,868)	(7,945)
Invesco V.I. Main Street Small Cap Fund®	3,809	(5,571)	(1,762)	7,311	(2,892)	4,419
Invesco V.I. Small Cap Equity Fund	5,180	(12,688)	(7,508)	11,063	(15,812)	(4,749)
Lord Abbett Bond Debenture Portfolio	30,058	(73,443)	(43,385)	60,589	(61,244)	(655)
Lord Abbett Fundamental Equity Portfolio	6,616	(10,299)	(3,683)	1,320	(20,855)	(19,535)
Lord Abbett Growth Opportunities Portfolio	2,540	(14,255)	(11,715)	2,808	(22,987)	(20,179)
Lord Abbett Mid Cap Stock Portfolio	12,678	(9,276)	3,402	18,231	(5,819)	12,412
Lord Abbett Short Duration Income Portfolio	23,716	(108,169)	(84,453)	18,337	(719)	17,618
MFS® Blended Research® Core Equity Portfolio	2,214	(1,173)	1,041	2,968	(8)	2,960
MFS® Blended Research® Small Cap Equity Portfolio	3,153	(1,996)	1,157	5,618	(5,401)	217

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Global Real Estate Portfolio	5,836	(6,523)	(687)	202	(435)	(233)
MFS® Growth Series	16,974	(52,401)	(35,427)	5,413	(34,724)	(29,311)
MFS® International Intrinsic Value Portfolio	5,809	(11,805)	(5,996)	3,877	(4,725)	(848)
MFS® Investors Trust Series	396	(2,616)	(2,220)	1	(7,777)	(7,776)
MFS® Mid Cap Growth Series	2,387	(1,637)	750	3,777	(3,954)	(177)
MFS® Mid Cap Value Portfolio	4,494	(8,209)	(3,715)	12,283	(8,193)	4,090
MFS® New Discovery Series	6,770	(17,410)	(10,640)	4,342	(29,039)	(24,697)
MFS® Research International Portfolio	—	(149)	(149)	—	(168)	(168)
MFS® Total Return Bond Series	259	(467)	(208)	551	(4,018)	(3,467)
MFS® Utilities Series	2,288	(2,566)	(278)	11,518	(4,125)	7,393
MFS® Value Series	10,011	(24,033)	(14,022)	3,513	(19,978)	(16,465)
PIMCO All Asset Portfolio	226	(4,068)	(3,842)	1,052	(2,824)	(1,772)
PIMCO CommodityRealReturn® Strategy Portfolio	36,344	(556)	35,788	—	(7,058)	(7,058)
PIMCO Dynamic Bond Portfolio	8	(2,594)	(2,586)	4,839	(1,549)	3,290
PIMCO Emerging Markets Bond Portfolio	2,722	(7,161)	(4,439)	3,133	(6,117)	(2,984)
PIMCO Global Core Asset Allocation Portfolio	—	—	—	—	—	—
PIMCO High Yield Portfolio	4,519	(1,500)	3,019	900	—	900
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	4,641	(2,741)	1,900	—	(2,011)	(2,011)
PIMCO Real Return Portfolio	—	(499)	(499)	3,377	(162)	3,215
PIMCO StocksPLUS® Global Portfolio	6,359	(10,322)	(3,963)	496	(8,529)	(8,033)
PIMCO Total Return Portfolio	28,360	(35,290)	(6,930)	35,676	(115,487)	(79,811)
Putnam VT Global Asset Allocation Fund	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund	8,691	(7,660)	1,031	5,032	(28,531)	(23,499)
Putnam VT Income Fund	4,127	(43,883)	(39,756)	13,662	(9,288)	4,374
Putnam VT International Value Fund	—	(424)	(424)	2,226	(2,246)	(20)
Putnam VT Large Cap Value Fund	2,837	(11,108)	(8,271)	11,260	(19,187)	(7,927)
Putnam VT Mortgage Securities Fund	2,454	(51)	2,403	17,695	(2,050)	15,645
Putnam VT Multi-Asset Absolute Return Fund	7,837	(14)	7,823	—	(3)	(3)
Putnam VT Multi-Cap Core Fund	—	—	—	—	—	—
Putnam VT Small Cap Value Fund	95	(4,014)	(3,919)	5,573	(3,986)	1,587
TOPS® Managed Risk Balanced ETF Portfolio	8,224	(220,957)	(212,733)	5,943	(347,127)	(341,184)
TOPS® Managed Risk Growth ETF Portfolio	9,071	(731,102)	(722,031)	18,582	(1,155,144)	(1,136,562)
TOPS® Managed Risk Moderate Growth ETF Portfolio	21,745	(594,084)	(572,339)	18,337	(697,446)	(679,109)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Note 5 — Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2022 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Growth and Income Portfolio	$11,621	$4,409
American Century VP Capital Appreciation Fund	33,082	950
American Century VP Disciplined Core Value Fund	13,935	53,596
American Century VP Growth Fund	695,970	523,692
American Century VP Mid Cap Value Fund	401,300	449,347
American Century VP Value Fund	425,009	589,500
American Funds Asset Allocation Fund	439,474	238,928
American Funds Capital Income Builder®	35,715	16,739
American Funds Capital World Growth and Income Fund	393,601	159,152
American Funds Global Growth Fund	994,963	450,461
American Funds Growth Fund	4,694,794	2,173,272
American Funds Growth-Income Fund	2,297,077	803,089
American Funds International Fund	727,271	322,485
American Funds Managed Risk Asset Allocation Fund	34,980,273	84,896,491
American Funds New World Fund	289,285	238,881
American Funds The Bond Fund of America	89,566	147,393
American Funds Washington Mutual Investors FundSM	2,385,274	467,522
BlackRock Basic Value V.I. Fund	4,479	739
BlackRock Capital Appreciation V.I. Fund	554,664	440,112
BlackRock Equity Dividend V.I. Fund	592,098	546,574
BlackRock Global Allocation V.I. Fund	260,468	535,299
BlackRock High Yield V.I. Fund	172,131	216,556
BlackRock Managed Volatility V.I. Fund	1,113,914	5,174,248
BlackRock S&P 500 Index V.I. Fund Class II	1,669,319	1,163,373
BlackRock S&P 500 Index V.I. Fund Class III	432,753	1,280,598
BlackRock Total Return V.I. Fund	25,804	46,218
BlackRock U.S. Government Bond V.I. Fund	730,815	1,037,383
Calvert VP EAFE International Index Portfolio	66,863	35,201
Calvert VP Investment Grade Bond Index Portfolio	35,930	86,979
Calvert VP Nasdaq 100 Index Portfolio	482,875	266,836
Calvert VP Russell 2000® Small Cap Index Portfolio	849,531	565,393
Calvert VP S&P MidCap 400 Index Portfolio	867,852	702,834
Delaware Ivy VIP Core Equity	2,150	531
Delaware Ivy VIP International Core Equity	163,681	137,545
Delaware Ivy VIP Value	2,045	71
Delaware VIP Real Estate Securities (a)	5,483	26,573
DFA VA Global Bond Portfolio	30,990	6,171
DFA VA International Value Portfolio	11,473	4,825
DFA VA US Large Value Portfolio	71,853	13,230
DFA VA US Targeted Value Portfolio	54,145	9,293
FT VIP Franklin Global Real Estate VIP Fund	3,171	167
FT VIP Franklin Income VIP Fund	394,769	1,183,707
FT VIP Franklin Mutual Global Discovery VIP Fund	55,173	24,255

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

Investment Portfolios	Purchases	Sales
FT VIP Franklin Mutual Shares VIP Fund	$368,098	$269,308
FT VIP Franklin Rising Dividends VIP Fund	658,932	577,875
FT VIP Franklin Small Cap Value VIP Fund	309,717	259,100
FT VIP Franklin Strategic Income VIP Fund	123,623	417,297
FT VIP Templeton Foreign Securities Fund	133,917	118,152
FT VIP Templeton Global Bond Securities Fund	41,819	615,090
FT VIP Templeton Growth Securities Fund	141,285	147,789
Global Atlantic American Funds® Managed Risk Portfolio	12,790,234	24,528,379
Global Atlantic Balanced Managed Risk Portfolio	10,175,478	14,013,071
Global Atlantic Blackrock Selects Managed Risk Portfolio	12,790,770	24,594,393
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	8,305,988	35,856,817
Global Atlantic Growth Managed Risk Portfolio	11,718,717	43,690,386
Global Atlantic Moderate Growth Managed Risk Portfolio	10,482,640	16,958,692
Global Atlantic Select Advisor Managed Risk Portfolio	8,636,068	10,858,806
Global Atlantic Wellington Research Managed Risk Portfolio	46,796,560	51,335,114
Goldman Sachs VIT Core Fixed Income Fund	26,418	60,934
Goldman Sachs VIT High Quality Floating Rate Fund (b)	85,071	228,881
Goldman Sachs VIT International Equity Insights Fund	8,025	25,716
Goldman Sachs VIT Mid Cap Growth Fund (a)	4,054	2,974
Goldman Sachs VIT Mid Cap Value Fund	43,632	75,639
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	2,502	962
Goldman Sachs VIT Small Cap Equity Insights Fund	9,362	33,525
Goldman Sachs VIT Trend Driven Allocation Fund	20,448	24,932
Goldman Sachs VIT U.S. Equity Insights Fund	31,678	293,117
Hartford Capital Appreciation HLS Fund	391,039	410,928
Hartford Disciplined Equity HLS Fund	48,356	73,113
Hartford Dividend and Growth HLS Fund	370,454	516,569
Hartford International Opportunities HLS Fund	248,378	210,317
Hartford Total Return Bond HLS Fund	125,547	696,437
Invesco Oppenheimer V.I. International Growth Fund	47,282	1,778
Invesco V.I. Balanced-Risk Allocation Fund	199,249	308,661
Invesco V.I. Comstock Fund	392,906	15,119
Invesco V.I. Core Equity Fund	154,720	135,150
Invesco V.I. Discovery Mid Cap Growth Fund	149,744	21,146
Invesco V.I. Equity and Income Fund	86,097	92,969
Invesco V.I. EQV International Equity Fund (a)	355,376	191,088
Invesco V.I. Global Fund	281,960	2,802
Invesco V.I. Global Real Estate Fund	16,512	47,565
Invesco V.I. Government Money Market Fund	6,649,974	7,382,814
Invesco V.I. Main Street Mid Cap Fund®	170,296	121,141
Invesco V.I. Main Street Small Cap Fund®	115,044	95,587
Invesco V.I. Small Cap Equity Fund	254,310	215,671
Lord Abbett Bond Debenture Portfolio	534,780	962,003
Lord Abbett Fundamental Equity Portfolio	328,936	217,980
Lord Abbett Growth Opportunities Portfolio	140,096	297,590
Lord Abbett Mid Cap Stock Portfolio	214,292	138,756
Lord Abbett Short Duration Income Portfolio	273,503	1,118,417

Investment Portfolios	Purchases	Sales
MFS® Blended Research® Core Equity Portfolio	$76,001	$23,227
MFS® Blended Research® Small Cap Equity Portfolio	152,233	37,428
MFS® Global Real Estate Portfolio	99,097	95,522
MFS® Growth Series	984,606	1,427,796
MFS® International Intrinsic Value Portfolio	159,552	206,237
MFS® Investors Trust Series	72,503	58,677
MFS® Mid Cap Growth Series	95,977	36,814
MFS® Mid Cap Value Portfolio	214,788	159,381
MFS® New Discovery Series	604,189	348,340
MFS® Research International Portfolio	2,547	2,657
MFS® Total Return Bond Series	5,723	5,608
MFS® Utilities Series	57,137	47,248
MFS® Value Series	312,823	490,108
PIMCO All Asset Portfolio	29,230	57,606
PIMCO CommodityRealReturn® Strategy Portfolio	545,311	11,640
PIMCO Dynamic Bond Portfolio	13,780	29,632
PIMCO Emerging Markets Bond Portfolio	34,500	81,021
PIMCO Global Core Asset Allocation Portfolio	6,100	354
PIMCO High Yield Portfolio	53,582	17,048
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	54,821	33,020
PIMCO Real Return Portfolio	5,901	6,586
PIMCO StocksPLUS® Global Portfolio	261,254	165,917
PIMCO Total Return Portfolio	368,302	396,965
Putnam VT Global Asset Allocation Fund	1,871	179
Putnam VT Growth Opportunities Fund	394,193	193,099
Putnam VT Income Fund	145,873	490,924
Putnam VT International Value Fund	3,384	6,505
Putnam VT Large Cap Value Fund	303,700	251,991
Putnam VT Mortgage Securities Fund	47,544	3,214
Putnam VT Multi-Asset Absolute Return Fund	70,730	595
Putnam VT Multi-Cap Core Fund	4,094	153
Putnam VT Small Cap Value Fund	49,367	76,240
TOPS® Managed Risk Balanced ETF Portfolio	12,424,814	2,972,396
TOPS® Managed Risk Growth ETF Portfolio	35,819,043	10,363,793
TOPS® Managed Risk Moderate Growth ETF Portfolio	37,121,194	8,364,904

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

Note 6 — Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Growth and Income Portfolio
2022	3,500	17.90	17.90	62,645	1.10	1.00	1.00	(5.39)	(5.39)
2021	3,675	18.92	18.92	69,520	0.63	1.00	1.00	26.56	26.56
2020	3,962	14.95	14.95	59,221	1.36	1.00	1.00	1.49	1.49
2019	3,877	14.73	14.73	57,115	1.03	1.00	1.00	22.34	22.34
2018	3,903	12.04	12.04	46,979	0.81	1.00	1.00	(6.74)	(6.74)
American Century VP Capital Appreciation Fund
2022	5,461	17.03	17.59	94,836	N/A	0.65	1.00	(28.95)	(28.70)
2021	4,424	23.97	24.67	108,096	N/A	0.65	1.00	9.95	10.33
2020	3,128	21.80	22.36	69,680	N/A	0.65	1.00	40.92	41.34
2019	3,448	15.47	15.82	54,372	N/A	0.65	1.00	33.94	34.52
2018	3,556	11.55	11.76	41,730	N/A	0.65	1.00	(6.33)	(6.00)
American Century VP Disciplined Core Value Fund
2022	552	17.45	17.45	9,627	1.02	1.00	1.00	(13.70)	(13.70)
2021	3,338	20.22	20.22	67,485	0.83	1.00	1.00	22.10	22.10
2020	8,916	16.56	16.56	147,606	1.77	1.00	1.00	10.40	10.40
2019	8,364	15.00	15.00	125,492	1.83	1.00	1.00	22.45	22.45
2018	8,448	12.25	12.25	103,456	1.68	1.00	1.00	(8.10)	(8.10)
American Century VP Growth Fund
2022	92,921	22.18	28.71	2,389,019	N/A	0.65	1.10	(32.07)	(31.77)
2021	97,778	32.65	33.80	3,618,702	N/A	0.65	1.10	25.72	26.31
2020	110,546	31.03	33.32	3,275,247	0.31	0.65	1.55	32.61	33.82
2019	153,639	23.40	24.90	3,437,231	0.22	0.65	1.55	33.26	34.45
2018	162,936	17.56	18.52	2,751,694	0.11	0.65	1.55	(3.14)	(2.22)
American Century VP Mid Cap Value Fund
2022	86,899	18.01	24.82	1,745,120	2.10	0.65	1.65	(3.02)	(2.01)
2021	103,484	18.57	20.05	2,121,982	0.97	0.65	1.65	20.98	22.26
2020	122,399	15.35	20.73	2,076,366	1.68	0.65	1.65	(0.52)	0.48
2019	131,532	15.43	20.63	2,258,234	1.94	0.65	1.65	26.89	28.14
2018	148,178	12.16	16.10	1,979,512	1.25	0.65	1.65	(14.43)	(13.53)
American Century VP Value Fund
2022	108,360	17.14	23.76	2,004,305	1.92	0.65	1.65	(1.32)	(0.34)
2021	127,385	17.37	23.84	2,374,023	1.58	0.65	1.65	22.24	23.46
2020	130,484	14.21	19.31	1,994,309	2.15	0.65	1.65	(0.84)	0.21
2019	154,267	14.33	19.27	2,416,473	1.95	0.65	1.65	24.83	26.11
2018	151,646	11.48	15.28	1,873,009	1.50	0.65	1.65	(10.73)	(9.91)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Asset Allocation Fund
2022	150,290	14.77	15.69	2,244,749	1.70	0.30	1.15	(14.62)	(13.93)
2021	153,652	17.30	18.23	2,685,038	1.34	0.30	1.15	13.52	14.51
2020	152,658	15.24	15.92	2,344,962	1.47	0.30	1.15	10.84	11.80
2019	147,033	13.75	14.24	2,032,101	1.74	0.30	1.15	19.57	20.58
2018	147,642	11.50	11.81	1,702,651	1.52	0.30	1.15	(5.89)	(5.14)
American Funds Capital Income Builder®
2022	105,604	12.90	13.70	1,377,762	2.56	0.30	1.15	(8.38)	(7.68)
2021	105,832	14.08	14.84	1,505,408	2.48	0.30	1.15	13.37	14.42
2020	110,028	12.42	12.97	1,379,170	2.67	0.30	1.15	2.90	3.76
2019	111,153	12.07	12.50	1,351,606	2.57	0.30	1.15	16.28	17.26
2018	143,319	10.38	10.66	1,495,596	2.68	0.30	1.15	(8.30)	(7.55)
American Funds Capital World Growth and Income Fund
2022	77,636	14.26	18.72	1,204,113	2.13	0.65	1.65	(18.89)	(18.11)
2021	81,992	17.58	18.98	1,565,401	1.29	0.65	1.65	12.55	13.72
2020	105,374	15.62	20.10	1,771,141	1.10	0.65	1.65	6.77	7.83
2019	124,120	14.63	18.64	1,935,564	1.80	0.65	1.65	28.67	29.90
2018	135,152	11.37	14.35	1,614,401	1.31	0.65	1.65	(11.38)	(10.48)
American Funds Global Growth Fund
2022	209,229	16.76	17.81	3,586,859	0.45	0.30	1.15	(25.81)	(25.14)
2021	200,125	22.59	23.79	4,612,381	0.21	0.30	1.15	14.84	15.77
2020	181,512	19.67	20.55	3,641,813	0.16	0.30	1.15	28.65	29.82
2019	166,126	15.29	15.83	2,595,288	1.02	0.30	1.15	33.30	34.49
2018	140,867	11.47	11.77	1,650,898	0.56	0.30	1.15	(10.25)	(9.53)
American Funds Growth Fund
2022	696,227	23.42	22.92	16,713,594	0.10	0.30	1.65	(31.26)	(30.33)
2021	696,380	34.07	32.90	24,138,631	0.06	0.30	1.65	19.71	21.31
2020	765,665	28.46	27.12	22,526,943	0.20	0.30	1.65	49.24	51.25
2019	800,307	19.07	17.93	16,057,838	0.58	0.30	1.65	28.24	30.12
2018	807,042	14.87	13.78	12,778,939	0.26	0.30	1.65	(2.11)	(0.86)
American Funds Growth-Income Fund
2022	679,536	18.57	16.02	12,515,758	1.09	0.30	1.65	(18.09)	(16.95)
2021	665,760	22.67	19.29	14,987,489	0.96	0.30	1.65	21.82	23.42
2020	649,739	18.61	15.63	12,262,732	1.20	0.30	1.65	11.37	12.93
2019	605,331	16.71	13.84	10,451,105	1.59	0.30	1.65	23.78	25.48
2018	537,474	13.50	11.03	7,808,518	1.29	0.30	1.65	(3.64)	(2.30)
American Funds International Fund
2022	182,496	11.90	12.25	2,211,837	1.53	0.30	1.55	(22.22)	(21.27)
2021	179,040	15.30	15.56	2,763,401	2.26	0.30	1.55	(3.23)	(2.02)
2020	187,237	15.81	15.88	2,959,929	0.45	0.30	1.55	11.89	13.35
2019	192,441	14.13	14.01	2,709,584	1.18	0.30	1.55	20.77	22.25
2018	236,906	11.70	11.46	2,737,445	1.56	0.30	1.55	(14.72)	(13.64)
American Funds Managed Risk Asset Allocation Fund
2022	36,629,985	11.97	15.62	505,282,691	2.17	0.75	1.75	(15.47)	(14.64)
2021	42,020,007	14.16	15.82	680,613,990	1.35	0.75	1.75	10.54	11.64
2020	47,882,088	12.81	16.39	696,862,576	1.52	0.75	1.75	4.06	5.13
2019	52,831,615	12.31	15.59	733,564,291	2.34	0.75	1.75	15.91	17.04
2018	57,990,365	10.62	13.32	689,966,996	1.34	0.75	1.75	(6.51)	(5.60)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds New World Fund
2022	109,330	11.63	14.59	1,478,218	1.07	0.30	1.65	(23.49)	(22.52)
2021	118,185	15.20	18.83	2,065,921	0.63	0.30	1.65	2.91	4.32
2020	128,389	14.77	17.72	2,157,363	0.04	0.65	1.65	21.26	22.46
2019	128,456	12.18	14.47	1,766,556	0.82	0.65	1.65	26.74	28.05
2018	134,682	9.61	11.30	1,429,225	0.69	0.65	1.65	(15.70)	(14.85)
American Funds The Bond Fund of America
2022	91,409	10.02	10.13	921,824	2.66	1.00	1.15	(13.70)	(13.57)
2021	99,461	11.61	11.72	1,162,079	1.21	1.00	1.15	(1.78)	(1.60)
2020	100,471	11.82	11.91	1,193,023	2.50	1.00	1.15	8.14	8.27
2019	62,143	10.93	11.00	680,768	2.73	1.00	1.15	7.79	8.06
2018	48,691	10.14	10.18	494,462	2.07	1.00	1.15	(1.93)	(1.93)
American Funds Washington Mutual Investors FundSM
2022	415,673	17.63	18.73	7,408,464	1.78	0.30	1.15	(9.73)	(8.95)
2021	402,990	19.53	20.57	7,944,255	1.35	0.30	1.15	26.08	27.13
2020	345,269	15.49	16.18	5,392,371	1.69	0.30	1.15	7.20	8.16
2019	296,727	14.45	14.96	4,315,422	2.15	0.30	1.15	19.72	20.65
2018	210,851	12.07	12.40	2,558,647	2.24	0.30	1.15	(9.99)	(9.16)
BlackRock Basic Value V.I. Fund
2022	2,470	15.35	15.52	38,187	1.19	1.00	1.15	(6.23)	(6.05)
2021	2,485	16.37	16.52	40,920	1.07	1.00	1.15	20.01	20.15
2020	3,380	13.64	13.75	46,383	2.06	1.00	1.15	1.94	2.08
2019	3,319	13.38	13.47	44,626	2.22	1.00	1.15	22.08	22.34
2018	3,301	10.96	11.01	36,310	1.73	1.00	1.15	(9.20)	(9.01)
BlackRock Capital Appreciation V.I. Fund
2022	72,128	19.69	26.68	1,498,329	N/A	0.65	1.65	(38.81)	(38.23)
2021	69,284	32.18	29.45	2,348,930	N/A	0.65	1.65	18.92	20.11
2020	86,237	27.06	35.96	2,414,894	N/A	0.65	1.65	39.20	40.63
2019	93,118	19.44	25.57	1,928,286	N/A	0.65	1.65	29.43	30.66
2018	114,933	15.02	19.57	1,831,004	N/A	0.65	1.65	0.40	1.45
BlackRock Equity Dividend V.I. Fund
2022	106,134	17.51	23.02	2,116,692	1.43	0.65	1.15	(5.20)	(4.72)
2021	115,823	18.47	24.16	2,455,689	1.27	0.65	1.15	18.93	19.49
2020	138,448	15.53	20.22	2,470,632	1.96	0.65	1.15	2.37	2.90
2019	163,381	15.17	19.65	2,849,696	1.80	0.65	1.15	26.00	26.69
2018	164,431	12.04	15.51	2,296,027	1.67	0.65	1.15	(8.44)	(8.06)
BlackRock Global Allocation V.I. Fund
2022	268,552	13.39	14.64	3,629,956	N/A	0.65	1.55	(17.35)	(16.58)
2021	290,152	16.20	17.55	4,719,446	0.84	0.65	1.55	4.79	5.72
2020	294,750	15.46	16.60	4,500,940	1.22	0.65	1.55	18.83	19.94
2019	341,344	13.01	13.84	4,374,824	1.28	0.65	1.55	15.95	16.99
2018	387,348	11.22	11.83	4,235,752	0.80	0.65	1.55	(9.00)	(8.22)
BlackRock High Yield V.I. Fund
2022	108,581	12.24	12.86	1,350,629	5.07	0.40	1.65	(12.01)	(10.88)
2021	116,401	13.91	14.43	1,636,256	4.26	0.40	1.65	3.42	4.79
2020	109,610	13.18	13.77	1,480,266	5.04	0.40	1.25	5.69	6.58
2019	87,897	12.47	12.92	1,125,558	5.15	0.40	1.25	13.47	14.44
2018	110,941	11.30	11.29	1,241,387	5.23	0.40	1.65	(4.48)	(3.26)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Managed Volatility V.I. Fund
2022	1,384,850	10.43	10.88	14,960,329	N/A	0.65	1.55	4.30	5.22
2021	1,767,384	10.00	10.34	18,167,369	0.67	0.65	1.55	(1.09)	(0.19)
2020	1,874,388	10.11	10.36	19,329,094	3.70	0.65	1.55	1.71	2.57
2019	1,967,580	9.94	10.10	19,811,671	3.13	0.65	1.55	0.30	1.20
2018	1,977,130	9.91	9.98	19,703,737	1.53	0.65	1.55	(0.90)	(0.20)
BlackRock S&P 500 Index V.I. Fund Class II
2022	343,240	19.21	20.41	6,655,607	1.47	0.30	1.15	(19.29)	(18.59)
2021	331,960	23.80	25.07	7,961,515	1.20	0.30	1.15	26.87	27.91
2020	326,949	18.76	19.60	6,169,510	1.81	0.30	1.15	16.67	17.72
2019	330,477	16.08	16.65	5,335,413	2.57	0.30	1.15	29.68	30.79
2018	208,892	12.40	12.73	2,597,994	1.26	0.30	1.15	(5.85)	(5.07)
BlackRock S&P 500 Index V.I. Fund Class III
2022	123,062	14.57	14.88	1,818,010	0.97	0.65	1.10	(19.32)	(18.95)
2021	182,712	18.06	18.36	3,331,349	0.95	0.65	1.10	26.83	27.41
2020	241,941	14.06	14.41	3,470,604	1.47	0.65	1.55	16.10	17.15
2019	239,953	12.21	12.30	2,942,572	2.16	0.65	1.10	29.62	30.16
2018	209,875	9.42	9.45	1,981,085	0.87	0.65	1.10	(5.80)	(5.50)
BlackRock Total Return V.I. Fund
2022	102,415	9.65	9.76	998,651	2.05	0.65	1.15	(15.20)	(14.83)
2021	105,368	11.38	11.46	1,210,270	1.39	0.65	1.15	(2.82)	(2.39)
2020	147,871	11.71	11.74	1,744,987	1.87	0.65	1.15	7.33	7.90
2019	120,967	10.91	10.88	1,328,009	2.62	0.65	1.15	7.81	8.47
2018	121,000	10.12	10.03	1,228,995	2.47	0.65	1.15	(1.84)	(1.38)
BlackRock U.S. Government Bond V.I. Fund
2022	48,497	8.63	9.41	449,690	1.18	0.75	1.75	(14.89)	(14.06)
2021	80,378	10.14	10.95	865,241	0.83	0.75	1.75	(3.52)	(2.58)
2020	116,435	10.51	11.24	1,292,405	1.47	0.75	1.75	4.16	5.24
2019	47,543	10.09	10.68	497,021	1.94	0.75	1.75	4.34	5.33
2018	14,802	9.67	10.04	146,814	1.82	0.75	1.75	(1.83)	(0.79)
Calvert VP EAFE International Index Portfolio
2022	27,081	12.03	12.65	330,220	3.66	0.65	1.15	(15.76)	(15.27)
2021	25,312	14.28	14.93	365,892	1.77	0.65	1.15	9.43	9.94
2020	69,525	13.05	13.58	933,964	3.37	0.65	1.15	6.36	6.85
2019	69,589	12.27	12.71	875,998	3.14	0.65	1.15	19.59	20.25
2018	43,688	10.26	10.57	450,405	2.49	0.65	1.15	(14.78)	(14.41)
Calvert VP Investment Grade Bond Index Portfolio
2022	28,276	8.95	9.57	270,160	2.62	0.75	1.75	(14.27)	(13.39)
2021	33,800	10.44	11.05	373,997	2.48	0.75	1.75	(3.78)	(2.81)
2020	33,358	10.85	11.37	380,930	2.89	0.75	1.75	5.24	6.36
2019	29,823	10.31	10.69	321,387	3.25	0.75	1.75	6.29	7.33
2018	29,521	9.70	9.96	297,237	3.23	0.75	1.75	(2.32)	(1.39)
Calvert VP Nasdaq 100 Index Portfolio
2022	134,553	22.33	23.72	3,037,365	0.20	0.40	1.25	(33.64)	(33.09)
2021	130,254	33.65	35.45	4,424,497	0.29	0.40	1.25	25.00	26.07
2020	130,184	26.92	27.13	3,532,043	0.45	1.10	1.25	45.99	46.25
2019	132,534	18.44	18.55	2,458,776	0.53	1.10	1.25	36.69	36.90
2018	129,028	13.49	13.55	1,748,255	0.55	1.10	1.25	(1.96)	(1.81)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Calvert VP Russell 2000® Small Cap Index Portfolio
2022	122,442	14.93	15.65	1,873,866	0.99	0.65	1.15	(21.54)	(21.20)
2021	114,049	19.03	19.86	2,216,018	0.76	0.65	1.15	13.00	13.55
2020	123,163	16.84	17.49	2,114,831	1.09	0.65	1.15	18.01	18.66
2019	135,335	14.27	14.74	1,965,955	1.12	0.65	1.15	23.44	23.97
2018	86,402	11.56	11.89	1,009,942	1.04	0.65	1.15	(12.49)	(11.99)
Calvert VP S&P MidCap 400 Index Portfolio
2022	98,085	16.96	18.02	1,671,427	1.14	0.30	1.15	(14.52)	(13.78)
2021	95,884	19.84	20.90	1,905,490	0.85	0.30	1.15	22.77	23.82
2020	104,710	16.16	16.88	1,688,355	1.24	0.30	1.15	11.83	12.76
2019	112,791	14.45	14.97	1,618,281	1.30	0.30	1.15	24.14	25.17
2018	82,505	11.64	11.96	954,702	1.52	0.30	1.15	(12.61)	(11.80)
Delaware Ivy VIP Core Equity
2022	528	18.95	18.95	10,013	0.22	1.00	1.00	(18.14)	(18.14)
2021	550	23.15	23.15	12,722	0.54	1.00	1.00	27.69	27.69
2020	555	18.13	18.13	10,068	0.53	1.00	1.00	20.31	20.31
2019	544	15.07	15.07	8,195	0.57	1.00	1.00	29.80	29.80
2018	549	11.61	11.61	6,373	0.56	1.00	1.00	(5.53)	(5.53)
Delaware Ivy VIP International Core Equity
2022	115,244	11.82	11.82	1,362,428	2.24	1.00	1.00	(15.15)	(15.15)
2021	123,196	13.93	13.93	1,716,539	1.05	1.00	1.00	12.98	12.98
2020	127,256	12.33	12.33	1,568,555	2.34	1.00	1.00	6.11	6.11
2019	131,392	11.54	11.62	1,526,137	1.56	1.00	1.15	17.28	17.61
2018	136,863	9.84	9.88	1,352,765	1.58	1.00	1.15	(18.74)	(18.68)
Delaware Ivy VIP Value
2022	409	17.19	17.19	7,029	1.32	1.00	1.00	(5.96)	(5.96)
2021	409	18.28	18.28	7,473	1.87	1.00	1.00	29.92	29.92
2020	409	14.07	14.07	5,754	1.97	1.00	1.00	0.93	0.93
2019	409	13.94	13.94	5,706	0.80	1.00	1.00	25.13	25.13
2018	409	11.14	11.14	4,562	2.33	1.00	1.00	(8.16)	(8.16)
Delaware VIP Real Estate Securities (a)
2022	770	13.18	13.86	10,364	1.35	0.30	1.00	(25.70)	(25.12)
2021	2,706	17.74	18.51	48,236	0.92	0.30	1.00	42.26	43.27
2020	2,661	12.47	12.47	33,176	1.74	1.00	1.00	(4.08)	(4.08)
2019	2,772	13.00	13.00	36,039	1.58	1.00	1.00	23.22	23.22
2018	2,754	10.55	10.55	29,062	1.61	1.00	1.00	(6.55)	(6.55)
DFA VA Global Bond Portfolio
2022	27,042	9.30	9.30	251,455	1.69	1.35	1.35	(7.55)	(7.55)
2021	24,500	10.06	10.06	246,518	0.69	1.35	1.35	(2.42)	(2.42)
2020	29,477	10.25	10.31	303,790	0.02	1.35	1.50	0.00	0.10
2019	37,191	10.25	10.30	382,888	2.78	1.35	1.50	2.60	2.79
2018	30,551	9.99	10.02	305,992	0.83	1.35	1.50	0.20	0.40
DFA VA International Value Portfolio
2022	18,735	11.65	11.65	218,324	3.96	1.35	1.35	(4.74)	(4.74)
2021	18,843	12.23	12.23	230,540	3.68	1.35	1.35	16.48	16.48
2020	25,006	10.44	10.50	262,538	2.36	1.35	1.50	(3.24)	(3.05)
2019	31,755	10.79	10.83	343,982	3.67	1.35	1.50	14.18	14.24
2018	28,458	9.45	9.48	269,684	0.44	1.35	1.50	(18.32)	(18.21)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
DFA VA US Large Value Portfolio
2022	48,205	13.82	13.93	671,256	2.29	1.35	1.50	(6.24)	(6.20)
2021	45,061	14.74	14.85	668,662	1.73	1.35	1.50	25.13	25.32
2020	44,923	11.78	11.85	532,149	2.23	1.35	1.50	(2.89)	(2.63)
2019	45,408	12.13	12.17	552,787	2.13	1.35	1.50	23.90	24.06
2018	47,388	9.79	9.81	464,823	1.01	1.35	1.50	(13.36)	(13.34)
DFA VA US Targeted Value Portfolio
2022	14,961	14.61	14.61	218,566	1.38	1.35	1.35	(5.50)	(5.50)
2021	13,117	15.46	15.46	202,773	1.22	1.35	1.35	37.79	37.79
2020	20,266	11.16	11.22	227,338	1.71	1.35	1.50	2.48	2.65
2019	26,965	10.89	10.93	294,824	1.49	1.35	1.50	20.73	20.91
2018	27,104	9.02	9.04	245,082	0.14	1.35	1.50	(17.10)	(17.06)
FT VIP Franklin Global Real Estate VIP Fund
2022	2,619	10.72	11.27	29,305	2.41	0.40	1.10	(26.88)	(26.39)
2021	2,619	14.66	15.31	39,833	1.26	0.40	1.10	25.41	26.32
2020	6,561	11.60	11.69	76,722	3.21	1.10	1.25	(6.60)	(6.48)
2019	5,512	12.42	12.50	68,866	2.69	1.10	1.25	20.82	21.12
2018	6,539	10.28	10.32	67,472	2.68	1.10	1.25	(7.89)	(7.86)
FT VIP Franklin Income VIP Fund
2022	208,500	13.22	14.61	2,807,368	5.22	0.30	1.65	(7.16)	(5.86)
2021	286,415	14.24	15.52	4,078,907	4.46	0.30	1.65	14.75	16.25
2020	300,552	12.41	13.35	3,698,060	6.38	0.30	1.65	(1.12)	0.23
2019	421,996	12.55	13.32	5,164,264	6.07	0.30	1.65	14.19	15.73
2018	267,522	10.99	11.51	2,881,455	4.67	0.30	1.65	(5.99)	(4.72)
FT VIP Franklin Mutual Global Discovery VIP Fund
2022	5,824	13.35	13.35	77,776	1.57	1.00	1.00	(5.85)	(5.85)
2021	4,079	14.18	14.18	57,818	2.52	1.00	1.00	17.87	17.87
2020	4,091	12.03	12.03	49,226	2.22	1.00	1.00	(5.50)	(5.50)
2019	4,102	12.73	12.73	52,233	1.46	1.00	1.00	23.00	23.00
2018	4,101	10.30	10.35	42,436	1.88	1.00	1.15	(12.34)	(12.21)
FT VIP Franklin Mutual Shares VIP Fund
2022	105,015	12.40	16.93	1,623,746	1.84	0.65	1.65	(8.96)	(8.04)
2021	111,920	13.62	18.41	1,877,479	2.73	0.65	1.65	17.11	18.24
2020	126,224	11.63	15.57	1,808,426	2.82	0.65	1.65	(6.74)	(5.75)
2019	138,789	12.47	16.52	2,123,888	1.57	0.65	1.65	20.48	21.65
2018	165,207	10.35	13.58	2,090,172	2.25	0.65	1.65	(10.70)	(9.77)
FT VIP Franklin Rising Dividends VIP Fund
2022	105,266	20.13	21.64	2,360,874	0.81	0.30	1.65	(12.13)	(10.95)
2021	117,204	22.91	24.30	2,952,797	0.89	0.30	1.65	24.58	26.23
2020	141,132	18.39	19.25	2,850,965	1.20	0.30	1.65	13.94	15.48
2019	147,325	16.14	16.67	2,601,722	1.25	0.30	1.65	26.99	28.83
2018	149,872	12.71	12.94	2,084,849	1.26	0.30	1.65	(6.68)	(5.48)
FT VIP Franklin Small Cap Value VIP Fund
2022	71,670	15.20	20.96	1,237,536	0.88	0.65	1.65	(11.58)	(10.69)
2021	81,824	17.19	18.56	1,577,772	0.90	0.65	1.65	23.14	24.31
2020	99,314	13.96	18.87	1,558,392	1.37	0.65	1.65	3.41	4.43
2019	104,512	13.50	18.07	1,586,033	0.96	0.65	1.65	24.08	25.40
2018	120,012	10.88	14.41	1,452,668	0.74	0.65	1.65	(14.40)	(13.56)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Strategic Income VIP Fund
2022	99,332	9.23	10.49	1,001,434	3.99	0.65	1.65	(12.35)	(11.48)
2021	130,646	10.59	11.37	1,479,807	3.27	0.65	1.65	0.38	1.43
2020	166,434	10.49	11.68	1,837,694	4.69	0.65	1.65	1.65	2.64
2019	138,604	10.32	11.38	1,494,347	5.25	0.65	1.65	6.17	7.26
2018	102,072	9.72	10.61	1,033,522	2.36	0.65	1.65	(3.86)	(2.93)
FT VIP Templeton Foreign Securities Fund
2022	88,864	10.20	10.42	900,512	2.87	0.65	1.15	(8.77)	(8.36)
2021	88,661	11.18	11.37	983,002	1.67	0.65	1.15	2.85	3.46
2020	91,017	10.24	10.99	971,445	3.27	0.65	1.55	(2.85)	(1.96)
2019	87,659	10.54	11.21	956,499	1.47	0.65	1.55	10.83	11.76
2018	101,432	9.51	10.03	980,465	2.39	0.65	1.55	(16.87)	(16.07)
FT VIP Templeton Global Bond Securities Fund
2022	294,403	8.06	9.03	2,457,650	N/A	0.65	1.10	(6.17)	(5.64)
2021	358,905	8.98	9.57	3,179,837	N/A	0.65	1.15	(6.07)	(5.71)
2020	363,208	9.56	10.15	3,418,681	7.89	0.65	1.15	(6.46)	(5.93)
2019	420,299	10.22	10.79	4,221,913	6.57	0.65	1.15	0.69	1.22
2018	397,241	9.54	10.66	3,964,035	N/A	0.65	1.55	0.32	1.23
FT VIP Templeton Growth Securities Fund
2022	58,586	10.06	13.14	716,500	0.09	0.65	1.10	(12.60)	(12.17)
2021	58,424	11.51	14.96	810,730	0.96	0.65	1.10	3.79	4.18
2020	64,156	11.09	14.36	854,630	2.95	0.65	1.10	4.43	4.97
2019	72,816	10.15	13.68	930,458	2.72	0.65	1.65	13.03	14.19
2018	92,636	8.98	11.98	1,016,092	1.85	0.65	1.65	(16.23)	(15.46)
Global Atlantic American Funds® Managed Risk Portfolio
2022	13,230,699	11.64	13.84	172,707,975	1.89	0.65	1.65	(17.27)	(16.48)
2021	14,845,510	14.56	16.09	232,575,883	1.10	0.65	1.65	9.31	10.36
2020	16,297,050	12.87	15.01	231,782,971	1.44	0.65	1.65	8.61	9.80
2019	17,796,931	11.85	13.67	230,883,738	1.74	0.65	1.65	14.83	15.95
2018	19,355,564	10.32	11.79	216,922,311	1.26	0.65	1.65	(6.27)	(5.38)
Global Atlantic Balanced Managed Risk Portfolio
2022	7,541,521	10.74	12.60	89,494,429	0.85	0.65	1.65	(16.49)	(15.61)
2021	8,474,185	13.47	14.54	119,407,795	0.88	0.65	1.65	7.25	8.27
2020	6,302,272	11.99	13.78	82,783,464	1.62	0.65	1.65	6.96	8.08
2019	6,848,169	11.21	12.75	83,406,035	1.55	0.65	1.65	12.44	13.54
2018	7,613,253	9.97	11.23	81,758,766	1.19	0.65	1.65	(7.17)	(6.26)
Global Atlantic Blackrock Selects Managed Risk Portfolio
2022	15,841,858	10.07	11.86	176,983,135	3.32	0.65	1.65	(16.91)	(16.01)
2021	17,687,819	13.34	13.48	235,614,495	1.34	0.65	1.65	8.54	9.68
2020	19,889,373	11.16	12.87	241,795,408	1.55	0.65	1.65	8.98	10.09
2019	22,056,429	10.24	11.69	243,797,003	0.49	0.65	1.65	13.40	14.50
2018	25,017,622	9.03	10.21	241,733,071	1.71	0.65	1.65	(9.34)	(8.43)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
2022	15,307,643	12.80	15.10	216,826,778	0.70	0.35	1.70	(13.80)	(12.62)
2021	17,464,564	15.49	17.28	284,657,139	0.82	0.35	1.70	14.91	16.44
2020	19,548,150	12.92	14.84	275,123,900	1.39	0.35	1.70	5.73	7.15
2019	22,139,100	12.22	13.85	292,260,386	1.23	0.35	1.70	18.30	20.02
2018	23,894,453	10.33	11.54	264,211,414	0.95	0.35	1.70	(7.35)	(6.18)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Growth Managed Risk Portfolio
2022	25,141,825	11.20	12.93	312,975,360	0.87	0.70	1.70	(15.98)	(15.16)
2021	28,172,885	14.40	15.12	414,253,942	0.79	0.70	1.70	12.76	13.94
2020	31,863,307	11.82	13.38	412,251,295	1.48	0.70	1.70	5.16	6.27
2019	35,382,486	11.24	12.59	431,471,240	1.37	0.70	1.70	15.16	16.25
2018	40,321,048	9.76	10.83	423,487,524	1.02	0.70	1.70	(8.96)	(7.99)
Global Atlantic Moderate Growth Managed Risk Portfolio
2022	8,424,832	11.10	12.79	104,109,200	0.95	0.65	1.65	(16.79)	(15.97)
2021	9,586,950	13.34	15.22	141,165,551	0.90	0.65	1.65	10.07	11.26
2020	10,642,057	12.12	13.68	141,169,989	1.50	0.65	1.65	6.32	7.38
2019	11,575,974	11.40	12.74	143,219,361	1.43	0.65	1.65	14.11	15.19
2018	12,637,726	9.99	11.06	135,965,879	1.08	0.65	1.65	(8.10)	(7.14)
Global Atlantic Select Advisor Managed Risk Portfolio
2022	6,041,556	11.56	13.72	78,925,507	1.11	0.70	1.70	(17.37)	(16.49)
2021	6,729,751	14.61	16.06	105,530,252	1.20	0.70	1.70	11.44	12.54
2020	7,740,223	12.56	14.61	108,087,109	1.79	0.70	1.70	4.84	5.87
2019	8,656,989	11.98	13.80	114,363,467	1.13	0.70	1.70	17.91	19.17
2018	9,704,195	10.16	11.58	107,785,968	0.93	0.70	1.70	(7.64)	(6.69)
Global Atlantic Wellington Research Managed Risk Portfolio
2022	26,132,387	12.04	13.58	354,453,231	0.11	0.30	1.65	(18.48)	(17.35)
2021	29,379,776	15.10	16.43	485,256,723	0.57	0.30	1.65	10.54	12.07
2020	30,645,911	13.36	16.09	455,767,858	0.93	0.65	1.65	9.33	10.43
2019	33,205,730	12.22	14.57	448,463,815	0.93	0.65	1.65	17.39	18.55
2018	36,332,745	10.41	12.29	414,883,003	0.66	0.65	1.65	(6.64)	(5.68)
Goldman Sachs VIT Core Fixed Income Fund
2022	166,934	9.55	9.65	1,610,371	1.45	1.15	1.30	(15.34)	(15.28)
2021	170,830	11.28	11.39	1,944,691	1.13	1.15	1.30	(3.51)	(3.31)
2020	180,918	11.69	11.78	2,130,943	2.00	1.15	1.30	7.94	8.17
2019	184,925	10.83	10.89	2,014,091	2.54	1.15	1.30	7.65	7.72
2018	194,677	10.06	10.11	1,967,729	3.42	1.15	1.30	(2.14)	(1.94)
Goldman Sachs VIT High Quality Floating Rate Fund (b)
2022	—	9.80	10.15	—	0.12	0.65	1.15	(0.71)	(0.59)
2021	14,523	9.87	10.21	144,793	0.03	0.65	1.15	(1.20)	(0.68)
2020	12,938	9.99	10.28	130,410	0.56	0.65	1.15	(0.79)	(0.29)
2019	12,657	10.07	10.31	128,374	1.73	0.65	1.15	0.70	1.18
2018	35,620	10.00	10.19	356,932	1.91	0.65	1.15	0.20	0.79
Goldman Sachs VIT International Equity Insights Fund
2022	13,079	11.49	11.82	154,530	2.87	0.65	1.00	(14.57)	(14.22)
2021	14,917	13.45	13.78	205,067	2.66	0.65	1.00	10.70	11.04
2020	13,127	12.41	12.41	162,877	1.41	0.65	0.65	5.89	5.89
2019	12,780	11.72	11.72	149,797	2.39	0.65	0.65	17.43	17.43
2018	10,727	9.98	9.98	107,044	1.60	0.65	0.65	(17.11)	(17.11)
Goldman Sachs VIT Mid Cap Growth Fund (a)
2022	5,246	18.06	18.25	95,369	N/A	1.00	1.15	(27.12)	(27.03)
2021	5,318	24.78	25.01	132,556	N/A	1.00	1.15	10.18	10.37
2020	3,929	22.49	22.66	88,999	N/A	1.00	1.15	42.70	42.88
2019	3,615	15.76	15.86	57,312	N/A	1.00	1.15	32.55	32.72
2018	5,324	11.89	11.95	63,511	N/A	1.00	1.15	(5.48)	(5.31)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Mid Cap Value Fund
2022	10,771	16.63	16.80	180,989	0.36	1.00	1.15	(11.21)	(11.16)
2021	14,551	18.73	18.91	275,096	0.22	1.00	1.15	29.08	29.25
2020	13,444	14.51	14.63	196,604	0.46	1.00	1.15	6.93	7.18
2019	13,201	13.57	13.65	180,217	0.57	1.00	1.15	29.73	29.88
2018	13,351	10.46	10.51	140,354	0.24	1.00	1.15	(11.73)	(11.61)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2022	7,509	9.46	9.84	71,588	3.41	0.65	1.10	(7.62)	(7.17)
2021	7,531	10.24	10.60	77,666	1.31	0.65	1.10	3.43	3.92
2020	7,552	9.90	10.20	75,167	1.67	0.65	1.10	5.43	5.92
2019	10,363	9.39	9.63	97,828	2.48	0.65	1.10	7.44	7.96
2018	10,991	8.74	8.92	96,473	2.15	0.65	1.10	(8.10)	(7.76)
Goldman Sachs VIT Small Cap Equity Insights Fund
2022	34,750	15.10	15.26	529,945	0.09	1.00	1.15	(20.53)	(20.44)
2021	36,406	19.00	19.18	697,847	0.24	1.00	1.15	22.11	22.32
2020	29,518	15.56	15.68	462,713	N/A	1.00	1.15	7.09	7.25
2019	26,598	14.62	14.62	388,823	0.22	1.00	1.00	23.27	23.27
2018	26,747	11.86	11.86	317,130	0.21	1.00	1.00	(9.74)	(9.74)
Goldman Sachs VIT Trend Driven Allocation Fund
2022	41,937	11.48	11.44	480,836	N/A	0.65	1.00	(19.94)	(19.72)
2021	43,560	14.34	14.25	623,126	N/A	0.65	1.00	15.00	15.38
2020	33,298	12.47	12.35	414,316	0.19	0.65	1.00	3.06	3.43
2019	56,442	12.10	11.94	677,880	1.70	0.65	1.00	10.81	11.28
2018	31,870	10.51	10.73	346,809	0.60	0.65	1.10	(5.40)	(4.96)
Goldman Sachs VIT U.S. Equity Insights Fund
2022	145,211	18.00	18.00	2,614,311	0.58	1.00	1.00	(20.70)	(20.70)
2021	158,340	22.70	22.70	3,594,851	0.58	1.00	1.00	27.82	27.82
2020	160,845	17.76	17.76	2,856,750	0.64	1.00	1.00	16.15	16.15
2019	175,631	15.29	15.29	2,685,594	1.07	1.00	1.00	23.71	23.71
2018	173,476	12.36	12.36	2,144,691	0.95	1.00	1.00	(7.35)	(7.35)
Hartford Capital Appreciation HLS Fund
2022	89,474	16.87	24.27	1,792,317	0.68	0.70	1.70	(16.90)	(16.11)
2021	103,109	20.30	21.92	2,438,148	0.22	0.70	1.70	12.53	13.69
2020	114,387	18.04	25.45	2,374,802	0.68	0.70	1.70	19.55	20.79
2019	130,096	15.09	21.07	2,289,769	0.77	0.70	1.70	28.75	30.06
2018	227,188	11.72	16.20	2,876,359	0.64	0.70	1.70	(8.72)	(7.85)
Hartford Disciplined Equity HLS Fund
2022	43,161	11.10	11.33	487,480	0.78	0.65	1.55	(20.49)	(19.76)
2021	47,337	13.96	14.12	666,437	0.33	0.65	1.55	23.32	24.41
2020	48,680	11.32	11.35	552,130	0.17	0.65	1.55	13.20	13.50
Hartford Dividend and Growth HLS Fund
2022	79,830	19.60	27.44	1,999,527	1.39	0.65	1.65	(10.62)	(9.74)
2021	95,209	21.93	30.40	2,622,560	1.00	0.65	1.65	29.53	30.81
2020	116,278	16.93	23.24	2,436,445	1.89	0.65	1.65	5.68	6.75
2019	102,535	16.02	21.77	2,015,375	1.41	0.65	1.65	26.24	27.46
2018	166,749	12.69	17.08	2,428,822	1.61	0.65	1.65	(7.10)	(6.15)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Hartford International Opportunities HLS Fund
2022	57,685	13.51	14.77	767,140	1.29	0.65	1.55	(19.58)	(18.85)
2021	64,472	16.80	18.20	1,046,087	0.74	0.65	1.55	5.93	6.87
2020	67,913	15.86	17.03	1,033,469	1.61	0.65	1.55	18.18	19.26
2019	76,678	13.42	14.28	980,218	1.75	0.65	1.55	24.26	25.37
2018	62,631	10.80	11.39	667,198	1.68	0.65	1.55	(20.24)	(19.51)
Hartford Total Return Bond HLS Fund
2022	185,442	9.62	10.57	1,912,261	2.61	0.70	1.70	(15.84)	(14.96)
2021	242,552	11.28	12.34	2,931,110	2.20	0.70	1.70	(2.84)	(1.83)
2020	294,591	11.61	12.67	3,607,953	3.25	0.70	1.70	6.91	7.92
2019	290,834	10.86	11.74	3,319,103	4.21	0.70	1.70	8.38	9.62
2018	209,597	10.02	10.71	2,194,403	3.45	0.70	1.70	(2.53)	(1.65)
Invesco Oppenheimer V.I. International Growth Fund
2022	15,523	11.38	12.09	179,382	N/A	0.30	1.15	(27.97)	(27.34)
2021	14,448	15.80	16.64	231,516	N/A	0.30	1.15	8.89	9.76
2020	14,667	14.51	14.62	214,201	0.62	1.00	1.15	19.62	19.84
2019	17,375	12.13	12.20	211,830	0.76	1.00	1.15	26.49	26.69
2018	17,057	9.59	9.63	164,122	0.62	1.00	1.15	(20.48)	(20.41)
Invesco V.I. Balanced-Risk Allocation Fund
2022	108,674	11.48	13.17	1,337,541	6.95	0.30	1.65	(15.96)	(14.81)
2021	127,630	13.66	15.46	1,851,697	3.02	0.30	1.65	7.47	8.95
2020	132,062	12.71	14.19	1,768,621	8.16	0.30	1.65	8.17	9.66
2019	224,310	11.75	12.94	2,785,907	N/A	0.30	1.65	13.09	14.51
2018	138,934	10.39	11.30	1,506,183	1.27	0.30	1.65	(8.30)	(7.00)
Invesco V.I. Comstock Fund
2022	49,599	18.05	18.05	895,023	1.80	1.00	1.00	(0.11)	(0.11)
2021	29,043	18.07	18.07	524,908	1.70	1.00	1.00	31.71	31.71
2020	6,429	13.72	13.72	88,217	2.25	1.00	1.00	(2.07)	(2.07)
2019	5,662	14.01	14.01	79,333	1.72	1.00	1.00	23.65	23.65
2018	5,662	11.33	11.33	64,135	1.45	1.00	1.00	(13.25)	(13.25)
Invesco V.I. Core Equity Fund
2022	30,941	14.04	19.25	564,097	0.59	0.65	1.65	(22.04)	(21.27)
2021	36,348	18.01	24.45	814,515	0.45	0.65	1.65	25.33	26.55
2020	34,553	14.37	19.32	610,837	1.13	0.65	1.65	11.66	12.85
2019	33,681	12.87	17.12	526,895	0.16	0.65	1.65	26.55	27.86
2018	39,654	10.17	13.39	488,741	N/A	0.65	1.65	(11.02)	(10.19)
Invesco V.I. Discovery Mid Cap Growth Fund
2022	21,709	18.50	19.11	404,414	N/A	0.65	1.00	(31.81)	(31.58)
2021	21,827	27.13	27.93	595,838	N/A	0.65	1.00	17.60	18.05
2020	22,744	23.07	23.66	527,510	N/A	0.65	1.00	38.81	39.34
2019	24,080	16.62	16.98	402,334	N/A	0.65	1.00	37.70	38.05
2018	23,250	12.07	12.30	282,131	N/A	0.65	1.00	(7.30)	(6.89)
Invesco V.I. Equity and Income Fund
2022	37,180	14.97	15.13	562,214	1.42	1.00	1.15	(8.72)	(8.64)
2021	42,528	16.40	16.56	703,897	1.56	1.00	1.15	16.98	17.20
2020	48,175	14.02	14.13	680,537	2.29	1.00	1.15	8.35	8.53
2019	47,646	12.94	13.02	620,023	2.38	1.00	1.15	18.72	18.90
2018	46,379	10.90	10.95	508,062	1.89	1.00	1.15	(10.80)	(10.69)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. EQV International Equity Fund (a)
2022	89,260	11.23	13.58	1,168,554	1.49	0.65	1.10	(19.38)	(19.02)
2021	88,746	13.93	16.77	1,432,345	1.07	0.65	1.10	4.50	4.88
2020	94,185	14.89	15.99	1,454,911	2.11	0.65	1.55	12.04	13.00
2019	99,727	13.29	14.15	1,367,156	1.27	0.65	1.55	26.21	27.48
2018	115,598	10.53	11.10	1,248,070	1.69	0.65	1.55	(16.49)	(15.78)
Invesco V.I. Global Fund
2022	18,834	14.15	14.30	268,890	N/A	1.00	1.15	(32.68)	(32.61)
2021	5,982	21.02	21.22	126,436	N/A	1.00	1.15	13.87	14.02
2020	8,029	18.46	18.61	149,041	0.42	1.00	1.15	25.84	26.08
2019	7,781	14.67	14.76	114,613	0.80	1.00	1.15	29.94	30.16
2018	4,076	11.29	11.34	46,200	0.83	1.00	1.15	(14.34)	(14.29)
Invesco V.I. Global Real Estate Fund
2022	21,337	9.65	9.88	209,662	2.47	0.65	1.00	(25.94)	(25.66)
2021	24,189	13.03	13.29	319,941	2.28	0.65	1.00	24.21	24.67
2020	31,988	10.49	10.66	338,981	4.89	0.65	1.00	(13.45)	(13.12)
2019	29,087	12.12	12.27	355,373	3.38	0.65	1.00	21.44	21.85
2018	30,305	9.94	10.07	304,486	3.75	0.65	1.15	(7.36)	(6.93)
Invesco V.I. Government Money Market Fund
2022	613,444	9.27	10.08	5,955,649	1.32	0.75	1.75	(0.32)	0.70
2021	686,160	9.46	9.87	6,688,489	0.01	0.75	1.75	(1.77)	(0.70)
2020	479,611	9.63	10.09	4,732,333	0.29	0.75	1.75	(1.43)	(0.39)
2019	511,309	9.77	10.13	5,069,520	1.85	0.75	1.75	0.10	1.10
2018	514,302	9.42	10.02	5,022,271	1.44	0.75	1.75	(0.21)	0.80
Invesco V.I. Main Street Mid Cap Fund®
2022	41,152	13.82	18.64	646,003	0.07	0.65	1.65	(15.89)	(15.00)
2021	47,199	16.43	21.93	873,714	0.24	0.65	1.65	20.90	22.04
2020	55,144	13.59	17.97	835,834	0.49	0.65	1.65	7.09	8.25
2019	63,774	12.69	16.60	890,919	0.23	0.65	1.65	23.08	24.25
2018	75,877	10.31	13.36	852,110	0.11	0.65	1.65	(13.07)	(12.22)
Invesco V.I. Main Street Small Cap Fund®
2022	19,761	16.96	17.46	339,434	0.24	0.65	1.15	(16.98)	(16.62)
2021	21,523	20.43	20.94	444,249	0.20	0.65	1.15	20.82	21.46
2020	17,104	16.91	17.24	291,816	0.38	0.65	1.15	18.25	18.90
2019	14,467	14.30	14.50	208,327	N/A	0.65	1.15	24.78	25.32
2018	11,870	11.46	11.57	136,729	0.06	0.65	1.15	(11.57)	(11.14)
Invesco V.I. Small Cap Equity Fund
2022	45,309	14.34	19.08	763,757	N/A	0.65	1.65	(22.02)	(21.25)
2021	52,817	18.39	19.85	1,117,210	0.00	0.65	1.65	18.11	19.29
2020	57,566	15.57	20.31	1,026,447	0.03	0.65	1.65	24.86	26.07
2019	64,948	12.47	16.11	910,099	N/A	0.65	1.65	24.20	25.47
2018	84,589	10.04	12.84	939,376	N/A	0.65	1.65	(16.68)	(15.80)
Lord Abbett Bond Debenture Portfolio
2022	274,057	11.10	12.40	3,282,084	4.23	0.30	1.65	(14.22)	(13.04)
2021	317,442	12.94	14.26	4,404,110	2.90	0.30	1.65	1.57	2.96
2020	318,097	12.74	13.85	4,312,528	4.05	0.30	1.65	5.55	6.95
2019	288,365	12.07	12.95	3,677,427	4.04	0.30	1.65	11.55	13.00
2018	308,246	10.82	11.46	3,497,055	4.49	0.30	1.65	(5.67)	(4.26)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Lord Abbett Fundamental Equity Portfolio
2022	70,864	18.67	20.41	1,396,394	1.07	0.65	1.55	(13.36)	(12.55)
2021	74,547	21.55	23.34	1,679,600	0.80	0.65	1.55	25.36	26.44
2020	94,082	17.19	18.46	1,681,110	1.27	0.65	1.55	0.23	1.15
2019	88,085	17.15	18.25	1,554,575	1.25	0.65	1.55	19.60	20.70
2018	98,698	14.34	15.12	1,447,716	1.43	0.65	1.55	(9.53)	(8.75)
Lord Abbett Growth Opportunities Portfolio
2022	32,063	19.79	21.64	583,684	N/A	0.65	1.55	(33.59)	(32.96)
2021	43,778	29.80	25.67	1,184,888	N/A	0.65	1.55	4.82	5.77
2020	63,957	28.43	30.52	1,604,854	N/A	0.65	1.55	37.28	38.48
2019	65,077	20.71	22.04	1,188,645	N/A	0.65	1.55	34.22	35.46
2018	61,559	15.43	16.27	856,428	N/A	0.65	1.55	(4.40)	(3.50)
Lord Abbett Mid Cap Stock Portfolio
2022	22,424	13.86	14.01	314,063	0.92	1.00	1.15	(12.22)	(12.11)
2021	19,022	15.79	15.94	303,069	0.58	1.00	1.15	27.24	27.42
2020	6,610	12.41	12.51	82,600	1.14	1.00	1.15	1.31	1.46
2019	6,187	12.25	12.33	76,199	0.60	1.00	1.15	21.29	21.48
2018	18,497	10.10	10.15	187,732	1.72	1.00	1.15	(16.04)	(15.91)
Lord Abbett Short Duration Income Portfolio
2022	74,956	10.15	10.79	774,279	1.47	0.30	1.15	(6.19)	(5.35)
2021	159,409	10.82	11.40	1,743,509	2.36	0.30	1.15	(0.55)	0.35
2020	141,791	10.88	11.04	1,554,999	2.58	0.65	1.15	1.97	2.51
2019	117,612	10.67	10.77	1,261,628	5.15	0.65	1.15	3.89	4.36
2018	13,888	10.27	10.32	142,962	0.31	0.65	1.15	0.00	0.49
MFS® Blended Research® Core Equity Portfolio
2022	9,746	17.92	17.92	174,660	0.90	1.00	1.00	(17.04)	(17.04)
2021	8,705	21.60	21.60	188,040	0.95	1.00	1.00	27.89	27.89
2020	5,745	16.89	16.89	97,025	1.58	1.00	1.00	13.89	13.89
2019	2,531	14.83	14.83	37,516	1.26	1.00	1.00	27.62	27.62
2018	2,534	11.62	11.62	29,444	0.98	1.00	1.00	(8.93)	(8.93)
MFS® Blended Research® Small Cap Equity Portfolio
2022	23,024	16.25	17.27	378,792	0.52	0.30	1.15	(19.51)	(18.81)
2021	21,867	20.19	21.27	445,916	0.73	0.30	1.15	27.70	28.83
2020	21,650	15.81	15.84	344,341	0.64	0.65	1.15	0.96	1.47
2019	18,610	15.66	15.61	292,514	0.50	0.65	1.15	24.98	25.58
2018	19,749	12.53	12.43	247,838	0.59	0.65	1.15	(6.49)	(5.98)
MFS® Global Real Estate Portfolio
2022	8,841	13.62	13.62	120,421	0.96	1.00	1.00	(27.86)	(27.86)
2021	9,528	18.88	18.88	179,914	1.06	1.00	1.00	28.61	28.61
2020	9,761	14.68	14.68	143,337	4.15	1.00	1.00	0.14	0.14
2019	9,367	14.66	14.66	137,355	2.94	1.00	1.00	25.41	25.41
2018	8,427	11.69	11.69	98,538	3.21	1.00	1.00	(4.34)	(4.34)
MFS® Growth Series
2022	143,429	21.28	29.85	3,503,253	N/A	0.65	1.65	(32.93)	(32.25)
2021	178,856	31.73	44.06	6,434,477	N/A	0.65	1.65	21.25	22.46
2020	208,167	26.17	35.98	6,069,920	N/A	0.65	1.65	29.36	30.65
2019	225,533	20.23	27.54	5,248,271	N/A	0.65	1.65	35.50	36.88
2018	241,048	14.93	20.12	4,107,782	N/A	0.65	1.65	0.74	1.77

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® International Intrinsic Value Portfolio
2022	67,971	13.77	18.57	1,078,928	0.49	0.65	1.65	(25.00)	(24.27)
2021	73,967	18.36	24.52	1,548,294	0.14	0.65	1.65	8.51	9.56
2020	74,815	16.92	22.38	1,442,113	0.80	0.65	1.65	18.24	19.42
2019	88,071	14.31	18.74	1,427,488	1.39	0.65	1.65	23.58	24.85
2018	100,601	11.58	15.01	1,299,572	0.86	0.65	1.65	(11.20)	(10.33)
MFS® Investors Trust Series
2022	18,423	19.70	25.66	451,796	0.37	0.65	1.10	(17.61)	(17.23)
2021	20,643	23.91	31.00	603,316	0.40	0.65	1.10	25.12	25.66
2020	28,419	19.11	24.67	650,208	0.43	0.65	1.10	12.35	12.91
2019	29,966	17.01	21.85	608,475	0.45	0.65	1.10	29.85	30.37
2018	39,754	13.10	16.76	610,137	0.44	0.65	1.10	(6.76)	(6.32)
MFS® Mid Cap Growth Series
2022	12,889	18.84	20.01	247,959	N/A	0.30	1.15	(29.60)	(29.02)
2021	12,139	26.76	28.19	330,827	N/A	0.30	1.15	12.58	13.53
2020	12,316	23.77	24.34	296,371	N/A	0.65	1.15	34.52	35.22
2019	12,414	17.67	18.00	221,442	N/A	0.65	1.15	36.76	37.40
2018	13,245	12.92	13.10	172,258	N/A	0.65	1.15	(0.23)	0.31
MFS® Mid Cap Value Portfolio
2022	85,249	16.89	17.95	1,455,732	0.79	0.30	1.15	(10.06)	(9.25)
2021	88,964	18.78	19.78	1,685,667	0.74	0.30	1.15	29.16	30.22
2020	84,874	14.54	14.35	1,242,698	0.99	0.65	1.15	2.47	3.02
2019	93,127	14.19	13.93	1,328,238	1.00	0.65	1.15	29.23	29.82
2018	93,042	10.98	10.73	1,025,132	0.70	0.65	1.15	(12.65)	(12.19)
MFS® New Discovery Series
2022	53,805	16.89	22.01	1,038,798	N/A	0.65	1.65	(31.15)	(30.44)
2021	64,445	24.53	25.13	1,753,246	N/A	0.65	1.65	(0.12)	0.92
2020	89,142	24.56	31.36	2,389,383	N/A	0.65	1.65	43.21	44.65
2019	92,273	17.15	21.68	1,730,504	N/A	0.65	1.65	38.98	40.32
2018	90,035	12.34	15.45	1,221,172	N/A	0.65	1.65	(3.29)	(2.34)
MFS® Research International Portfolio
2022	4,782	13.16	13.16	62,955	1.63	1.00	1.00	(18.67)	(18.67)
2021	4,931	16.18	16.18	79,761	0.68	1.00	1.00	10.22	10.22
2020	5,099	14.68	14.68	74,871	1.86	1.00	1.00	11.55	11.55
2019	1,822	13.16	13.16	23,974	1.24	1.00	1.00	26.42	26.42
2018	1,825	10.41	10.41	19,003	1.21	1.00	1.00	(15.16)	(15.16)
MFS® Total Return Bond Series
2022	6,935	9.87	9.98	68,958	2.50	1.05	1.20	(15.21)	(15.06)
2021	7,143	11.64	11.75	83,697	2.54	1.05	1.20	(2.27)	(2.08)
2020	10,610	11.91	12.00	127,134	3.34	1.05	1.20	6.91	7.05
2019	9,168	11.14	11.21	102,649	3.12	1.05	1.20	8.58	8.73
2018	8,348	10.26	10.31	85,941	3.06	1.05	1.20	(2.47)	(2.37)
MFS® Utilities Series
2022	16,939	17.22	17.41	294,532	2.25	1.00	1.15	(0.69)	(0.51)
2021	17,217	17.34	17.50	300,958	1.56	1.00	1.15	12.52	12.69
2020	9,824	15.41	15.53	152,310	2.16	1.00	1.15	4.40	4.58
2019	10,549	14.76	14.85	156,479	3.75	1.00	1.15	23.41	23.54
2018	10,931	11.96	12.02	131,246	0.87	1.00	1.15	(0.33)	(0.17)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Value Series
2022	65,569	17.62	24.60	1,471,786	1.15	0.65	1.65	(7.70)	(6.75)
2021	79,591	19.09	26.38	1,890,050	1.15	0.65	1.65	23.16	24.32
2020	96,056	15.50	21.22	1,863,292	1.31	0.65	1.65	1.51	2.56
2019	125,480	15.27	20.69	2,314,136	2.08	0.65	1.65	27.36	28.67
2018	124,863	11.99	16.08	1,829,871	1.26	0.65	1.65	(11.84)	(10.91)
PIMCO All Asset Portfolio
2022	11,586	11.39	14.41	144,212	7.14	0.30	1.65	(13.32)	(12.13)
2021	15,428	13.14	16.40	222,343	10.87	0.30	1.65	14.16	15.74
2020	17,200	11.51	14.17	214,880	4.80	0.30	1.65	6.08	7.59
2019	20,665	10.85	13.17	241,281	2.52	0.30	1.65	9.93	11.42
2018	41,599	9.87	11.82	438,375	3.07	0.30	1.65	(6.97)	(5.74)
PIMCO CommodityRealReturn® Strategy Portfolio
2022	41,471	14.24	14.39	596,610	12.96	1.15	1.30	7.31	7.47
2021	5,683	13.27	13.39	76,046	3.19	1.15	1.30	31.39	31.53
2020	12,741	10.10	10.18	129,630	6.26	1.15	1.30	(0.10)	0.10
2019	13,979	10.11	10.17	142,145	4.00	1.15	1.30	9.89	10.06
2018	8,356	9.20	9.24	77,185	1.97	1.15	1.30	(15.29)	(15.15)
PIMCO Dynamic Bond Portfolio
2022	9,320	10.58	11.24	101,284	2.53	0.30	1.15	(7.52)	(6.80)
2021	11,906	11.44	12.06	138,972	2.00	0.30	1.15	0.00	0.92
2020	8,616	11.44	11.53	99,284	2.68	1.00	1.15	3.53	3.69
2019	8,101	11.05	11.12	90,057	4.73	1.00	1.15	3.56	3.73
2018	2,378	10.67	10.72	25,449	2.74	1.00	1.15	(0.19)	0.00
PIMCO Emerging Markets Bond Portfolio
2022	8,468	10.67	11.33	91,173	4.64	0.30	1.15	(16.77)	(16.07)
2021	12,907	12.82	13.50	167,756	4.40	0.30	1.15	(3.75)	(2.95)
2020	15,891	13.32	13.91	213,993	4.49	0.30	1.15	5.38	6.26
2019	15,933	12.64	13.09	203,185	4.31	0.30	1.15	13.36	14.32
2018	16,489	11.15	11.45	185,101	4.02	0.30	1.15	(5.91)	(5.14)
PIMCO Global Core Asset Allocation Portfolio
2022	2,274	12.81	12.81	29,131	1.92	1.15	1.15	(19.33)	(19.33)
2021	2,274	15.88	15.88	36,111	2.32	1.15	1.15	11.28	11.28
2020	2,274	14.27	14.27	32,440	7.82	1.15	1.15	15.36	15.36
2019	2,274	12.37	12.37	28,116	2.09	1.15	1.15	15.72	15.72
2018	2,274	10.69	10.69	24,317	1.53	1.15	1.15	(6.72)	(6.72)
PIMCO High Yield Portfolio
2022	10,622	10.55	10.64	112,802	5.00	1.00	1.15	(11.42)	(11.26)
2021	7,603	11.91	11.99	90,962	4.34	1.00	1.15	2.32	2.48
2020	6,703	11.64	11.70	78,262	4.73	1.00	1.15	4.49	4.56
2019	6,626	11.14	11.19	74,011	4.87	1.00	1.15	13.33	13.49
2018	10,368	9.83	9.86	102,166	4.98	1.00	1.15	(3.91)	(3.71)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2022	38,488	10.28	10.29	395,540	1.40	0.65	1.00	(11.07)	(10.83)
2021	36,588	11.56	11.54	423,113	1.50	0.65	1.00	(3.10)	(2.70)
2020	38,599	11.93	11.86	460,285	5.85	0.65	1.00	4.47	4.77
2019	39,545	11.35	11.32	451,653	1.67	0.65	1.15	5.68	6.19
2018	39,218	10.74	10.66	422,979	1.21	0.65	1.15	0.85	1.33

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2022

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO Real Return Portfolio
2022	7,172	10.84	10.85	77,821	6.91	0.80	1.30	(13.14)	(12.71)
2021	7,671	12.48	12.43	95,567	4.99	0.80	1.30	4.17	4.63
2020	4,456	12.08	11.88	53,001	1.33	0.80	1.15	10.32	10.72
2019	4,475	10.88	10.73	48,091	1.52	0.80	1.30	6.98	7.41
2018	6,180	10.17	9.99	61,994	2.36	0.80	1.30	(3.60)	(3.01)
PIMCO StocksPLUS® Global Portfolio
2022	33,349	12.58	16.47	539,146	1.09	0.65	1.10	(19.67)	(19.30)
2021	37,312	15.66	20.41	747,057	0.07	0.65	1.10	18.01	18.52
2020	45,345	13.27	17.22	765,169	1.13	0.65	1.10	11.79	12.33
2019	59,370	11.87	15.33	896,926	1.51	0.65	1.10	26.14	26.69
2018	70,456	9.41	12.10	838,334	1.52	0.65	1.10	(11.73)	(11.36)
PIMCO Total Return Portfolio
2022	306,595	9.32	10.26	3,023,433	2.51	0.45	1.80	(15.88)	(14.78)
2021	313,525	11.08	12.04	3,648,422	1.72	0.45	1.80	(3.15)	(1.79)
2020	393,336	11.44	12.22	4,694,782	1.98	0.80	1.80	6.62	7.67
2019	310,593	10.73	11.35	3,461,767	2.89	0.80	1.80	6.34	7.38
2018	244,817	10.09	10.57	2,531,309	2.38	0.80	1.80	(2.42)	(1.40)
Putnam VT Global Asset Allocation Fund
2022	1,282	13.28	13.28	17,026	1.31	1.00	1.00	(16.84)	(16.84)
2021	1,282	15.97	15.97	20,480	0.68	1.00	1.00	12.78	12.78
2020	1,282	14.16	14.16	18,153	1.82	1.00	1.00	11.23	11.23
2019	1,282	12.73	12.73	16,326	1.42	1.00	1.00	15.94	15.94
2018	1,282	10.98	10.98	14,078	1.41	1.00	1.00	(8.19)	(8.19)
Putnam VT Growth Opportunities Fund
2022	47,439	19.73	20.98	988,465	N/A	0.65	1.65	(31.64)	(30.94)
2021	46,408	28.86	30.38	1,400,103	N/A	0.65	1.65	20.65	21.86
2020	69,907	23.92	24.93	1,734,158	0.04	0.65	1.65	36.45	37.81
2019	64,666	17.53	18.09	1,163,810	0.14	0.65	1.65	34.43	35.81
2018	75,684	13.04	13.32	1,003,580	N/A	0.65	1.65	0.69	1.76
Putnam VT Income Fund
2022	169,429	9.12	10.44	1,697,736	5.58	0.65	1.65	(15.24)	(14.43)
2021	209,185	10.76	11.62	2,431,966	1.38	0.65	1.65	(6.19)	(5.14)
2020	204,811	11.47	12.87	2,512,316	4.95	0.65	1.65	4.08	5.06
2019	161,359	11.02	12.25	1,887,225	2.97	0.65	1.65	9.98	11.16
2018	203,990	10.02	11.02	2,162,807	2.53	0.65	1.65	(1.38)	(0.45)
Putnam VT International Value Fund
2022	4,928	12.62	12.76	62,593	2.02	1.00	1.15	(7.88)	(7.74)
2021	5,352	13.70	13.83	73,746	1.99	1.00	1.15	13.60	13.83
2020	5,372	12.06	12.15	65,090	2.55	1.00	1.15	2.73	2.88
2019	4,345	11.74	11.81	51,163	2.95	1.00	1.15	18.83	19.05
2018	2,102	9.88	9.88	20,757	2.02	1.15	1.15	(18.55)	(18.55)
Putnam VT Large Cap Value Fund
2022	100,641	18.15	26.78	2,327,441	1.48	0.65	1.10	(4.17)	(3.77)
2021	108,912	18.94	21.81	2,607,086	1.22	0.65	1.10	25.93	26.51
2020	116,839	15.04	22.00	2,202,211	1.76	0.65	1.10	4.59	5.11
2019	120,770	14.38	20.93	2,219,149	2.15	0.65	1.10	28.97	29.52
2018	150,584	15.32	16.16	2,103,889	0.67	0.65	1.55	(9.88)	(9.06)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Mortgage Securities Fund
2022	29,800	9.01	9.11	271,422	8.68	1.00	1.15	(11.14)	(10.95)
2021	27,397	10.14	10.23	280,282	N/A	1.00	1.15	(4.88)	(4.75)
2020	11,752	10.66	10.74	126,168	2.58	1.00	1.15	(2.65)	(2.54)
2019	2,627	10.95	11.02	28,904	2.16	1.00	1.15	11.85	12.11
2018	2,593	9.79	9.83	25,467	2.67	1.00	1.15	(2.00)	(1.90)
Putnam VT Multi-Asset Absolute Return Fund
2022	9,698	9.08	9.08	88,093	0.51	1.00	1.00	(0.66)	(0.66)
2021	1,875	9.14	9.14	17,142	N/A	1.00	1.00	(0.22)	(0.22)
2020	1,878	9.16	9.16	17,212	N/A	1.00	1.00	(8.31)	(8.31)
2019	1,881	9.99	9.99	18,801	N/A	1.00	1.00	4.83	4.83
2018	1,884	9.53	9.53	17,959	0.28	1.00	1.00	(8.80)	(8.80)
Putnam VT Multi-Cap Core Fund
2022	722	20.07	20.07	14,484	0.98	1.00	1.00	(16.62)	(16.62)
2021	722	24.07	24.07	17,368	0.62	1.00	1.00	29.69	29.69
2020	722	18.56	18.56	13,390	0.92	1.00	1.00	16.15	16.15
2019	722	15.98	15.98	11,527	1.09	1.00	1.00	30.34	30.34
2018	722	12.26	12.26	8,845	1.04	1.00	1.00	(8.58)	(8.58)
Putnam VT Small Cap Value Fund
2022	20,276	15.55	16.53	322,622	0.16	0.30	1.15	(13.99)	(13.23)
2021	24,195	18.08	19.05	445,684	0.67	0.30	1.15	38.33	39.46
2020	22,608	13.07	13.66	299,745	1.14	0.30	1.15	2.75	3.72
2019	25,012	12.72	13.17	322,253	0.65	0.30	1.15	22.78	23.78
2018	22,277	10.36	10.64	233,237	0.40	0.30	1.15	(20.86)	(20.12)
TOPS® Managed Risk Balanced ETF Portfolio
2022	1,591,078	11.20	12.25	19,162,959	18.31	0.80	1.70	(13.58)	(12.75)
2021	1,803,811	12.96	14.04	24,953,163	0.96	0.80	1.70	6.67	7.67
2020	2,144,995	12.15	13.04	27,623,926	2.09	0.80	1.70	3.93	4.82
2019	2,552,656	11.69	12.44	31,426,945	2.09	0.80	1.70	12.51	13.50
2018	2,981,191	10.39	10.96	32,358,594	1.53	0.80	1.70	(7.73)	(6.88)
TOPS® Managed Risk Growth ETF Portfolio
2022	5,427,696	11.46	12.52	66,809,221	8.40	1.05	1.95	(15.42)	(14.71)
2021	6,149,727	13.55	14.68	88,888,352	0.91	1.05	1.95	10.25	11.21
2020	7,286,289	12.29	13.20	94,870,430	1.99	1.05	1.95	3.19	4.10
2019	8,379,017	11.91	12.68	104,996,236	1.80	1.05	1.95	14.63	15.69
2018	9,568,728	10.39	10.96	103,772,231	1.38	1.05	1.95	(10.59)	(9.79)
TOPS® Managed Risk Moderate Growth ETF Portfolio
2022	3,502,765	11.68	12.77	43,900,446	15.55	0.90	1.80	(15.05)	(14.30)
2021	4,075,104	13.75	14.90	59,721,707	1.00	0.90	1.80	9.04	10.04
2020	4,754,213	12.61	13.54	63,492,084	2.15	0.90	1.80	3.96	4.96
2019	5,447,902	12.13	12.90	69,454,910	2.05	0.90	1.80	14.11	15.08
2018	6,224,626	10.63	11.21	69,037,021	1.50	0.90	1.80	(8.99)	(8.19)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2022

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See footnote 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Financial Statements

As of December 31, 2022 and 2021 and for the Years Ended
December 31, 2022, 2021, and 2020 and Supplemental Information

As of and for the Year Ended December 31, 2022

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Independent Auditor's Report	F-3 – F-5
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-6
Statutory Statements of Operations	F-7
Statutory Statements of Changes in Capital and Surplus	F-8
Statutory Statements of Cash Flows	F-9
Notes to Statutory Financial Statements — Statutory Basis	F-10 – F-49
Supplemental Information	F-50
Supplemental Schedule of Selected Statutory Basis Financial Data	F-51 – F-52
Supplemental Schedule of Investment Risk Interrogatories	F-53 – F-56
Summary Investment Schedule	F-57
Supplemental Schedule of Reinsurance Disclosures	F-58 – F-59

Deloitte & Touche LLP
200 Berkeley Street
10th Floor
Boston, MA 02116
USA
Tel: +1 617 437 2000
Fax: +1 617 437 2111
www.deloitte.com

Independent Auditor's Report

To the Board of Directors of
Forethought Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Forethought Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Predecessor Auditor's Opinions on 2020 Statutory-Basis Financial Statements

The statutory-basis financial statements of the Company for the year ended December 31, 2020, were audited by other auditors whose report, dated March 23, 2021, expressed an opinion that those statutory- basis financial statements were not fairly presented in accordance with accounting principles generally accepted in the United States of America; however, such report also expressed an unmodified opinion on those statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Indiana. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory-basis financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2022, are presented for purposes of additional analysis and are not a required part of the 2022 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

March 27, 2023

Report of Independent Auditors

To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory statements of operations, of changes in capital and surplus, and of cash flows of Forethought Life Insurance Company for the year ended December 31, 2020.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the results of its operations or its cash flows for the year ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of its operations and its cash flows for the year ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Boston, Massachusetts
March 23, 2021

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Admitted Assets,
Liabilities, Capital and Surplus
As of December 31, 2022 and 2021

(Dollars in thousands, except share amounts)

Assets	Notes	2022	2021
Bonds	4, 5	$28,956,498	$30,006,332
Unaffiliated common stock	4	349,474	348,269
Preferred stocks	4	27,622	20,629
Mortgage loans	4	16,164,738	10,871,682
Cash, cash equivalents, and short-term investments	4	1,944,929	615,605
Derivatives	4	462,199	653,747
Policy Loans		3,523	3,484
Other invested assets	4	2,058,629	1,121,088
Subtotal, cash and invested assets		49,967,612	43,640,836
Deferred and uncollected premiums	9	10,588	10,087
Investment income due and accrued		350,538	225,175
Current federal and foreign income tax recoverable	7	—	71,488
Net deferred tax asset	7	161,235	—
Reinsurance recoverable	8	681,341	704,291
Other assets	15	525	1,337
Separate account assets	16	2,336,103	3,087,527
Total admitted assets		$53,507,942	$47,740,741
Liabilities
Aggregate reserve for life policy and contracts	10	27,269,711	24,725,327
Deposit funds and other contract liabilities	6	7,369,128	5,341,020
Policy and contract claims		9,257	4,771
Funds held under reinsurance treaties	8	10,387,225	9,464,580
Transfers to separate accounts due or accrued		(751)	(1,955)
Asset valuation reserve		390,902	380,523
Interest maintenance reserve		6,209	135,941
Current federal income taxes payable		157,953	—
Net deferred tax liability	7	—	72,235
Reinsurance payable	8	696,317	679,469
Other liabilities	15	2,209,928	1,478,915
Separate account liabilities	16	2,336,103	3,087,527
Total liabilities		$50,831,982	$45,368,353
Capital and surplus
Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2022 and 2021		2,500	2,500
Paid in surplus		1,777,873	1,677,873
Unassigned surplus		895,587	692,015
Total capital and surplus		2,675,960	2,372,388
Total liabilities, capital and surplus		$53,507,942	$47,740,741

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Operations
For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	Notes	2022	2021	2020
Revenue
Premiums and annuity considerations	9	$5,495,782	$4,547,362	$3,878,200
Net investment income	4	1,856,253	1,492,428	1,379,149
Amortization of interest maintenance reserve		8,893	16,068	11,896
Commissions, expense allowances and reserve adjustments		332,795	307,368	294,516
Other income	15	(2,617)	7,855	1,478
Total revenues		7,691,106	6,371,081	5,565,239
Benefits and expenses
Benefits paid or provided for:
Death benefits		166,119	165,485	179,162
Annuity payments		462,365	401,097	320,976
Accident and health claims		5,627	6,015	5,793
Interest and other payments on policy funds		145,905	50,422	33,059
Surrender benefits		2,655,597	2,149,497	2,001,225
Change in policy reserves		2,569,384	2,532,929	1,977,719
Total benefits		6,004,997	5,305,445	4,517,934
Net transfers to separate accounts	16	27,795	—	—
Commissions		458,170	396,731	349,026
General insurance expenses		366,183	360,278	249,786
Taxes, licenses and fees		13,896	12,620	14,701
Change in loading expenses		598	352	(269)
Other expenses	15	111,404	208,912	215,271
Total benefits and expenses		6,983,043	6,284,338	5,346,449
Net gain from operations before federal income taxes and realized capital losses		708,063	86,743	218,790
Federal and foreign income taxes	7	220,005	(77,448)	30,926
Net gain from operations before realized capital gains		488,058	164,191	187,864
Net Realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	(19,670)	(80,023)	(244,489)
Net income (loss)		$468,388	$84,168	$(56,625)

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Changes in Capital and Surplus
For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Surplus Notes	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2019	$2,500	$1,302,873	$—	$583,676	$1,889,049
Net loss	—	—	—	(56,625)	(56,625)
Change in net unrealized capital gains	—	—	—	227,582	227,582
Change in unrealized foreign exchange capital loss	—	—	—	747	747
Change in net deferred income tax	—	—	—	30,443	30,443
Change in non-admitted assets	—	—	—	8,131	8,131
Change in asset valuation reserve	—	—	—	20,055	20,055
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Dividend to stockholders	—	—	—	(150,000)	(150,000)
Change in surplus due to ceded unrealized gains	—	—	—	(23,747)	(23,747)
Prior year reserve correction	—	—	—	12,746	12,746
Balance at December 31, 2020	$2,500	$1,302,873	$—	$651,373	$1,956,746
Net income	—	—	—	84,168	84,168
Change in net unrealized capital gains	—	—	—	34,078	34,078
Change in unrealized foreign exchange capital loss	—	—	—	9,976	9,976
Change in net deferred income tax	—	—	—	(46,224)	(46,224)
Change in non-admitted assets	—	—	—	(11,525)	(11,525)
Change in asset valuation reserve	—	—	—	(16,042)	(16,042)
Capital contribution	—	375,000	—	—	375,000
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	—	(12,154)	(12,154)
Balance as of December 31, 2021	2,500	1,677,873	—	692,015	2,372,388
Net income	—	—	—	468,388	468,388
Change in net unrealized capital gains	—	—	—	(420,107)	(420,107)
Change in unrealized foreign exchange capital loss	—	—	—	16,642	16,642
Change in net deferred income tax	—	—	—	133,700	133,700
Change in non-admitted assets	—	—	—	6,890	6,890
Change in asset valuation reserve	—	—	—	(10,379)	(10,379)
Capital contribution	—	100,000	—	—	100,000
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	—	10,073	10,073
Balance as of December 31, 2022	$2,500	$1,777,873	$—	$895,587	$2,675,960

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Cash Flows
For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	2022	2021	2020
Cash from operations
Premiums and annuity considerations	$5,466,379	$4,722,367	$3,836,670
Net investment income	1,574,290	1,201,661	1,256,187
Other income	364,118	298,306	286,481
Total receipts from operations	7,404,787	6,222,334	5,379,338
Benefit and loss related payments	3,363,303	2,937,559	2,683,849
Net transfers to separate accounts	26,591	1,269	217
Commissions and expenses paid	945,159	946,068	826,818
Federal income taxes paid	676	(40,299)	58,348
Total payments from operations	4,335,729	3,844,597	3,569,232
Net cash from operations	3,069,058	2,377,737	1,810,106
Cash from investments
Proceeds from investments sold, matured or called
Bonds	10,863,291	9,617,131	6,827,973
Stocks	145,724	48,366	47,837
Other invested assets	2,502,875	1,105,995	278,790
Mortgage loans	2,101,064	2,468,753	1,864,076
Miscellaneous Proceeds	242,321	—	(621)
Total cash proceeds from investments	15,855,275	13,240,245	9,018,055
Cost of investments acquired
Bonds	10,425,625	13,994,862	10,324,876
Stocks	181,864	100,772	174,952
Other invested assets	2,971,061	474,371	354,305
Mortgage loans	7,437,449	5,694,961	2,065,605
Miscellaneous Applications	362,593	449,867	285,359
Total cost of investments acquired	21,378,592	20,714,833	13,205,097
Net increase in policy loans and premium notes	39	(216)	(79)
Net cash used for investments	(5,523,356)	(7,474,372)	(4,186,963)
Cash from financing and other sources
Capital and paid in surplus	100,000	375,000	—
Net deposits on deposit-type contracts	2,028,108	3,521,645	99,526
Dividends to stockholders	—	—	(150,000)
Net change in funds held for reinsurers	922,645	936,084	746,005
Net change in derivative collateral and repurchase agreements	226,678	225,354	307,782
Other cash (applied) provided	506,190	83,595	186,424
Net cash from financing and other sources	3,783,621	5,141,678	1,189,737
Net change in cash, cash equivalents, and short-term investments	1,329,323	45,043	(1,187,120)
Beginning of the year	615,605	570,562	1,757,682
End of the year	$1,944,929	$615,605	$570,562
Supplemental schedule of non-cash investing activities
Paid-in-kind Interest Bonds	9,309	11,256	—
Paid-in-kind Interest Mortgages	5,210	90	—
Paid-in-kind Interest Other Invested Assets	186	53,478	—
Reclass of residual tranches	532,296	—	—
Non cash investment transactions — common stock	37,555	—	—
Non cash investment transactions — bonds	3,067,671	—	(526,306)
Non cash investment transactions — mortgages	283,931	—	—
Non cash investment transactions — other invested assets	283,545	—	—

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company, an Indiana domiciled life insurance company, (FLIC or the Company) is a wholly owned subsidiary of Commonwealth Annuity and Life insurance company, a Massachusetts domiciled life insurance Company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is majority owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (GAFGL) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or Global Atlantic) and an indirect subsidiary of KKR. Accordingly, Global Atlantic is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of the Company.

KKR Magnolia Holdings LLC owns a total of approximately 63.3% of the outstanding ordinary shares of Global Atlantic; the remaining investors, none of whom own more than 9.0%, own the remaining approximately 36.7% of the outstanding ordinary shares.

The Company's principal products are fixed-rate and fixed-indexed annuities, referred to together as "fixed annuities", and FLIC is Global Atlantic's flagship seller of these policies. FLIC's retirement products are distributed primarily through a network of industry-leading distribution partners. FLIC's preneed life insurance products are distributed through funeral homes. Commencing in 2021, the Company issues funding agreement backed notes for the purpose of reinvesting deposited funds. FLIC is licensed in 49 states (all except New York) and the District of Columbia.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives for which the Company employs fair value accounting are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, except under certain principles-based reserve methodologies. With respect to variable annuities, VM-21 prescribes various approaches for setting assumptions related to policyholder and economic behavior that can vary by reserve component (Stochastic Reserve and Standard Projection Amount). With respect to life insurance products, valuation

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

assumptions are prudent estimates used in determining Stochastic and Deterministic reserve components as prescribed by VM-20. In all cases the Company follows these prescribed practices. Under US GAAP, reserves and related balances are generally calculated using assumptions that are based on best estimates, which in some cases require appropriate adjustments that are required under certain FASB Accounting Standards. Effective January 1, 2023, public company reporting for long duration insurance contracts changed under the new long duration targeted improvements (LDTI) insurance accounting standard. LDTI requires the unlocking of assumptions for traditional life and limited pay contracts, requiring more frequent update to best estimates.

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, the Company's assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default. In 2021 and prior, residual tranches in securitizations were captured as bonds, whereas commencing in 2022, those investments will be captured in other invested assets. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Preferred Stock

Preferred stocks are carried at cost or amortized costs except those rated NAIC class 4 or lower quality, which are carried at the lower of cost or fair value. Changes to preferred stock values are reported as an adjustment to surplus.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company except for Federal Home Loan Bank (FHLB) common stock which is valued at cost. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into derivative contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the counterparty credit risk associated with such contracts. Prior to 2021, the Company considered these derivatives to be effective hedges in accordance with SSAP No. 86, Derivatives (SSAP No. 86). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income as well as the difference between the expiry cash proceeds and cost also recognized as a component of net investment income. In 2021 and prospectively, the Company accounts for these options using fair value accounting. CPI swaps are accounted for using fair value accounting.

The Company also owns foreign currency denominated assets that generate exposure to FX risk. The Company has hedged this risk through the use of currency swaps and forwards. Under the terms of the contracts, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist of investment in partnerships, joint ventures and LLC's. Commencing in 2022, other invested assets include investments in residual tranches of securitizations. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted.

Impairments

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as funding agreements, supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R), the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle statutory net income on these invested assets periodically on the reinsured business. The other significant contributors to the settlement activity are premiums, benefits, transfers to and from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and Other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity contract holders. Assets consist principally of bonds, common stocks, mutual funds, short-term obligations and are stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Affiliated Entities and Related Parties

The Company recognizes entities which are under common control as affiliated entities consistent with SSAP No. 25 — Affiliates and Other Related Parties guidance. In addition, entities in which the company or affiliated companies own at least

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

10% of the voting interests are considered to be related parties even if there is no control or affiliation, and are disclosed consistent with related party disclosure guidelines in SSAP No. 25 guidance.

Recently Adopted Accounting Standards

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 36 — Troubled Debt Restructuring, which requires an entity to evaluate the modification represents a new loan or a continuation of an existing loan. This update eliminates prior U.S. GAAP guidance for troubled debt restructuring by creditors. The Company has adopted these changes for the annual 2022 reporting period and there is no significant impact on the financial statements.

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 9 — Subsequent Events, and SSAP No. 101 — Income Taxes, which include outlines to the new corporate alternative minimum tax (CAMT) for tax years beginning after third quarter 2022 through first quarter 2023. This guidance also provides subsequent event exceptions. The Company has adopted these changes for the annual 2022 reporting period and there is no significant impact on the financial statements.

In May, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties and SSAP No. 43R — Loan-Backed and Structured Securities which clarify application of the existing affiliate definition and incorporate new disclosure requirements for all investments that involve related parties, regardless if they meet the affiliate definition. The new guidance provides an expanded list of examples of related parties and further clarifies that investments from any arrangement which results in direct or indirect control, including control through a servicer or other controlling arrangement, shall be reported as affiliated. The Company has adopted these changes in the annual 2022 reporting period and there is no significant impact on the financial statements.

In May, 2022, the Blanks Working Group adopted updates to the Life/Fraternal Blank Asset Valuation Reserve (AVR) factors to correspond with the 2021 Life Risk-Based Capital Working Group adopted changes to Risk-Based Capital (RBC) factors for the expanded bond designation categories. The Company has adopted these changes in the annual 2022 reporting period.The result of adopting this change is that the 2022 AVR liability under the new calculation is marginally higher than it would have been prior to the change.

In March, 2022, the Blanks Working Group adopted changes to add a group of lines for Residual Tranches or Interests in the AVR which impacts the value of AVR in the 2022 financial statement amounts. The Company has adopted these changes in the annual 2022 reporting period. The result of adopting this change is that the 2022 AVR liability under the new calculation is marginally lower than it would have been prior to the change.

In December, 2021, the NAIC Statutory Accounting Principles Working Group adopted revisions to clarify that residual tranches of structured securities shall be reported as other invested assets and valued at the lower of cost or market. Revisions are effective December 31, 2022, with early adoption permitted on December 31, 2021. The Working Group also clarified that residual tranches which are reported as bonds for the December 31, 2021 reporting date must be rated 6, and may not be rated 5GI. The Company presented residual tranches as bonds in 2021 and as Other Invested Assets in 2022, consistent with this guidance.

In December, 2021, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities. These revisions identify that SVO-Identified Credit Tenant Loans are in scope. The Company adopted the guidance in the 2021 and there were no significant impact on the financial statements.

In May, 2021, the NAIC Statutory Accounting Principles Working Group issued INT 20-01: Reference Rate Reform. As it relates to discontinuance of LIBOR, the interpretation provides optional expedients for derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment as of result of the reference rate reform. This will allow for continuation of the existing hedge relationship and not require hedge de-designation. The Company adopted the guidance in 2021 and there were no significant impact on the financial statements.

In May, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 103R — Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. These revisions incorporate additional disclosures and data-capture templates to assist state insurance regulators in assessments of transferred assets. This will assist in the determination if the economic interest is retained by the reporting entity, related party or another member within the holding group and disclosed. The Company made such disclosures in the 2021 statements, as applicable.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

In March, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 25 — Related Parties. These revisions clarify the identification of related parties under U.S. GAAP or SEC reporting requirements would be considered a related party under statutory accounting principles. The interpretation also states a non-controlling ownership over 10% results in a related party classification regardless of any disclaimer of control or affiliation and does not eliminate the disclosure of material transactions as required under SSAP No. 25. The Company made such disclosure in the 2021 statements, as applicable.

In March, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 32R — Preferred Stock. These revisions disclose requirements regarding preferred stock warrants and require publicly traded preferred stock warrants to be reported at fair value. The Company made such disclosures in the 2021 statements, as applicable.

In November, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 2R — Cash, Cash Equivalents, Drafts, and Short-Term Investments, which restrict the classification of certain related party or affiliated investments as cash equivalent or short-term investment. Additionally, adopted guidance requires disclosures identifying investments which remain on the short-term schedule for more than one year. The Company made such disclosure in the 2020 statements, as applicable.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds, which clarifies guidance around gains and losses, inclusive of fees and penalties, resulting from bond tender offers and bonds called before their maturity date. Prepayment fees and acceleration fees paid when a bond is liquidated prior to its maturity date shall be recognized in investment income when received. The Company adopted this guidance and reflected amounts in investment income in 2020 as applicable.

Correction of Errors

The Company discovered reporting errors for prior years. The impact of these errors has been reclassified to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2022, or in prior years.

•  Subsequent to filing the 2019 annual statement, the Company discovered an adjustment to reserves with a total net decrease to surplus of $12,746.

The impact to opening surplus was $12,746 at December 31, 2020.

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2022	2021	2020
Net income, Indiana basis	$468,388	$84,168	$(56,625)
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	3,334	3,718	3,717
Net income, NAIC statutory accounting practices	$471,722	$87,886	$(52,908)
Statutory surplus, Indiana basis	$2,675,960	$2,372,388	$1,956,746
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	(20,327)	(22,999)	(25,997)
Statutory surplus, NAIC statutory accounting practices	$2,655,633	$2,349,389	$1,930,749

4.  INVESTMENTS

Bonds Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $257,777 and $38,727) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $898,907 and $227,238) are as follows:

	December 31, 2022
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$7,426	$125	$(560)	$6,991
All other governments	70,412	—	(16,593)	53,819
Political subdivisions	33,156	2	(3,419)	29,739
Special revenue and special assessment obligations	1,211,525	2,030	(225,433)	988,122
Hybrid	55,477	511	(14,554)	41,434
Industrial and miscellaneous	17,595,249	97,953	(1,622,557)	16,070,646
Parent, subsidiaries and affiliates	9,890,731	25,120	(817,391)	9,098,460
U.S. states, territories and possessions	92,522	370	(9,159)	83,733
ETF bonds	—	—	—	—
Total long term bonds	28,956,498	126,111	(2,709,666)	26,372,944
Short-term bonds	32,661	19	—	32,679
Total long term, short-term and cash equivalent bonds	$28,989,159	$126,130	$(2,709,666)	$26,405,623

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	December 31, 2021
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$13,849	$668	$(51)	$14,466
All other governments	34,008	4,882	(12)	38,878
Political subdivisions	19,461	949	—	20,410
Special revenue and special assessment obligations	1,176,167	69,814	(2,266)	1,243,715
Hybrid	55,896	2,953	(75)	58,774
Industrial and miscellaneous	27,040,383	1,380,599	(147,670)	28,273,312
Parent, Subsidiaries and Affiliates	1,348,602	3,705	(1,005)	1,351,302
U.S. States, Territories and Possessions	68,594	9,579	—	78,173
ETF Bonds	249,372	—	—	249,372
Total long term bonds	30,006,332	1,473,149	(151,079)	31,328,402
Short-term bonds	320,699	489	—	321,188
Total long term, short-term and cash equivalent bonds	$30,327,031	$1,473,638	$(151,079)	$31,649,590

At December 31, 2022 and 2021, respectively, 95.4% and 96.2% of debt securities were rated by the NAIC as investment grade (1 or 2).

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2022 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in there own distinct category.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$134,533	$133,694
Due after one year through five years	2,598,949	2,474,629
Due after five years through ten years	2,469,637	2,241,967
Due after ten years	4,329,650	3,454,255
Mortgage backed and asset backed securities	19,456,390	18,101,077
Total	$28,989,159	$26,405,622

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2022
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$4,549	$(403)	$838	$(157)	$5,387	$(560)
All other governments	41,773	(9,561)	12,045	(7,032)	53,819	(16,593)
Political subdivisions	29,276	(3,419)	—	—	29,276	(3,419)
Special revenue and special assessment obligations	849,640	(202,015)	71,590	(23,418)	921,230	(225,433)
Hybrid	14,847	(6,019)	22,995	(8,535)	37,841	(14,554)
Parent, Subsidiaries and Affiliates	6,455,495	(742,575)	642,183	(74,815)	7,097,678	(817,391)
U.S. States, Territories and Possessions	66,645	(9,159)	—	—	66,645	(9,159)
Industrial and miscellaneous	11,116,682	(1,102,966)	2,705,976	(519,591)	13,822,659	(1,622,557)
Total long term bonds	18,578,907	(2,076,117)	3,455,627	(633,548)	22,034,535	(2,709,666)
Short-term bonds	496	—	—	—	496	—
Total long term, short-term and cash equivalent bonds	$18,579,403	$(2,076,117)	$3,455,627	$(633,548)	$22,035,031	$(2,709,666)
	December 31, 2021
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$3,261	$(50)	$95	$(1)	$3,356	$(51)
All other governments	2,455	(12)	—	—	2,455	(12)
Political subdivisions	—	—	—	—	—	—
Special revenue and special assessment obligations	136,516	(1,983)	6,786	(283)	143,302	(2,266)
Hybrid	16,482	(75)	—	—	16,482	(75)
Parent, Subsidiaries and Affiliates	537,005	(977)	3,989	(29)	540,994	(1,006)
U.S. States,Territories and Possessions	—	—	—	—	—	—
Industrial and miscellaneous	5,413,681	(126,949)	780,740	(20,721)	6,194,421	(147,670)
Total long term bonds	6,109,400	(130,046)	791,610	(21,034)	6,901,010	(151,080)
Short-term bonds	780	—	—	—	780	—
Total long term, short-term and cash equivalent bonds	$6,110,180	$(130,046)	$791,610	$(21,034)	$6,901,790	$(151,080)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of December 31, 2022 and 2021, the number of securities in an unrealized loss position for over 12 months consisted of 469 and 133, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2022 and December 31, 2021, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
Bonds — AC	$8	$1	$71,731	$824	$71,283	$822
LB&SS — AC	15	5	63,244	31,553	55,175	32,884
Total	$23	$6	$134,975	$32,377	$126,458	$33,706

AC — Amortized cost

BACV — Book adjusted carrying value

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2022
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$285,271	$237,895	$255,430	$—
Total	$285,271	$237,895	$255,430	$—
	December 31, 2021
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$347,549	$289,127	$351,411	$—
Total	$347,549	$289,127	$351,411	$—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2022	Percentage
2023	$876,993	5.43%
2024	1,495,888	9.25%
2025	1,760,416	10.89%
2026	1,612,621	9.98%
2027 and thereafter	10,418,819	64.45%
Total	$16,164,738	100.00%

Impairments

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2022, the Company established a specific allowance of $55,819 on 7 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team. During 2021, the company did not have any specific allowance on commercial mortgage loans.

During 2022, the Company recognized total impairments of $— on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2021, the Company recognized total impairments of $640 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2020, the Company recognized total impairments of $1,054 on mortgage loans all of which was recorded as a reduction to the carrying value of loans.

Regions and Type

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company primarily grants commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 21.03% of our total exposure in any state at December 31, 2022.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2022	Percentage	2021	Percentage
Atlantic	$5,704,028	35.29%	$3,697,333	34.01%
Mountain	1,564,581	9.68%	852,900	7.85%
New England	822,406	5.09%	601,740	5.53%
North Central	684,589	4.24%	536,635	4.94%
Pacific	4,291,742	26.55%	3,387,626	31.16%
South Central	2,141,686	13.25%	1,737,607	15.98%
Various	955,707	5.91%	57,841	0.53%
Total	$16,164,738	100.00%	$10,871,682	100.00%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The mortgage loans by type are as follows:

	Year Ended December 31,
	2022	Percentage	2021	Percentage
Retail	$326,754	2.02%	$193,026	1.78%
Office	3,624,844	22.42%	2,037,518	18.74%
Industrial	1,751,574	10.84%	964,569	8.87%
Residential	6,446,163	39.88%	5,403,029	49.70%
Other	4,015,403	24.84%	2,273,540	20.91%
Total	$16,164,738	100.00%	$10,871,682	100.00%

In 2022 the minimum and maximum rates of interest received for commercial and residential loans were 1.71% and 18.00%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%. In 2021, the minimum and maximum rates of interest received for commercial loans were 1.88% and 11.50%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%.

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI derivatives to hedge the currency and inflation risk. The Company mitigates interest rate risk through the use of interest rate futures, swaps, and options. The Company receives collateral from its derivative counterparties to limit credit risk on the mark to market of open derivative trades.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps and forwards to limit its currency exposure from FX denominated assets. The Company mitigates interest rate risk through the use of interest rate futures, swaps, and options. The total carrying values of derivative assets were $462,199 and $653,747 as of December 31, 2022 and 2021, respectively.

Prior to Q4 2020, the Company's equity index options were accounted for as effective hedges. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. Starting in Q4 2020, the Company elected to account for its equity index options using the fair value method of accounting under SSAP No. 86, with changes in fair value recorded as unrealized investment gains or losses. The realized gains or losses are recorded upon the derivative contract expiry. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recorded consistent with the FX bonds hedged. The Company elected to account for its equity index options using the fair value method since Q4 2020 with changes in fair value recorded as unrealized investment gains or losses rather than net investment income. The total net investment income (loss) recognized from these derivative instruments were $0, $0 and $(28,960) as of 2022, 2021 and 2020.

The Company's credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $355,417 and $559,766 as of December 31, 2022 and 2021. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining net collateral of $48,863 and $543,920 from counterparties as of December 31, 2022 and 2021. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2022
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$319,616	$32,798	$49,074,868
Inflation	11,225	613	270,000
Currency	87,839	54,422	3,058,081
Interest Rates	157,724	67,368	7,235,548
Gross fair value of derivative instruments	$576,404	$155,201	$59,638,497
Offset per SSAP No. 64	(114,204)	(114,204)
Net fair value of derivative instruments	$462,199	$40,997
	As of December 31, 2021
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$546,729	$27,715	$14,816,572
Inflation	6,186	654	303,240
Currency	25,934	4,802	1,106,783
Interest Rates	117,711	27,142	7,592,421
Adverse Market	—	153	47,754
Gross fair value of derivative instruments	$696,560	$60,466	$23,866,770
Offset per SSAP No. 64	(42,813)	(42,813)
Net fair value of derivative instruments	$653,747	$17,653

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2022
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$11,225	$613	$270,000
Currency Swaps	87,839	54,422	3,058,081
OTC Options	297,616	32,453	49,547,157
Swaptions	116,890	10,024	41,016
Interest Rate Swaps	39,107	43,753	6,931,250
Futures	23,726	2,389	(867,155)
Forward	—	11,547	658,148
Gross fair value of derivative instruments	$576,404	$155,201	$59,638,497
Offset per SSAP No. 64	(114,204)	(114,204)
Net fair value of derivative instruments	$462,199	$40,997

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	As of December 31, 2021
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$6,186	$654	$303,240
Currency Swaps	25,934	4,802	1,106,783
OTC Options	519,004	3,296	12,863,006
Swaptions	37,650	4,760	3,480,000
Interest Rate Swaps	73,512	17,958	2,831,250
Listed Options	27,646	6,686	1,154,190
Futures	6,628	22,157	2,080,547
Credit Default Swap	—	153	47,754
Gross fair value of derivative instruments	$696,560	$60,466	$23,866,770
Offset per SSAP No. 64	(42,813)	(42,813)
Net fair value of derivative instruments	$653,747	$17,653

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2022	2021
Term notes and loans	$734,269	$269,018
LLCs and partnerships	299,772	402,046
Other	424,953	446,386
Low income housing tax credits	2,178	3,638
Residual tranches	597,458	—
Total	$2,058,630	$1,121,088

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2022	2021
Cash and cash Equivalents	$1,654,491	$256,178
Short-term Investments	290,438	359,427
Total	$1,944,929	$615,605

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2022				2021
	Gross	Net	Total Restricted to Total Admitted Assets	Gross	Net	Total Restricted to Total Admitted Assets	Increase / (Decrease)
FHLB capital stock	$79,073	$79,073	0.1%	$80,640	$80,640	0.2%	$(1,567)
Pledged collateral to FHLB	2,440,727	2,440,727	4.6%	2,447,407	2,447,407	5.1%	(6,680)
Assets subject to repurchase agreements	798,932	798,932	1.5%	317,005	317,005	0.7%	481,927
Pledged collateral, other	49,142	49,142	0.1%	50,014	50,014	0.1%	(872)
On deposit with states	6,441	6,441	—%	6,450	6,450	—%	(9)
Total	$3,374,315	$3,374,315	6.3%	$2,901,516	$2,901,516	6.1%	$472,799

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2022	2021	2020
Proceeds	$4,357,404	$5,100,792	$4,367,205
Gross realized gains	26,129	111,285	92,285
Gross realized losses	(71,943)	(25,768)	(44,958)
Total realized gains	$(45,814)	$85,517	$47,327

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2022	2021	2020
Mortgage loans	$651,349	$415,702	$355,923
Bonds and stock	1,264,011	1,113,707	990,628
Short-term investments	41,173	16,813	43,199
Derivative instruments	(332)	—	(28,960)
Other income	110,605	84,191	95,730
Gross investment income	2,066,806	1,630,413	1,456,520
Less: investment expenses	(210,552)	(137,985)	(77,371)
Net investment income before IMR amortization	1,856,254	1,492,428	1,379,149
IMR amortization	8,893	16,068	11,896
Net investment income including IMR amortization	$1,865,147	$1,508,496	$1,391,045

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2022, 2021 and 2020.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2022, 2021 and 2020.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2022	2021	2020
Realized gains (losses)
Bonds and stock	$(268,920)	$94,954	$38,818
Derivatives	50,762	(158,509)	(196,956)
Mortgage loans	(10,274)	2,027	(14,598)
Other invested assets	63,929	48,740	(56,116)
Total realized (losses) gains on investments	(164,503)	(12,788)	(228,852)
Less amount transferred to IMR (net of related taxes of of ($41,009) in 2022 and $19,741 in 2021 and $10,453 in 2020)	(154,270)	74,265	39,322
Total realized gains (losses) on investments	(10,233)	(87,053)	(268,174)
Federal income tax expense	9,437	(7,030)	(23,685)
Net realized gains (losses), less amount transferred to IMR	$(19,670)	$(80,023)	$(244,489)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31, 2022
	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)
Bonds	$8,320	$(4,954)
Common stocks	32,856	—
Preferred stocks	(10,071)	—
Derivative instruments	(382,118)	17,408
Other invested assets	(112,890)	—
Mortgage loans	(55,974)	4,188
Total change in unrealized gains and losses	(519,877)	16,642
Capital gains tax expense (benefit)	99,770	—
Change in unrealized gains and losses, net of taxes	$(420,107)	$16,642

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized OTTI charges on invested assets of $94,873 and $7,466 during 2022 and 2021, respectively.

As of December 31, 2022, 2021 and 2020, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2022 and 2021:

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-backed and structured securities	$12,742,033	$(1,184,835)	$1,791,852	$(227,651)	$14,533,885	$(1,412,486)
	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$3,847,175	$(83,123)	$552,989	$(15,370)	$4,400,164	$(98,493)

The company receives certain amounts of prepayment and acceleration fees as shown below:

General Account
1. Number of CUSIPS	9
2. Aggregate Amount of Investment Income	$1,656

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Cash and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts — The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at level 1.

Financial Instruments Held at Fair Value

As of December 31, 2022 and 2021, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$635	$—	$269,765	$270,400
Options	—	372,030	—	372,030
Swaps	—	39,383	—	39,383
Futures	21,654	—	—	21,654
Total assets at fair value	$22,289	$411,413	$269,765	$703,467
Financial Liabilities
Derivative liabilities	317	40,680	—	40,997
Total liabilities at fair value	$317	$40,680	$—	$40,997
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$2,355	$—	$265,275	$267,630
Options	20,959	548,599	—	569,558
Swaps	—	82,065	—	82,065
Futures	2,124	—	—	2,124
Total assets at fair value	$25,438	$630,664	$265,275	$921,377
Financial Liabilities
Derivative liabilities	17,653	—	—	17,653
Total liabilities at fair value	$17,653	$—	$—	$17,653

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $269,765 and $265,275 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2022 and 2021.

	Beginning Balance at 01/01/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
Assets
Common Stock	$265,275	$—	$—	$(50,728)	$31,256	$201,738	$—	$—	$(177,776)	$269,765
Total Assets	$265,275	$—	$—	$(50,728)	$31,256	$201,738	$—	$—	$(177,776)	$269,765
	Beginning Balance at 01/01/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
Assets
Common Stock	$225,114	$—	$—	$—	$(4,095)	$90,846	$—	$(1,159)	$(45,431)	$265,275
Total Assets	$225,114	$—	$—	$—	$(4,095)	$90,846	$—	$(1,159)	$(45,431)	$265,275

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100R, insurance contracts have been excluded.

December 31, 2022	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$26,372,944	$28,956,498	$6,145	$16,281,194	$10,085,605	—
Common stock	349,474	349,474	635	—	348,838	—
Preferred stock	27,622	27,559	—	17,065	10,558	—
Other invested assets (excluding derivatives)	2,044,659	1,768,263	422,873	—	1,621,785	—
Short-term investments	290,320	290,438	—	15,804	274,516	—
Cash and cash equivalents	1,654,491	1,654,491	1,654,491	—	—	—
Derivative assets	433,066	462,199	21,654	411,412	—	—
Mortgage loans	14,927,337	16,164,738	—	—	14,927,337	—
Policy loans	3,523	3,523	—	—	3,523	—
Financial Liabilities
Derivative liabilities	40,997	40,997	317	40,680		—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

December 31, 2021	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$31,328,402	$30,006,332	$262,483	$19,365,021	$11,700,898	—
Common stock	348,270	348,269	2,355	—	345,915	—
Preferred stock	20,629	20,629	—	—	20,629	—
Other invested assets (excluding derivatives)	702,859	693,525	445,950	—	256,909	—
Short-term investments	359,563	359,427	1,080	—	358,483	—
Cash and cash equivalents	256,178	256,178	256,178	—	—	—
Derivative assets	653,747	653,747	23,083	630,664	—	—
Mortgage loans	11,146,096	10,871,682	—	—	11,146,096	—
Policy loans	3,484	3,484	—	—	3,484	—
Financial Liabilities
Derivative liabilities	17,653	17,653	17,653	—		—

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2022		2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$28,956,498	$26,372,944	$30,006,332	$31,328,402
Common stock-unaffiliated	349,474	349,474	348,270	348,269
Preferred stocks	27,559	27,622	20,629	20,629
Mortgage loans	16,164,738	14,927,337	10,871,682	11,146,096
Cash, cash equivalents and short-term investments	1,944,929	1,944,811	615,605	615,741
Other invested assets, excluding derivatives	1,768,263	2,044,659	693,525	702,859
Policy loans	3,523	3,523	3,484	3,484
Total	$49,214,984	$45,670,370	$42,559,527	$44,165,480

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indianapolis. Through its membership, the Company has issued funding agreements to the FHLB Indianapolis in exchange for cash advances in the amount of $1,594,872 and $1,592,168 as of December 31, 2022 and 2021, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indianapolis for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The table below indicates the amount of FHLB Indianapolis stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indianapolis.

	December 31, 2022	December 31, 2021
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$5,000	$5,000
Activity stock	66,640	66,640
Excess stock	7,433	9,000
Aggregate total	79,073	80,640
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	2,440,727	2,447,407
Funding capacity currently available	1,619,000	1,592,000
Total reserves related to the funding agreement	1,594,872	1,592,168
Agreement assets and liabilities
General account assets	79,073	80,640
General account liabilities	1,594,872	1,592,168

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2022 and 2021, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,619,000 and $1,592,000, respectively.

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2022 and 2021 and the change is comprised of the following components:

	December 31, 2022
	Ordinary	Capital	Total
Gross deferred tax assets	$333,951	$59,416	$393,367
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	333,951	59,416	393,367
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	333,951	59,416	393,367
Gross deferred tax liabilities	182,860	49,272	232,132
Net admitted deferred tax asset / (liability)	$151,091	$10,144	$161,235
	December 31, 2021
	Ordinary	Capital	Total
Gross deferred tax assets	$316,876	$3,061	$319,937
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	316,876	3,061	319,937
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	316,876	3,061	319,937
Gross deferred tax liabilities	304,515	87,657	392,172
Net admitted deferred tax asset / (liability)	$12,361	$(84,596)	$(72,235)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$17,075	$56,355	$73,431
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	17,075	56,355	73,431
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	17,075	56,355	73,431
Gross deferred tax liabilities	(121,655)	(38,385)	(160,039)
Net admitted deferred tax asset / (liability)	$138,729	$94,740	$233,470

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2022
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	152,158	26,790	178,948
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	152,158	26,790	178,948
Adjusted gross deferred tax assets allowed per limitation	—	—	377,209
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	181,793	32,627	214,420
Deferred tax assets admitted as the result of application of SSAP No. 101	$333,951	$59,416	$393,367
	December 31, 2021
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	83,208	—	83,208
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	83,208	—	83,208
Adjusted gross deferred tax assets allowed per limitation	—	—	346,505
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	233,667	3,061	236,728
Deferred tax assets admitted as the result of application of SSAP No. 101	$316,875	$3,061	$319,936

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	68,950	26,790	95,740
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	68,950	26,790	95,740
Adjusted gross deferred tax assets allowed per limitation	—	—	30,704
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	(51,874)	29,566	(22,308)
Deferred tax assets admitted as the result of application of SSAP No. 101	$17,076	$56,355	$73,431

Other Admissibility Criteria

	December 31,
	2022	2021
Ratio Percentage Used To Determine Recovery Period	734%	786%
Ratio percentage used to determine recovery period and threshold limitation amount	$2,905,627	$2,752,911

Impact of Tax Planning Strategies

	December 31, 2022
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$333,951	$59,416	$393,367
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	28%	100%	39%
Net admitted adjusted gross DTAs	333,951	59,416	393,367
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	13%	45%	18%
	December 31, 2021
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$316,876	$3,061	$319,937
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net admitted adjusted gross DTAs	316,876	3,061	319,937
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$17,075	$56,355	$73,431
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	28%	100%	39%
Net admitted adjusted gross DTAs	17,075	56,355	73,431
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	13%	–55%	–82%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	2022	2021	Change
Federal income tax expense (benefit) on operations	$220,005	$(77,333)	$297,338
Federal income tax on net capital gains	9,437	(7,030)	16,467
Current year income tax expense	$229,442	$(84,363)	$313,805

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31
	2022	2021	Change
Deferred tax assets
Policyholder reserves	$185,542	$171,542	$14,000
Investments	36,180	32,324	3,856
Deferred acquisition costs	108,970	92,003	16,967
Tax credit carryforward	—	—	—
Other	3,260	21,006	(17,746)
	333,951	316,876	17,075
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	333,951	316,876	17,076
Capital	59,416	3,061	56,355
Nonadmitted	—	—	—
Admitted capital deferred tax asset	59,416	3,061	56,355
Admitted deferred tax asset	$393,367	$319,936	$73,431
Deferred tax liabilities
Investments	$139,907	$267,525	$(127,618)
Deferred and uncollected premiums	3,521	2,118	1,403
Policyholder reserves	39,431	34,871	4,560
	182,860	304,514	(121,655)
Capital	49,272	87,657	(38,385)
Deferred tax liabilities	232,132	392,171	(160,039)
Net deferred tax assets	$161,235	$(72,235)	$233,470

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$333,951	$59,416	$393,367	$316,876	$3,061	$319,937	$73,431
Total deferred tax liabilities	$(182,860)	$(49,272)	$(232,132)	$(304,515)	$(87,657)	$(392,172)	$160,040
Net deferred tax assets/ (liabilities)	$151,091	$10,144	$161,235	$12,361	$(84,596)	$(72,235)	$233,470
Tax effect of unrealized (gain) / losses							$(99,770)
Change in net deferred income tax							$133,700

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2022
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$697,832	$146,545	21.0%
Amortization of interest maintenance reserve	(129,734)	(27,244)	(3.9)%
FTC	300	63	—%
Nondeductible expenses	898	188	—%
Other permanent adjustments	(13,769)	(2,891)	(0.4)%
Tax on non-admitted assets	6,890	1,447	0.2%
Prior year true-up	102	21	—%
Prior year tax returns adjustments	9,830	2,064	0.3%
Tax credits	(8,766)	(1,841)	(0.3)%
Partnership investments	(89,785)	(18,855)	(2.7)%
Ceding commissions	(1,635)	(343)	—%
Dividends received deduction	(5,500)	(1,155)	(0.2)%
Nontaxable income	(10,747)	(2,257)	(0.3)%
Total income taxes	$455,916	$95,742	13.7%
Federal income tax expense		220,005	31.5%
Realized capital gains (losses) tax		9,437	1.4%
Change in net deferred income taxes		(133,700)	(19.2)%
Total federal income taxes		$95,742	13.7%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

	December 31, 2021
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(310)	$(65)	21.0%
Amortization of interest maintenance reserve	41,280	8,669	(2800.2)%
FTC	300	63	(20.4)%
Nondeductible expenses	1,086	228	(73.7)%
Other permanent adjustments	(9,755)	(2,049)	661.7%
Tax on non-admitted assets	(11,525)	(2,420)	781.8%
Prior year tax returns adjustments	(1,622)	(341)	110.0%
Tax credits	(15,012)	(3,152)	1018.3%
Partnership investments	(167,600)	(35,196)	11368.9%
Ceding commissions	(1,635)	(343)	110.9%
Dividends received deduction	(7,500)	(1,575)	508.8%
Nontaxable income	(9,318)	(1,957)	632.1%
Total income taxes	$(181,611)	$(38,138)	12,319.2%
Federal income tax expense		(77,333)	24979.9%
Realized capital gains (losses) tax		(7,030)	2270.7%
Change in net deferred income taxes		$46,224	(14931.3)%
Total federal income taxes		$(38,139)	12,319.3%

As a result of tax reform ("Tax Cuts and Jobs Act, effective in 2018") the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2022, the Company had no operating loss, capital loss, foreign tax credit or any business credit carry-forwards. At December 31, 2022, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The IRS routinely audits the Company's federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2022 and 2021, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2022 and 2021.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2016. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 9 — Subsequent Events and SSAP No. 101 — Income Taxes which include outlines to the new corporate alternative minimum tax (CAMT) for tax years beginning after third quarter 2022 through first quarter 2023. This guidance also provides subsequent event exceptions. The Company has determined that they do not expect to be subject to the CAMT in 2023.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2022 and 2021, FLIC assumed $20,761 and $22,437 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance (Modco) basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2022 and 2021, FLIC assumed $243,028 and $285,071 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017, the Company entered into a reinsurance agreement with its affiliate, Global Atlantic Re Limited (GA Re), whereby the Company ceded a portion (approximately 45%) of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the Company ceded $8,535,000 in reserves to GA Re and continues to cede annuity and preneed business to GA Re on an ongoing quota share basis. Effective April 2, 2018, the Company moved 50% of the funds withheld assets to a coinsurance arrangement. Total reserves and funds withheld ceded to GA Re under this reinsurance agreement were $20,282,692 and $10,231,204, respectively, at December 31, 2022 and $18,448,621 and $9,325,877, respectively, at December 31, 2021.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2022	2021	2020
Reinsurance premiums assumed — non-affiliated	$739	$912	$855
Reserves assumed — non-affiliated	20,761	22,437	24,222
Modco reserves assumed — non-affiliated	243,028	285,071	299,136

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2022	2021	2020
Reinsurance premiums ceded — affiliated	$4,199,022	$3,435,786	$2,950,224
Reinsurance premiums ceded — non-affiliated	21,722	24,657	27,644
Reserves ceded — affiliated	20,469,475	18,647,214	16,868,621
Modco reserves ceded — affiliated	2,532,871	3,335,143	3,334,255
Contract claims unpaid ceded — affiliated	7,212	3,498	3,838
Contract claims unpaid ceded — non-affiliated	1,686	1,889	2,136

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2022	2021	2020
Direct	$9,715,787	$8,006,893	$6,855,213
Reinsurance assumed — non-affiliated	739	912	855
Less: Reinsurance ceded — affiliated	4,199,022	3,435,786	2,950,224
Less: Reinsurance ceded — non-affiliated	21,722	24,657	27,644
Net premiums	$5,495,782	$4,547,362	$3,878,200

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2022 and 2021.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2022 and 2021, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year ended December 31,
	2022					2021
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$2,230	$1,141	$1,089	$—	$1,089	$1,606	$782	$824	$—	$824
Ordinary renewal business	3,280	1,020	2,260	—	2,260	3,006	852	2,154	—	2,154
Group life	14,514	7,275	7,239	—	7,239	14,314	7,205	7,109	—	7,109
Total	$20,024	$9,436	$10,588	$—	$10,588	$18,926	$8,839	$10,087	$—	$10,087

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2022, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$18,774,394	$28,251	$18,802,645	41.5%
At book value less current surrender charge of 5% or more	18,129,056	56,575	18,185,631	40.1%
Total with adjustment or at fair value	36,903,450	84,826	36,988,276	81.6%
At book value without adjustment (minimal or no charge adjustment)	5,970,933	2,233,268	8,204,201	18.1%
Not subject to discretionary withdrawal:	150,711	—	150,711	0.3%
Total (gross)	43,025,094	2,318,094	45,343,188	100.0%
Less: reinsurance ceded	(18,464,334)	—	(18,464,334)
Total (net)	$24,560,760	$2,318,094	$26,878,854

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$323,275	$—	$323,275	16.0%
At book value less current surrender charge of 5% or more	1,430,211	—	1,430,211	70.6%
Total with adjustment or at fair value	1,753,486	—	1,753,486	86.6%
At book value without adjustment (minimal or no charge adjustment)	270,887	—	270,887	13.4%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	2,024,373	—	2,024,373	100.0%
Less: reinsurance ceded	(821,668)	—	(821,668)
Total (net)	$1,202,705	$—	$1,202,705

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	7,372,256	—	7,372,256	100.0%
Total (gross)	7,372,256	—	7,372,256	100.0%
Less: reinsurance ceded	(3,127)	—	(3,127)
Total (net)	$7,369,129	$—	$7,369,129

	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$33,132,594	$—	$33,132,594
Separate Accounts	—	2,289,843	2,289,843
Total annuity actuarial reserves and deposit liabilites	33,132,594	2,289,843	35,422,436

As of December 31, 2022, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2022
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,488,771	$2,598,991
Miscellaneous reserves	—	—	24,000
Total (gross)	—	2,488,771	2,622,991
Less: reinsurance ceded	—	(1,119,947)	(1,180,346)
Total (net)	$—	$1,368,824	$1,442,645
	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,429,442	$—	$1,429,442
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	13,200	—	13,200
Total life and accident & health reserves	1,442,645	—	1,442,645

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

As of December 31, 2021, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$15,769,493	$—	$15,769,493	37.7%
At book value less current surrender charge of 5% or more	17,587,413	154,108	17,741,521	42.4%
Total with adjustment or at fair value	33,356,906	154,108	33,511,014	80.1%
At book value without adjustment (minimal or no charge adjustment)	5,261,137	2,895,964	8,157,101	19.6%
Not subject to discretionary withdrawal:	140,705	—	140,705	0.3%
Total (gross)	38,758,748	3,050,072	41,808,820	100.0%
Less: reinsurance ceded	(16,667,592)	—	(16,667,592)
Total (net)	$22,091,156	$3,050,072	$25,141,228

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$304,967	$—	$304,967	15.7%
At book value less current surrender charge of 5% or more	1,356,928	—	1,356,928	69.9%
Total with adjustment or at fair value	1,661,895	—	1,661,895	85.6%
At book value without adjustment (minimal or no charge adjustment)	279,703	—	279,703	14.4%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,941,598	—	1,941,598	100.0%
Less: reinsurance ceded	(798,840)	—	(798,840)
Total (net)	$1,142,758	$—	$1,142,758

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	5,343,828	—	5,343,828	100.0%
Total (gross)	5,343,828	—	5,343,828	100.0%
Less: reinsurance ceded	(2,808)	—	(2,808)
Total (net)	$5,341,020	$—	$5,341,020

	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$28,574,933	$—	$28,574,933
Separate Accounts	—	3,050,072	3,050,072
Total annuity actuarial reserves and deposit liabilites	28,574,933	3,050,072	31,625,005

As of December 31, 2021, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2021
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,482,369	$2,593,718
Miscellaneous reserves	—	—	24,000
Total (gross)	—	2,482,369	2,617,718
Less: reinsurance ceded	—	(1,117,066)	(1,177,973)
Total (net)	$—	$1,365,303	$1,439,745
	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,426,542	$—	$1,426,542
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	13,200	—	13,200
Total life and accident & health reserves	1,439,745	—	1,439,745

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2023 is $488,060.

On December 27, 2022, the Company received a $100,000 cash contribution from Commonwealth Annuity.

On December 10, 2021, the Company received a $375,000 cash contribution from Commonwealth Annuity.

On December 18, 2020, the Company paid an ordinary dividend of $150,000 to Commonwealth Annuity.

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2022	2021	2020
Unrealized gains (losses)	$75,949	$496,056	$461,978
Nonadmitted asset values	6,889	(11,525)	8,131
Asset valuation reserves	(390,901)	(380,522)	(364,480)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $3,066,862 at December 31, 2022.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) under which GAFG and affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $270,433, $262,719, and $178,060 in intercompany charges for 2022, 2021, and 2020 respectively.

On February 1 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company recorded expenses for these agreements of $121,435 and 55,506 as of December 31, 2022 and 2021, respectively.

Prior to the KKR acquisition, the Company entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in recorded expenses of $4,043 at December 31, 2020.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Affiliated Investments

In 2022, the NAIC clarified that certain investments which are originated, sponsored or managed by affiliated entities shall be reported as affiliated investments even if the underlying assets are unrelated third party investments with no credit exposure to affiliates. The Company holds investments of this type, which are included in total affiliated invested assets listed below:

December 31, 2022
Bonds	$9,890,731
Mortgages	1,908,424
Common Stocks	208,615
Other Invested Assets	631,124
$12,638,893

On March 3, 2022, the Company Committed to purchase $1,130,600,000 of notes from Lightning 2022-1 Financing L.P. ("Lightning"), and Thunderbird 2022-1 Financing L.P. ("Thunderbird"), entities which are indirectly under the control of KKR. $13,195,000 of the commitment was syndicated to a non-affiliate, reducing the Company's commitment to $1,117,428,000. As of December 31, 2022, the Company had funded $413,214,290 of its commitment.

On July 12, 2021, the Company entered into a Credit Agreement with Bobcat Funded 2021-A Financing L.P., an affiliated entity, in which the Company committed to make investments in an aggregate total of $225,000 to Bobcat Funded 2021-A Financing L.P. The Company and Bobcat Funded 2021-A Financing L.P. are both indirect subsidiaries of KKR & Co. Inc., the Company's ultimate controlling person. As of December 31, 2022, there was $180,923 of outstanding investments.

On July 12, 2021, the Company entered into a Credit Agreement with Husky Funded 2021-A Financing L.P., an affiliated entity, in which the Company committed to make investments in an aggregate total of $321,000 to Husky Funded 2021-A Financing L.P. The Company and Husky Funded 2021-A Financing L.P. are both indirect subsidiaries of KKR & Co. Inc., the Company's ultimate controlling person. As of December 31, 2022, there was $345,669 of outstanding investments.

On April 6, 2021, the Company entered into a Master Loan and Security Agreement (the "Master Loan Agreement") with KKR Corporate Lending (DE) LLC ("KKR Corporate Lending") and KKR Loan Administration Services LLC. The Master Loan Agreement allows for the Company to make term loans to KKR Corporate Lending with an aggregate principal amount limited to $750,000 outstanding at any one time. On April 6, 2021, the Company issued an initial note to KKR Corporate Lending pursuant to the Agreement in the amount of $450,450. As of December 31, 2022, there was $0 of outstanding investments.

Payable/Receivable from Affiliates

The Company reported a net payable to parent, subsidiaries and affiliates of $17,576 as of December 31, 2022. The Company reported a net payable to parent, subsidiaries and affiliates of $40,930 as of December 31, 2021. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 — Reinsurance. Amounts due to affiliates related to funds withheld agreements were $37,296 and $25,245 for the year ended December 31, 2022 and December 31, 2021, respectively. Amounts due from affiliates related to funds withheld agreements were $18,004 and $51,723 for the year ended December 31, 2022 and December 31, 2021, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration. As of December 31, 2022, the purchase commitments relating to the agreement with the third party administrator were as follows:

2023	$16,210
2024	13,839
2025	11,101
2026	5,512
2027	—
2028 and thereafter	—
Total	46,662

The Company has funding commitments subsequent to December 31, 2022 for the following:

Commercial mortgage loans and other lending facilities	$1,555,109
Private equities	465
LIHTC partnerships	268
Limited partnerships	310

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2022 through March 27, 2023, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized, or Type — II, Non Recognized subsequent events.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2022	2021
Guaranty funds	$588	$829
Other miscellaneous assets	(63)	508
Total other assets	$525	$1,337

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Other liabilities consist of the following:

	December 31,
	2022	2021
Payable for securities	$8,002	$393,672
Derivative collateral	264,410	543,920
Remittances and items not allocated	1,003,836	139,375
Commission payables	37,401	10,049
Derivatives	40,997	17,653
Bond repurchase agreement	798,932	299,829
Other miscellaneous liabilities	56,350	74,417
Total other liabilities	$2,209,928	$1,478,915

Other income consists of the following:

	December 31,
	2022	2021	2020
IMR adjustment on ceded gains (losses)	$(33,432)	$16,918	$9,513
Other income on reinsurance ceded	30,835	(8,976)	(8,009)
Other miscellaneous income	(20)	(87)	(26)
Total other income	$(2,617)	$7,855	$1,478

Other expenses consist of the following:

	December 31,
	2022	2021	2020
Funds withheld net investment income ceded	$338,961	$338,695	$321,773
Funds withheld policy loan interest	143	160	167
FwH futures realized/unrealized (gains)/losses	(228,855)	(131,203)	(107,719)
Miscellaneous expense	1,155	1,260	1,050
Total other expenses	$111,404	$208,912	$215,271

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2022 and 2021, the Company's separate account statement included legally insulated assets of $2,307,852 and $3,087,527 respectively.

The assets legally insulated from the general account as of December 31, 2022 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$2,301,214	$—
Huntington ForeRetirement Variable Annuity	6,638	—
Forethought Variable Interest Trust	—	28,251
Total	$2,307,852	$28,251

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date.

The maximum amount associated with death benefit guarantees for 2022 was $313,436 with associated risk charges paid by the separate account to compensate for these risks of $14,637. The maximum amount associated with withdrawal benefit guarantees for 2022 was $1,089,023 with associated risk charges paid by the separate account of $40,632.

The maximum amount associated with death benefit guarantees for 2021 was $94,704 with associated risk charges paid by the separate account to compensate for these risks of $15,492. The maximum amount associated with withdrawal benefit guarantees for 2021 was $519,263 with associated risk charges paid by the separate account of $42,494.

The maximum amount associated with death benefit guarantees for 2020 was $104,543 with associated risk charges paid by the separate account to compensate for these risks of $16,157. The maximum amount associated with withdrawal benefit guarantees for 2020 was $582,285 with associated risk charges paid by the separate account of $43,245.

The maximum amount associated with death benefit guarantees for 2019 was $91,849 with associated risk charges paid by the separate account to compensate for these risks of $16,874. The maximum amount associated with withdrawal benefit guarantees for 2019 was $551,509 with associated risk charges paid by the separate account of $44,327.

Information regarding the Separate Accounts of the Company as of December 31, 2022 and 2021 is as follows:

	Non-Guaranteed Separate Accounts
	2022	2021
Premiums, considerations or deposits	$36,663	$18,100
Reserves
For accounts with assets at:
Fair value	2,318,093	3,050,072
By withdrawal characteristics
With market value adjustment	28,251
At book value without fair value adjustment and with current surrender charge of 5% or more	56,574	154,108
At book value without fair value adjustment and with current surrender charge of less than 5%	2,233,268	2,895,964
Total	$2,318,093	$3,050,072

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2022 and December 31, 2021 is as follows:

	2022	2021	2020
Transfers to separate accounts	$68,677	$133,744	$94,166
Transfers from separate accounts	264,527	397,253	282,680
Net transfers from separate accounts	$(195,850)	$(263,509)	$(188,514)
Reconciling adjustments:
Reinsurance	223,645	263,509	188,514
Transfers as reported in the Statements of Operations	$27,795	$—	$—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2022, 2021 and 2020

(Dollars in thousands)

17.  RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the Company's Annual Statement in February 2023 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2022, the Company identified and reclassified balances related to the cash flows which effectively increased mortgage loans foreign exchange in book value and policies in good order reclassifications. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Net cash from operations	Net cash from investments	Net cash from financing	Net change in cash
As reported in the 2022 annual statement	$3,041,180	$(5,523,356)	$3,811,500	$1,329,324
2022 Adjustments:
Mortgage loans foreign exchange change in book value reclassification	$2,878	$—	$(2,878)	$—
Policies in good order reclassification	$25,000	$—	$(25,000)	$—
Total	$3,069,058	$(5,523,356)	$3,783,622	$1,329,324

Subsequent to the filing of the Company's Annual Statement in February 2022 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2021, the Company identified and reclassified a balance related to the group level tax liability which effectively increased taxes recoverable and also increased intercompany payables, with no impact on surplus. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Capital and Surplus	Net Income	Admitted Assets	Liabilities
As reported in the 2021 annual statement	$2,372,388	$84,168	$47,725,706	$45,353,318
2021 Adjustments:
Reclass of income tax receivable/payable		—	15,035	15,035
As reported in the 2021 audited financial statement	$2,372,388	$84,168	$47,740,741	$45,368,353

Supplementary Information

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$1,212,101
Preferred stocks (unaffiliated)	641
Common stocks (unaffiliated)	3,032
Common stocks (affiliated)	48,238
Mortgage loans	651,349
Premium notes, policy loans and liens	318
Short-term investments	41,172
Other invested assets	110,287
Derivative instruments	(332)
Gross investment income	$2,066,806
Other long term assets — statement value	$1,768,263
Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$1,838,639
Over 1 year through 5 years	11,689,032
Over 5 years through 10 years	7,648,187
Over 10 years through 20 years	4,995,879
Over 20 years	2,817,422
Total by maturity	$28,989,159
by Class — Statement Value
Class 1	$21,164,018
Class 2	6,501,030
Class 3	893,229
Class 4	295,907
Class 5	134,975
Class 6	—
Total by class	$28,989,159
Total bonds publicly traded	$9,172,688
Total bonds privately placed	19,816,471
Total	$28,989,159
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$9,718,575
Residental mortgages	6,446,163
Total	$16,164,738
Mortgage loans on real estate by by standing (book value):
Good standing	$16,033,486
Interest overdue more than 90 days, not in foreclosure	72,247
Total	$16,105,733
Collateral loans	$58,304
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$208,615
Preferred stocks — statement value	$27,559
Common stocks — market value	$349,474
Options, Caps & Floors Owned — Statement Value	$265,163
Short-term investments — book value:	$290,438
Cash equivalents — book value	$898,907
Cash on deposit	$755,584
$1,944,929

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022

(Dollars in thousands)

Life insurance in force
Ordinary life	$394,894
Group life	1,649,879
$2,044,773
Annuities
Ordinary
Deferred — fully paid account balance	$24,455,363
Deferred — not fully paid account balance	31
$24,455,394
Group
Fully paid account balance	$1,215,995
Not fully paid account balance	561
$1,216,556
Accident and health insurance — premiums in force:
Ordinary	$65,425
Group	3,731
$69,156
Claim payments:
Other accident and health —
2022	$21,310
2021	$24,506
Claims reserves:
2022	$19,925
2021	$13,082
Deposit funds and dividend accumulations:
Deposit funds — account balance	$7,074,975
Dividend accumulations — account balance	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories
December 31, 2022

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $51,171,839 at December 31, 2022.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Long Term Bonds	2.01 HSDTY 2017-1	$867,394	1.7%
Long Term Bonds	2.02 TOAMS 2017-1	$625,701	1.2%
Long Term Bonds	2.03 Barclays PLC	$617,407	1.2%
Long Term Bonds/Other Invested Assets	2.04 MOST Trust 2020- 1	$531,473	1.0%
Long Term Bonds	2.05 VECTOR FUNDED 2021	$526,592	1.0%
Long Term Bonds	2.06 JPMorgan Chase & Co.	$476,004	0.9%
Long Term Bonds	2.07 Bank of America Corporation	$431,362	0.8%
Long Term Bonds/Other Invested Assets	2.08 SERVHL Trust 2019- 1	$419,731	0.8%
Long Term Bonds/Other Invested Assets	2.09 MACT Trust 2019-1	$356,612	0.7%
Long Term Bonds	2.10 Morgan Stanley	$346,098	0.7%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$21,164,018	41.4%
3.02 NAIC-2	$6,501,030	12.7%
3.03 NAIC-3	$893,229	1.7%
3.04 NAIC-4	$295,907	0.6%
3.05 NAIC-5	$134,975	0.3%
3.06 NAIC-6	$—	0.0%
	$28,989,159	56.7%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$—	0.0%
3.08 P/RP-2	$17,065	0.0%
3.09 P/RP-3	$—	0.0%
3.10 P/RP-4	$—	0.0%
3.11 P/RP-5	$—	0.0%
3.12 P/RP-6	$10,558	0.0%
	$27,622	0.1%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2022

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$3,183,224	6.2%
4.03 Foreign-currency-denominated investments	$300,204	0.6%
4.04 Insurance liabilities denominated in that same foreign currency		0.0%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$3,167,812	6.2%
5.02 Countries rated NAIC-2	$15,412	0.0%
5.03 Countries rated NAIC-3 or below	$—	0.0%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$1,255,455	2.5%
6.02 United Kingdom	$629,605	1.2%
Countries rated NAIC-2
6.03 Italy	$15,412	0.0%
6.04	$—	0.0%
Countries rated NAIC-3 or below
6.05 Bahamas	$—	0.0%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 KKR Multi-Asset Tactical Allocation Designated Activity Company	1 & 2	$145,800	0.3%
10.02 Barclays PLC	1 & 2	$143,729	0.3%
10.03 One Eleven Funding III, Ltd.	1	$140,250	0.3%
10.04 ORBEA LOGISTICS PORTFOLIO	CM2	$130,391	0.3%
10.05 Blue Eagle 2021-2A LLC	1, 2, 3 & NR	$122,040	0.2%
10.06 BNP Paribas SA	1 & 2	$110,566	0.2%
10.07 Anchorage Credit Funding 8, Ltd.	1	$98,775	0.2%
10.08 HSBC Holdings plc	1 & 2	$89,786	0.2%
10.09 Brigade Debt Funding I, Ltd.	1	$86,153	0.2%
10.10 Coöperatieve Rabobank U.A.	2	$74,983	0.1%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13.  Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2022

(Dollars in thousands)

15.  Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Residential	$307,663	0.6%
16.02 Commercial	$192,168	0.4%
16.03 Commercial	$169,362	0.3%
16.04 Commercial	$167,886	0.3%
16.05 Residential	$164,276	0.3%
16.06 Commercial	$156,443	0.3%
16.07 Commercial	$153,954	0.3%
16.08 Commercial	$146,883	0.3%
16.09 Commercial	$145,492	0.3%
16.10 Residential	$140,632	0.3%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$72,247	0.1%
16.13 Mortgage loans in the process of foreclosure	$59,005	0.1%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$844,176	1.6%	$204,913	0.4%	$—	0.0%
17.02 91 to 95%	$44,883	0.1%	$54,860	0.1%	$—	0.0%
17.03 81 to 90%	$546,740	1.1%	$—	0.0%	$—	0.0%
17.04 71 to 80%	$1,331,285	2.6%	$1,129,262	2.2%	$—	0.0%
17.05 below 70%	$3,679,078	7.2%	$8,329,540	16.3%	$—	0.0%
	$6,446,163	12.6%	$9,718,575	19.0%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2022

(Dollars in thousands)

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$798,932	1.6%	$810,517	$803,831	$778,464
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$414,506	0.8%	$(42,477)	(0.1)%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$414,506	0.8%	$(42,477)	0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$85,205	0.2%	$127,316	$144,236	$179,905
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$—	0.0%	$—	$—	$—
22.04 Other	$—	0.0%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$14,048	0.0%	$224,871	$28,741	$17,049
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
For the Year Ended December 31, 2022

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Investment Categories
Long term bonds:
U.S. governments	$7,426	0.01%	$7,426	0.01%
All other governments	70,412	0.14%	70,412	0.14%
U.S. states, territories and possessions, etc. guaranteed	92,522	0.19%	92,522	0.19%
U.S. political subdivisions of states, territories, and possessions, guaranteed	33,156	0.07%	33,156	0.07%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,211,525	2.42%	1,211,525	2.42%
Industrial and miscellaneous	16,712,634	33.45%	16,712,634	33.45%
Hybrid securities	55,477	0.11%	55,477	0.11%
Parent, subsidiaries and affiliates	9,890,731	19.79%	9,890,731	19.79%
SVO identified funds	—	—%	—	—%
Unaffiliated bank loans	882,615	1.77%	882,615	1.77%
Total long-term bonds	28,956,498	57.94%	28,956,498	57.95%
Preferred stocks:
Industrial and miscellaneous (unaffiliated)	27,559	0.06%	27,559	0.06%
Parent, subsidiaries and affiliates	63	—%	—	—%
Total preferred stocks	27,622	0.06%	27,559	0.06%
Common stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	79,073	0.16%	79,073	0.16%
Industrial and miscellaneous other (unaffiliated)	61,786	0.12%	61,786	0.12%
Parent, subsidiaries and affiliates Other	208,615	0.42%	208,615	0.42%
Total common stocks	349,474	0.69%	349,474	0.69%
Mortgage loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	6,446,163	12.90%	6,446,163	12.90%
Commercial mortgages	9,286,313	18.58%	9,286,313	18.58%
Mezzanine real estate loans	432,262	0.87%	432,262	0.87%
Total mortgage loans	16,164,738	32.35%	16,164,738	32.35%
Real estate:
Properties held for sale	2,079	—%	2,079	—%
Total real estate	2,079	—%	2,079	—%
Cash	755,584	1.51%	755,584	1.51%
Cash equivalents	898,907	1.80%	898,907	1.80%
Short-term investments	290,438	0.58%	290,438	0.58%
Contract loans	3,523	0.01%	3,523	0.01%
Derivatives	462,199	0.92%	462,199	0.92%
Other invested assets	1,633,677	3.27%	1,633,677	3.27%
Receivables for securities	422,873	0.85%	422,873	0.85%
Total invested assets	$49,967,612	100.00%	$49,967,549	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures
For the Year Ended December 31, 2022

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.	Yes ☐	No ☐	N/A ☐

2.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.	Yes ☐	No ☐	N/A ☐

3.  Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.  Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.  Provisions that permit settlements to be made less frequently than quarterly;

c.  Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.  The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.	Yes ☐	No ☒

4.  Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☐

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures, continued
For the Year Ended December 31, 2022

(Dollars in thousands)

5.  Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or	Yes ☐	No ☐	N/A ☒
b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	Yes ☐	No ☐	N/A ☒
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________